UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

60.7%		Fixed-Rate Obligations	9,554,816,946	9,554,816,946
16.3%		Variable-Rate Obligations	2,564,695,499	2,564,695,499
29.7%		Repurchase Agreements	4,666,533,796	4,666,533,796

106.7%		Total Investments	16,786,046,241	16,786,046,241
(6	.7)%	Other Assets and Liabilities, Net		(1,057,124,003)

100.0%		Net Assets		15,728,922,238

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.7% of net assets

Government Agency Debt 60.5%
Fannie Mae		0.08%		10/03/11	159,237,089	159,236,426
		0.12%		10/03/11	31,226,000	31,225,787
		0.13%		10/03/11	366,894,735	366,892,188
		0.04%		10/12/11	58,340,000	58,339,376
		0.05%		10/12/11	5,000,000	4,999,924
		0.10%		10/17/11	500,000,000	499,977,778
		0.04%		10/19/11	36,090,000	36,089,278
		0.13%		10/26/11	34,705,000	34,701,987
		0.12%		11/01/11	570,127,834	570,069,870
		0.11%		11/01/11	409,519,656	409,480,779
		0.05%		11/01/11	140,032,000	140,026,783
		0.13%		11/01/11	74,844,494	74,836,438
		0.01%		11/14/11	20,000,000	19,999,756
		0.11%		12/01/11	70,013,000	70,000,118
		0.12%		12/01/11	383,138,000	383,063,341
		0.13%		12/01/11	150,000,000	149,966,958
		0.04%		12/05/11	75,000,000	74,994,583
		0.08%		01/03/12	485,088,000	484,991,075
		0.07%		01/03/12	339,362,500	339,299,027
		0.14%		01/09/12	50,000,000	49,980,556
		0.88%		01/12/12	2,930,000	2,936,524
		0.15%		01/17/12	150,000,000	149,932,500
		0.19%		01/17/12	50,000,000	49,971,500
		0.14%		02/16/12	150,000,000	149,919,500
		0.18%		03/01/12	150,000,000	149,886,000
		0.10%		03/01/12	650,000,000	649,725,556
		0.17%		03/01/12	200,000,000	199,856,444
		0.08%		03/05/12	50,000,000	49,982,667
		0.16%		04/02/12	19,130,000	19,114,526
		0.12%		04/16/12	100,000,000	99,934,000

Federal Home Loan Bank		0.03%		10/04/11	30,000,000	29,999,925
		0.05%		10/12/11	100,000,000	99,998,472

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		10/12/11	192,000,000	191,996,773
		0.06%		10/14/11	25,000,000	24,999,503
		0.04%		10/19/11	40,000,000	39,999,300
		0.07%		10/21/11	105,000,000	104,996,208
		0.30%		11/18/11	75,000,000	74,999,571
		0.19%		12/16/11	100,000,000	99,995,025
		0.35%		12/19/11	24,000,000	24,011,306
		0.65%		01/30/12	1,000,000	1,001,880
		0.32%		02/01/12	100,000,000	99,998,989
		0.20%		02/13/12	6,500,000	6,495,125
		0.12%		03/01/12	250,000,000	249,919,133
		0.13%		03/15/12	150,000,000	149,964,429
		0.15%		05/15/12	75,000,000	74,929,063
		0.14%		06/06/12	15,000,000	14,995,591
	c	0.33%		07/16/12	50,000,000	50,018,237
	c	0.35%		07/20/12	100,000,000	100,000,000
	c	0.38%		07/24/12	50,000,000	50,000,000
		0.23%		08/03/12	94,500,000	94,314,649
	c	0.42%		08/10/12	75,000,000	75,000,000
	c	0.37%		09/21/12	100,000,000	100,000,000
	c	0.40%		10/30/12	75,000,000	75,000,000

Freddie Mac		0.10%		10/06/11	200,000,000	199,997,222
		0.17%		10/19/11	53,000,000	52,995,495
		0.11%		11/09/11	150,000,000	149,982,125
		0.10%		12/08/11	100,000,000	99,981,111
		0.10%		12/09/11	200,000,000	199,961,667
		1.13%		12/15/11	3,000,000	3,006,334
		5.75%		01/15/12	2,179,000	2,214,683
		0.03%		01/18/12	15,000,000	14,998,638
		0.10%		01/24/12	5,000,000	4,998,403
		0.10%		02/23/12	100,000,000	99,959,722
		2.13%		03/23/12	43,684,000	44,103,047
		0.09%		04/03/12	198,000,000	197,908,425
		0.15%		04/03/12	60,000,000	59,953,750
		0.14%		06/01/12	50,000,000	49,952,556

Straight A Funding, LLC	a,b,d	0.16%		10/05/11	50,000,000	49,999,111
	a,b,d	0.16%		10/07/11	180,026,000	180,021,199
	a,b,d	0.15%		10/12/11	53,150,000	53,147,564
	a,b,d	0.19%		11/07/11	40,000,000	39,992,189
	a,b,d	0.19%		11/08/11	91,570,000	91,551,635
	a,b,d	0.19%		11/09/11	91,132,000	91,113,242
	a,b,d	0.19%		11/10/11	22,189,000	22,184,316
	a,b,d	0.19%		11/14/11	75,000,000	74,982,583
	a,b,d	0.19%		11/16/11	50,000,000	49,987,861
	a,b,d	0.19%		11/17/11	85,583,000	85,561,771
	a,b,d	0.19%		11/18/11	50,030,000	50,017,326
	a,b,d	0.19%		11/28/11	130,047,000	130,007,191
	a,b,d	0.19%		12/12/11	30,106,000	30,094,560
	a,b,d	0.19%		12/16/11	60,000,000	59,975,933
	a,b,d	0.19%		12/19/11	19,000,000	18,992,078

						9,519,706,161

Treasury Debt 0.2%
United States Treasury Department		1.13%		01/15/12	35,000,000	35,110,785

Total Fixed-Rate Obligations
(Cost $9,554,816,946)						9,554,816,946

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 16.3% of net assets

Government Agency Debt 16.3%
Fannie Mae		0.22%	10/26/11	07/26/12	200,000,000	200,041,646
		0.25%	10/23/11	08/23/12	100,000,000	99,972,802
		0.28%	10/03/11	12/03/12	150,000,000	149,964,498

Farm Credit System		0.19%	10/03/11	08/15/12	45,000,000	44,997,070

Federal Home Loan Bank		0.22%		10/13/11	122,350,000	122,357,353
		0.16%		11/08/11	100,000,000	100,008,360
		0.16%	10/03/11	01/13/12	100,000,000	99,994,244
		0.19%	10/03/11	02/03/12	125,000,000	125,017,424
		0.21%	10/03/11	07/24/12	75,000,000	74,984,587
		0.19%	10/10/11	08/10/12	100,000,000	99,965,311
		0.19%	10/03/11	08/24/12	100,000,000	99,993,180
		0.18%	10/03/11	09/19/12	100,000,000	99,980,414

Freddie Mac		0.24%	10/03/11	11/21/11	100,000,000	99,994,358
		0.19%	10/14/11	12/14/11	172,750,000	172,760,877
		0.19%	10/16/11	02/16/12	100,000,000	99,984,763
		0.19%	10/03/11	04/03/12	200,000,000	199,958,869
		0.21%	10/11/11	05/11/12	100,000,000	99,969,464
	c	0.15%	10/11/11	08/10/12	150,000,000	150,000,000
		0.22%	10/03/11	10/12/12	75,000,000	75,017,214
		0.17%	10/04/11	02/04/13	200,000,000	199,862,840
		0.18%	10/17/11	06/17/13	150,000,000	149,870,225

Total Variable-Rate Obligations
(Cost $2,564,695,499)						2,564,695,499

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 29.7% of net assets

Government Agency Repurchase Agreement 23.3%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $363,978,567, issued 08/29/11, due 12/02/11.		0.15%		10/07/11	350,056,875	350,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $623,953,523, issued 09/19/11, due 12/19/11.		0.15%		10/07/11	600,045,000	600,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $523,556,168, issued 09/26/11, due 01/03/12.		0.17%		10/07/11	500,025,972	500,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $67,865,305, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	66,534,129	66,533,796

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,000,024, issued 09/30/11, due 10/03/11.		0.07%		10/03/11	200,001,167	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,144,959, issued 08/02/11, due 11/01/11.		0.23%		10/07/11	200,084,333	200,000,000

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $520,498,062, issued 08/10/11, due 11/08/11.		0.13%		10/07/11	500,104,722	500,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $363,970,492, issued 08/19/11, due 11/17/11.		0.18%		10/07/11	350,085,720	350,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $312,269,269, issued 09/27/11, due 01/03/12.		0.18%		10/07/11	300,015,000	300,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $515,000,000, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	500,003,333	500,000,000

Morgan Stanley & Co. LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000,000, issued 09/30/11, due 10/03/11.		0.09%		10/03/11	100,000,750	100,000,000

						3,666,533,796

Treasury Repurchase Agreement 6.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,020,000,086, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	1,000,004,167	1,000,000,000

Total Repurchase Agreements
(Cost $4,666,533,796)						4,666,533,796

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $16,786,046,241.

a	Credit-enhanced security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,027,628,559 or 6.5% of net assets.
c	Callable security.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47701SEP11

 5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Fixed-Rate Obligations	25,457,133,222	25,457,133,222

100.0%	Total Investments	25,457,133,222	25,457,133,222
0.0%	Other Assets and Liabilities, Net		11,083,320

100.0%	Net Assets		25,468,216,542

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 100.0% of net assets

Treasury Debt 82.3%
United States Treasury Department		0.00%		10/06/11	9,575,000	9,574,996
		0.01%		10/06/11	206,000,000	205,999,857
		0.04%		10/06/11	100,000,000	99,999,514
		0.10%		10/06/11	100,000,000	99,998,611
		0.14%		10/06/11	145,000,000	144,997,181
		0.00%		10/13/11	750,000,000	749,999,376
		0.01%		10/13/11	525,000,000	524,998,750
		0.03%		10/13/11	400,000,000	399,996,000
		0.04%		10/13/11	500,000,000	499,993,833
		0.06%		10/13/11	150,000,000	149,997,000
		0.08%		10/13/11	400,000,000	399,989,333
		0.00%		10/20/11	1,472,800,000	1,472,799,735
		0.01%		10/20/11	297,790,000	297,789,214
		0.02%		10/20/11	1,200,000,000	1,199,988,652
		0.05%		10/20/11	249,398,000	249,391,419
		0.00%		10/27/11	1,000,000,000	999,999,276
		0.05%		10/27/11	100,000,000	99,996,389
		1.00%		10/31/11	620,000,000	620,488,433
		4.63%		10/31/11	25,000,000	25,093,620
		0.01%		11/03/11	200,000,000	199,998,167
		0.09%		11/03/11	250,000,000	249,980,521
		0.00%		11/10/11	247,000,000	246,999,314
		0.01%		11/10/11	900,000,000	899,990,000
		0.03%		11/10/11	250,000,000	249,991,667
		0.04%		11/10/11	350,771,000	350,755,970
		0.05%		11/10/11	250,000,000	249,987,500
		1.75%		11/15/11	150,000,000	150,317,624
		0.00%		11/17/11	22,000,000	21,999,971
		0.04%		11/17/11	1,100,000,000	1,099,949,737
		0.00%		11/25/11	29,000,000	28,999,956
		0.02%		11/25/11	700,000,000	699,982,050
		0.10%		11/25/11	300,000,000	299,954,167
		0.75%		11/30/11	450,050,000	450,569,062
		4.50%		11/30/11	72,000,000	72,525,014
		0.01%		12/01/11	1,100,767,000	1,100,750,896
		0.03%		12/08/11	1,000,000,000	999,940,974

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.02%		12/15/11	500,000,000	499,984,374
		1.13%		12/15/11	120,000,000	120,254,824
		0.00%		12/22/11	148,959,000	148,958,155
		0.01%		12/22/11	1,000,000,000	999,977,220
		0.02%		12/29/11	1,000,000,000	999,962,915
		1.00%		12/31/11	376,000,000	376,898,142
		4.63%		12/31/11	50,000,000	50,568,520
		1.13%		01/15/12	25,000,000	25,076,879
		4.75%		01/31/12	75,000,000	76,168,039
		0.05%		02/02/12	200,000,000	199,964,178
		0.13%		02/02/12	250,000,000	249,888,056
		1.38%		02/15/12	50,000,000	50,250,197
		0.04%		02/23/12	100,000,000	99,983,889
		0.05%		02/23/12	150,000,000	149,972,812
		0.07%		03/08/12	350,000,000	349,891,791
		0.05%		03/15/12	457,000,000	456,894,635
		4.50%		03/31/12	237,000,000	242,174,614
		1.00%		04/30/12	150,000,000	150,765,814
		0.63%		06/30/12	90,000,000	90,346,486

						20,961,765,319

Government Agency Debt 17.7%
Fannie Mae		0.02%		10/05/11	111,700,000	111,699,752
		0.00%		10/07/11	55,000,000	54,999,991
		0.05%		10/19/11	1,000,000	999,975
		0.08%		10/19/11	2,000,000	1,999,925
		5.38%		11/15/11	3,376,000	3,398,066
		0.05%		11/23/11	155,000,000	154,988,362
		1.00%		11/23/11	1,650,000	1,652,247
		0.04%		12/02/11	75,000,000	74,994,833
		0.04%		12/05/11	150,000,000	149,989,167
		0.08%		12/12/11	100,000,000	99,984,000
		0.07%		12/19/11	200,000,000	199,969,278
		0.03%		12/21/11	47,200,000	47,197,345
		0.14%		02/16/12	150,000,000	149,919,500
		1.08%		03/30/12	50,000,000	50,239,507

Farm Credit System		0.03%		10/11/11	100,000,000	99,999,167
		0.03%		10/12/11	25,000,000	24,999,771

Federal Home Loan Bank		0.02%		10/05/11	9,213,000	9,212,980
		0.03%		10/07/11	25,000,000	24,999,875
		0.02%		10/11/11	21,381,000	21,380,881
		0.03%		10/12/11	200,000,000	199,998,167
		0.04%		10/12/11	25,000,000	24,999,694
		0.05%		10/12/11	86,200,000	86,198,815
		0.01%		10/14/11	3,444,000	3,443,994
		0.07%		10/14/11	125,000,000	124,996,840
		0.00%		10/19/11	300,000,000	299,999,850
		0.06%		10/19/11	100,000,000	99,997,250
		0.01%		10/21/11	10,300,000	10,299,943
		0.07%		10/24/11	30,300,000	30,298,645
		0.00%		10/26/11	108,000,000	107,999,925
		0.02%		10/26/11	221,000,000	220,997,278
		0.02%		10/28/11	185,000,000	184,997,225
		0.01%		11/02/11	40,000,000	39,999,644
		0.03%		11/16/11	155,000,000	154,994,058
		0.06%		11/18/11	29,000,000	28,997,873
		4.88%		11/18/11	48,730,000	49,039,527
		0.01%		11/25/11	25,000,000	24,999,618
		0.02%		11/25/11	107,000,000	106,997,548
		0.32%		12/06/11	105,000,000	105,048,309
		0.03%		12/23/11	100,000,000	99,993,948
		0.29%		12/30/11	100,000,000	100,053,828

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.02%		01/24/12	100,000,000	99,993,611
		0.15%		05/16/12	50,000,000	49,952,500
		0.25%		07/16/12	42,050,000	42,072,467

Freddie Mac		0.02%		10/17/11	22,400,000	22,399,851
		0.01%		10/18/11	120,000,000	119,999,433
		0.02%		10/19/11	32,700,000	32,699,755
		0.00%		10/24/11	76,877,000	76,876,951
		0.01%		10/24/11	2,694,000	2,693,991
		0.02%		10/24/11	41,800,000	41,799,466
		0.03%		11/04/11	50,000,000	49,998,583
		0.11%		11/09/11	150,000,000	149,982,125
		0.05%		12/05/11	110,000,000	109,990,069
		0.03%		01/11/12	250,000,000	249,978,750
		0.15%		04/03/12	60,000,000	59,953,750

						4,495,367,903

Total Fixed-Rate Obligations
(Cost $25,457,133,222)						25,457,133,222

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $25,457,133,222.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47702SEP11

4

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

67.4%	Fixed-Rate Obligations	11,706,646,156	11,706,646,156
14.9%	Variable-Rate Obligations	2,578,610,161	2,578,610,161
17.7%	Repurchase Agreements	3,071,519,813	3,071,519,813

100.0%	Total Investments	17,356,776,130	17,356,776,130
0.0%	Other Assets and Liabilities, Net		3,521,613

100.0%	Net Assets		17,360,297,743

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 67.4% of net assets

Asset Backed Commercial Paper 18.0%
Alpine Securitization Corp	a,b,c	0.19%		11/02/11	18,000,000	17,996,960

Amsterdam Funding Corp	a,b,c	0.22%		10/24/11	53,000,000	52,992,551

Argento Variable Funding Co, LLC	a,b,c	0.27%		10/27/11	107,000,000	106,979,135
	a,b,c	0.28%		11/01/11	58,000,000	57,986,016

Atlantis One Funding Corp	a,b,c	0.20%		10/11/11	11,000,000	10,999,389
	a,b,c	0.27%		12/02/11	164,000,000	163,923,740
	a,b,c	0.25%		12/06/11	76,000,000	75,965,167
	a,b,c	0.26%		12/06/11	58,000,000	57,972,353
	a,b,c	0.26%		12/20/11	26,000,000	25,984,978

Barton Capital, LLC	a,b,c	0.55%		10/03/11	137,000,000	136,995,814

CAFCO, LLC	a,b,c	0.29%		12/14/11	46,000,000	45,972,579
	a,b,c	0.31%		01/18/12	25,000,000	24,976,535
	a,b,c	0.31%		01/23/12	15,000,000	14,985,275
	a,b,c	0.37%		01/25/12	11,000,000	10,986,886
	a,b,c	0.39%		02/03/12	86,000,000	85,883,542

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/03/11	18,000,000	17,999,750
	a,b,c	0.25%		10/04/11	18,000,000	17,999,625
	a,b,c	0.26%		10/14/11	190,000,000	189,982,161
	a,b,c	0.40%		11/01/11	36,000,000	35,987,600

Chariot Funding, LLC	a,b,c	0.19%		10/12/11	22,000,000	21,998,723

Ciesco, LLC	a,b,c	0.33%		01/12/12	111,000,000	110,895,197
	a,b,c	0.31%		01/23/12	118,000,000	117,884,163

CRC Funding, LLC	a,b,c	0.29%		12/14/11	4,000,000	3,997,616
	a,b,c	0.34%		01/12/12	82,000,000	81,920,232

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.31%		01/18/12	22,000,000	21,979,351

Fairway Finance Co, LLC	a,b,c	0.19%		10/06/11	30,000,000	29,999,208
	a,b,c	0.19%		10/19/11	60,000,000	59,994,300
	a,b,c	0.20%		10/19/11	9,300,000	9,299,070

Falcon Asset Securitization Corp	a,b,c	0.17%		10/05/11	24,000,000	23,999,547
	a,b,c	0.16%		10/06/11	18,000,000	17,999,600
	a,b,c	0.16%		10/13/11	17,000,000	16,999,093
	a,b,c	0.15%		10/21/11	10,000,000	9,999,167
	a,b,c	0.19%		10/25/11	25,000,000	24,996,833

Govco, LLC	a,b,c	0.19%		10/07/11	38,000,000	37,998,797
	a,b,c	0.19%		10/11/11	47,000,000	46,997,519
	a,b,c	0.25%		10/18/11	50,000,000	49,994,097
	a,b,c	0.25%		10/31/11	48,000,000	47,990,000
	a,b,c	0.26%		11/15/11	15,000,000	14,995,125
	a,b,c	0.29%		11/29/11	9,000,000	8,995,722
	a,b,c	0.29%		12/12/11	50,000,000	49,971,000
	a,b,c	0.29%		12/16/11	17,000,000	16,989,592
	a,b,c	0.29%		12/20/11	131,000,000	130,915,578
	a,b,c	0.30%		12/22/11	2,000,000	1,998,633
	a,b,c	0.32%		01/03/12	4,000,000	3,996,658
	a,b,c	0.32%		01/04/12	50,000,000	49,957,778

Grampian Funding, LLC	a,b,c	0.27%		10/26/11	48,000,000	47,991,000
	a,b,c	0.38%		11/18/11	3,000,000	2,998,480
	a,b,c	0.43%		02/02/12	42,000,000	41,937,793

Jupiter Securitization Corp	a,b,c	0.19%		10/24/11	67,000,000	66,991,867
	a,b,c	0.19%		10/25/11	23,000,000	22,997,087

Market Street Funding Corp	a,b,c	0.18%		10/04/11	31,000,000	30,999,535
	a,b,c	0.18%		10/17/11	11,540,000	11,539,077
	a,b,c	0.16%		10/18/11	8,000,000	7,999,396
	a,b,c	0.18%		10/25/11	8,000,000	7,999,040
	a,b,c	0.21%		11/08/11	20,106,000	20,101,543
	a,b,c	0.22%		11/09/11	20,014,000	20,009,230
	a,b,c	0.21%		11/14/11	40,028,000	40,017,726
	a,b,c	0.21%		11/18/11	28,000,000	27,992,160
	a,b,c	0.21%		11/21/11	3,907,000	3,905,838
	a,b,c	0.22%		12/22/11	1,000,000	999,499

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		10/12/11	2,000,000	1,999,866
	a,b,c	0.22%		10/13/11	10,000,000	9,999,267

Old Line Funding, LLC	a,b,c	0.17%		10/20/11	35,000,000	34,996,860
	a,b,c	0.16%		10/21/11	3,000,000	2,999,733
	a,b,c	0.19%		10/21/11	4,303,000	4,302,546
	a,b,c	0.19%		10/26/11	12,986,000	12,984,287
	a,b,c	0.17%		10/27/11	45,030,000	45,024,471
	a,b,c	0.22%		11/17/11	38,367,000	38,355,980
	a,b,c	0.22%		12/12/11	3,000,000	2,998,680
	a,b,c	0.22%		12/20/11	30,000,000	29,985,333

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.22%		10/12/11	10,926,000	10,925,265
	a,b,c	0.22%		10/14/11	25,000,000	24,998,059
	a,b,c	0.28%		10/17/11	12,059,000	12,057,499
	a,b,c	0.28%		10/18/11	66,385,000	66,376,222
	a,b,c	0.28%		10/20/11	54,403,000	54,394,960

Thunder Bay Funding, LLC	a,b,c	0.19%		11/01/11	26,770,000	26,765,620
	a,b,c	0.23%		12/14/11	25,595,000	25,582,899

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable Funding Capital Corp	a,b,c	0.17%		10/06/11	40,000,000	39,999,056
	a,b,c	0.21%		12/07/11	50,000,000	49,980,458
	a,b,c	0.21%		12/14/11	25,000,000	24,989,208

Windmill Funding Corp	a,b,c	0.25%		10/13/11	63,000,000	62,994,750
	a,b,c	0.29%		10/13/11	1,013,000	1,012,902
	a,b,c	0.22%		10/24/11	13,000,000	12,998,173
	a,b,c	0.30%		10/24/11	1,500,000	1,499,712

						3,118,033,732

Financial Company Commercial Paper 11.9%
BNZ International Funding Ltd	a	0.26%		11/04/11	44,000,000	43,989,196

Citigroup Funding, Inc	a	0.25%		10/14/11	14,000,000	13,998,736
	a	0.30%		11/14/11	48,000,000	47,982,400

Commonwealth Bank of Australia	c	0.18%		10/20/11	28,000,000	27,997,414
	c	0.18%		10/24/11	60,000,000	59,993,100
	c	0.25%		12/15/11	55,000,000	54,971,354
	c	0.28%		12/15/11	85,000,000	84,951,302
	c	0.28%		12/16/11	57,000,000	56,966,307
	c	0.29%		12/21/11	25,000,000	24,983,969
	c	0.31%		01/20/12	54,000,000	53,948,385

Danske Corp	a,c	0.29%		10/28/11	5,000,000	4,998,913
	a,c	0.29%		11/03/11	63,000,000	62,983,253

DnB NOR Bank ASA		0.27%		12/01/11	94,000,000	93,957,791

General Electric Capital Corp		0.25%		12/13/11	68,000,000	67,965,528
		0.25%		12/19/11	109,000,000	108,940,201
		0.25%		12/20/11	145,000,000	144,919,444
		0.25%		12/21/11	91,000,000	90,948,812
		0.25%		01/04/12	15,000,000	14,990,104
		0.24%		01/11/12	56,000,000	55,961,920

Goldman Sachs Group, Inc		0.36%		12/20/11	15,000,000	14,988,000

HSBC USA, Inc		0.18%		11/21/11	86,000,000	85,978,679

ING (U.S.) Funding LLC	a	0.35%		11/29/11	125,000,000	124,928,299

JPMorgan Chase & Co		0.10%		10/04/11	76,000,000	75,999,367

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	117,000,000	116,997,400

Nordea North America, Inc	a	0.21%		10/04/11	122,000,000	121,997,916
	a	0.26%		11/21/11	89,880,000	89,846,894
	a	0.26%		11/29/11	15,000,000	14,993,608

RBS Holdings USA Inc	a,c	0.47%		10/07/11	5,000,000	4,999,608
	a,c	0.22%		10/26/11	7,000,000	6,998,931

Skandinaviska Enskilda Banken AB		0.25%		10/24/11	25,000,000	24,996,007

State Street Corp		0.19%		11/18/11	23,000,000	22,994,173
		0.22%		12/15/11	65,000,000	64,970,208

UBS Finance (Delaware), Inc	a	0.20%		10/06/11	11,000,000	10,999,694
	a	0.28%		12/12/11	44,000,000	43,975,360

Westpac Banking Corp	c	0.47%		03/19/12	36,000,000	35,920,100
	c	0.47%		03/28/12	38,000,000	37,911,196

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Securities NZ Ltd	a,c	0.34%		12/16/11	43,000,000	42,969,136

						2,057,912,705

Other Commercial Paper 1.9%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	47,000,000	46,996,671
	a,c	0.15%		10/21/11	41,000,000	40,996,583
	a,c	0.11%		10/25/11	6,000,000	5,999,560
	a,c	0.10%		11/01/11	5,000,000	4,999,570

Danaher Corp	c	0.08%		10/07/11	35,000,000	34,999,533
	c	0.13%		10/11/11	4,450,000	4,449,839
	c	0.13%		10/18/11	23,000,000	22,998,588

Reckitt Benckiser Treasury Services PLC	a,c	0.35%		12/12/11	37,000,000	36,974,100
	a,c	0.52%		02/24/12	32,000,000	31,932,516
	a,c	0.47%		03/27/12	4,000,000	3,990,705

Sanofi	c	0.22%		12/15/11	35,000,000	34,983,958

Univ of California
CP Series B		0.15%		11/02/11	55,000,000	54,992,667
		0.23%		01/09/12	3,000,000	2,998,083

						327,312,373

Certificate of Deposit 17.4%
Bank of Montreal		0.04%		10/07/11	6,000,000	6,000,000
		0.23%		11/21/11	50,000,000	50,000,000
		0.25%		11/22/11	70,000,000	70,000,000
		0.22%		11/28/11	4,000,000	4,000,000

Bank of Nova Scotia		0.18%		10/03/11	81,000,000	81,000,000
		0.05%		10/07/11	13,000,000	13,000,000
		0.23%		11/21/11	159,000,000	159,000,000
		0.30%		12/05/11	58,000,000	58,000,000
		0.22%		12/07/11	18,000,000	18,000,000
		0.25%		01/13/12	119,000,000	119,000,000

Bank of the West		0.20%		10/19/11	55,000,000	55,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		10/07/11	29,000,000	29,000,000
		0.15%		10/07/11	65,000,000	65,000,000

Barclays Bank PLC		0.47%		02/06/12	72,000,000	72,000,000

BNP Paribas		0.50%		10/03/11	24,000,000	24,000,000
		0.54%		11/02/11	66,000,000	66,000,000

Branch Banking & Trust Co		0.25%		11/02/11	46,000,000	46,000,000
		0.29%		02/10/12	57,000,000	57,000,000

Chase Bank USA, NA		0.15%		11/22/11	47,000,000	47,000,000

Citibank, NA		0.23%		11/29/11	11,000,000	11,000,000
		0.27%		12/13/11	33,000,000	33,000,000

Commonwealth Bank of Australia		0.19%		10/21/11	74,000,000	74,000,000
		0.25%		01/10/12	35,000,000	35,000,000

Credit Suisse AG		0.19%		10/06/11	9,000,000	9,000,000

Lloyds TSB Bank PLC		0.45%		10/04/11	35,000,000	35,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Corporate Bank Ltd		0.15%		10/06/11	133,000,000	133,000,000
		0.14%		10/07/11	39,000,000	39,000,000

National Australia Bank Ltd		0.25%		11/07/11	64,000,000	64,000,000
		0.23%		12/08/11	42,000,000	42,000,000

Nordea Bank Finland PLC		0.25%		11/15/11	9,000,000	9,000,000

Royal Bank of Scotland PLC		0.24%		11/01/11	70,000,000	70,000,000

Skandinaviska Enskilda Banken AB		0.31%		11/16/11	43,000,000	43,000,000

Societe Generale		0.50%		10/03/11	100,000,000	100,000,000
		0.41%		10/18/11	113,000,000	113,000,000

State Street Bank & Trust Company, NA		0.14%		10/28/11	50,000,000	50,000,000
		0.25%		12/12/11	78,000,000	78,000,000

Sumitomo Mitsui Banking Corp		0.17%		10/06/11	81,000,000	81,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	132,000,000	132,000,000
		0.17%		10/06/11	41,000,000	41,000,000

Svenska Handelsbanken AB		0.21%		10/04/11	10,000,000	10,000,004

Toronto-Dominion Bank		0.25%		11/10/11	150,000,000	150,000,000
		0.20%		11/18/11	136,000,000	136,000,000
		0.22%		12/06/11	47,000,000	47,000,000
		0.23%		12/21/11	98,000,000	98,000,000
		0.21%		01/19/12	175,000,000	175,000,000
		0.38%		03/27/12	114,000,000	114,000,000

Union Bank, NA		0.19%		10/05/11	16,000,000	16,000,000
		0.19%		10/20/11	5,000,000	5,000,000
		0.26%		12/12/11	48,000,000	48,000,000

						3,030,000,004

Government Agency Debt 13.5%
Fannie Mae		0.09%		10/11/11	107,000,000	106,997,325
		0.03%		11/09/11	68,000,000	67,997,790
		0.03%		11/23/11	14,200,000	14,199,477

Federal Home Loan Bank		0.01%		10/05/11	36,000,000	35,999,960
		0.02%		10/07/11	25,600,000	25,599,915
		0.03%		10/07/11	201,000,000	200,998,995
		0.02%		10/11/11	103,000,000	102,999,428
		0.04%		10/12/11	15,000,000	14,999,817
		0.03%		10/19/11	13,500,000	13,499,798
		0.02%		10/21/11	30,000,000	29,999,667
		0.03%		10/21/11	12,500,000	12,499,791
		0.00%		10/25/11	4,000,000	3,999,997
		0.04%		11/04/11	162,000,000	161,994,645
		0.04%		11/14/11	150,000,000	149,993,583
		0.03%		11/16/11	20,000,000	19,999,361
		0.03%		12/09/11	20,000,000	19,998,850

Freddie Mac		0.05%		10/03/11	5,000,000	4,999,988
		0.04%		10/04/11	30,600,000	30,599,898
		0.02%		10/12/11	17,000,000	16,999,896
		0.02%		10/14/11	11,000,000	10,999,921
		0.03%		10/17/11	2,500,000	2,499,967
		0.03%		10/24/11	38,400,000	38,399,264
		0.03%		11/04/11	100,000,000	99,997,167

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.04%		12/19/11	50,000,000	49,996,160

Straight A Funding, LLC	a,b,c,f	0.16%		10/05/11	50,000,000	49,999,111
	a,b,c,f	0.16%		10/06/11	24,131,000	24,130,464
	a,b,c,f	0.16%		10/11/11	32,000,000	31,998,578
	a,b,c,f	0.19%		11/14/11	110,000,000	109,974,455
	a,b,c,f	0.19%		11/16/11	72,000,000	71,982,520
	a,b,c,f	0.19%		11/17/11	88,819,000	88,796,968
	a,b,c,f	0.19%		11/28/11	281,323,000	281,236,884
	a,b,c,f	0.19%		11/30/11	10,101,000	10,097,801
	a,b,c,f	0.19%		12/01/11	113,000,000	112,963,620
	a,b,c,f	0.19%		12/02/11	61,000,000	60,980,040
	a,b,c,f	0.19%		12/05/11	82,030,000	82,001,859
	a,b,c,f	0.19%		12/07/11	41,000,000	40,985,502
	a,b,c,f	0.19%		12/14/11	46,000,000	45,982,034
	a,b,c,f	0.19%		12/19/11	66,000,000	65,972,481
	a,b,c,f	0.19%		12/20/11	37,030,000	37,014,365

						2,350,387,342

Other Instrument 1.7%
Citibank, NA	j	0.10%		10/07/11	200,000,000	200,000,000

Royal Bank of Canada	j	0.01%		10/07/11	95,000,000	95,000,000

						295,000,000

Other Note 3.0%
Bank of America, NA	h	0.26%		10/03/11	54,000,000	54,000,000
	h	0.20%		10/04/11	30,000,000	30,000,000
	h	0.20%		10/06/11	26,000,000	26,000,000
	h	0.24%		10/13/11	125,000,000	125,000,000
	h	0.31%		01/09/12	293,000,000	293,000,000

						528,000,000

Total Fixed-Rate Obligations
(Cost $11,706,646,156)						11,706,646,156

Variable-Rate Obligations 14.9% of net assets

Certificate of Deposit 7.8%
Barclays Bank PLC		0.73%		10/17/11	108,000,000	108,000,000
		0.63%	10/24/11	02/22/12	92,000,000	92,000,000

Canadian Imperial Bank of Commerce
		0.29%	10/28/11	12/28/11	186,000,000	186,000,000
		0.27%	10/03/11	01/03/12	122,000,000	122,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	100,000,000	100,000,000

Rabobank Nederland		0.30%		10/07/11	22,000,000	22,000,000
		0.30%	10/05/11	12/05/11	150,000,000	150,000,000

Royal Bank of Canada		0.28%	10/03/11	04/09/12	115,000,000	115,000,000

Toronto-Dominion Bank		0.31%		10/28/11	60,000,000	60,000,000

UBS AG		0.63%		10/17/11	87,000,000	87,000,000

Westpac Banking Corp		0.31%	10/11/11	01/10/12	60,000,000	60,000,000
		0.31%	10/03/11	05/01/12	247,000,000	247,000,000

						1,349,000,000

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 2.0%
Freddie Mac		0.15%	10/11/11	08/10/12	350,000,000	350,000,000

Variable Rate Demand Note 0.8%
New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a,c	0.25%	10/01/11	10/03/11	700,000	700,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	136,000,000	136,000,000

						136,700,000

Other Note 4.1%
Bank of America, NA	h	0.55%	10/24/11	08/22/12	149,000,000	149,000,000

Commonwealth Bank of Australia	c,i	0.40%	10/27/11	10/26/12	50,000,000	50,000,000

JPMorgan Chase Bank, NA	i	0.27%	10/21/11	10/19/12	500,000,000	500,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	8,910,161	8,910,161

						707,910,161

Other Municipal Debt 0.2%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.30%	10/03/11	07/01/12	35,000,000	35,000,000

Total Variable-Rate Obligations
(Cost $2,578,610,161)						2,578,610,161

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.7% of net assets

Government Agency Repurchase Agreement 14.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $325,920,430, issued 09/06/2011, due 10/03/2011.		0.12%		10/03/11	313,028,170	313,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $139,050,952, issued 09/30/2011, due 10/07/2011.		0.04%		10/07/11	135,001,050	135,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,951,698, issued 09/22/2011, due 10/21/2011.		0.12%		10/07/11	125,006,250	125,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $484,100,000, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	470,004,700	470,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $138,230,565, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	135,520,491	135,519,813
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $96,903,782, issued 09/30/11, due 10/07/11.		0.03%		10/07/11	95,000,554	95,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $149,537,453, issued 09/30/2011, due 10/03/2011.		0.07%		10/03/11	145,000,846	145,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $19,767,062, issued 09/22/2011, due 10/03/2011.		0.10%		10/03/11	19,000,581	19,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $419,960,203, issued 09/19/2011, due 10/03/2011.		0.12%		10/03/11	404,018,853	404,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $37,511,037, issued 08/30/2011, due 10/04/2011.		0.12%		10/04/11	36,004,200	36,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,500,000, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	30,000,125	30,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $412,000,001, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	400,002,667	400,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $126,480,001, issued 09/16/11, due 10/17/11.		0.15%		10/07/11	124,010,850	124,000,000

						2,431,519,813

Treasury Repurchase Agreement 1.7%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $300,900,033, issued 09/30/2011, due 10/03/2011.		0.05%		10/03/11	295,001,229	295,000,000

Other Repurchase Agreement 2.0%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $10,500,001, issued 09/30/11, due 10/03/11.		0.28%		10/03/11	10,000,233	10,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $71,400,002, issued 07/01/11, due 10/14/11.	d	0.50%		10/14/11	68,099,167	68,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $28,350,003, issued 06/24/11, due 10/24/11.	d	0.57%		10/24/11	27,052,155	27,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $1,050,014, issued 07/14/11, due 10/27/11.	d	0.50%		10/27/11	1,001,458	1,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $17,850,009, issued 06/02/11, due 11/01/11.	d	0.60%		11/01/11	17,043,067	17,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $26,250,014, issued 06/03/11, due 11/01/11.	d	0.60%		11/01/11	25,062,917	25,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $136,500,039, issued 06/07/11, due 11/07/11.	d	0.60%		11/07/11	130,331,500	130,000,000

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $70,350,039, issued 08/03/11, due 12/01/11.	d	0.57%		12/01/11	67,127,300	67,000,000

						345,000,000

Total Repurchase Agreements
(Cost $3,071,519,813)						3,071,519,813

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $17,356,776,130.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,257,675,166 or 30.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $343,910,161 or 2.0% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

TRAN —	Tax and revenue anticipation note

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 9

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47698SEP11

10

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

25.4%	Fixed-Rate Securities	3,391,902,891	3,391,902,891
74.6%	Variable-Rate Securities	9,940,174,954	9,940,174,954

100.0%	Total Investments	13,332,077,845	13,332,077,845
0.0%	Other Assets and Liabilities, Net		(4,821,279)

100.0%	Net Assets		13,327,256,566

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 25.4% of net assets

Alaska 0.3%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A	b,c	0.43%		11/03/11	10,400,000	10,400,000

State Capital Bonds Series 2006A	a,b,c	0.33%		01/19/12	27,315,000	27,315,000

						37,715,000

Arizona 0.4%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A	a,b,c	0.31%		04/19/12	10,255,000	10,255,000

Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009	a	0.21%		11/08/11	25,000,000	25,000,000

Pima Cnty
GO Bonds Series 2007	b,c	0.43%		11/03/11	11,035,000	11,035,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A	a,b,c	0.26%		03/29/12	9,995,000	9,995,000

						56,285,000

Arkansas 0.1%
Univ of Arkansas
Facilities RB (UAMS Campus) Series 2006	a,b,c	0.30%		03/08/12	14,320,000	14,320,000

California 6.4%
California
GO CP Notes	a	0.30%		10/03/11	42,000,000	42,000,000

GO CP Notes	a	0.32%		10/06/11	51,500,000	51,500,000

GO CP Notes	a	0.45%		10/06/11	24,395,000	24,395,000

GO Refunding Bonds	a,b,c	0.26%		02/02/12	50,000	50,000

California Education Notes Program
Note Participation Fiscal Year 2011-2012 Series A		2.00%		06/29/12	35,930,000	36,368,478

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.39%		10/06/11	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2006E		0.39%		11/08/11	29,000,000	29,000,000

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	10,000,000	10,109,437

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	a,b,c	0.23%		01/12/12	10,865,000	10,865,000

RB (Kaiser Permanente) Series 2004E		0.35%		03/09/12	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.28%		04/02/12	12,000,000	12,000,000

RB (Kaiser Permanente) Series 2004K		0.27%		03/13/12	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2004K		0.30%		03/22/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	20,400,000	20,400,000

RB (Kaiser Permanente) Series 2006D		0.39%		11/03/11	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008B		0.40%		10/05/11	36,500,000	36,500,000

RB (Kaiser Permanente) Series 2008B		0.38%		11/15/11	5,500,000	5,500,000

RB (Kaiser Permanente) Series 2008C		0.38%		01/05/12	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009B2		0.31%		05/11/12	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.26%		01/13/12	23,500,000	23,500,000

RB (Kaiser Permanente) Series 2009B5		0.39%		11/15/11	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2009B6		0.26%		02/16/12	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2009E2		0.48%		06/01/12	19,500,000	19,500,000

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	58,200,000	59,372,523

Los Angeles
TRAN 2011		2.50%		03/30/12	930,000	940,034

Los Angeles Cnty
TRAN 2011-2012 Series A		2.50%		02/29/12	8,000,000	8,071,486

TRAN 2011-2012 Series B		2.50%		03/30/12	20,000,000	20,213,355

TRAN 2011-2012 Series C		2.50%		06/29/12	13,500,000	13,709,828

Los Angeles Dept of Airports
Airport CP Notes Series A&B	a	0.15%		11/07/11	40,000,000	40,000,000

Los Angeles Harbor Dept
CP Notes Series AB&C	b	0.23%		02/09/12	18,000,000	18,000,000

Los Angeles USD
TRAN 2011-2012 Series A		2.00%		08/01/12	125,000,000	126,803,716

Orange Cnty Local Transportation Auth
Sub Sales Tax Revenue CP Notes Series A	a	0.15%		10/31/11	12,500,000	12,500,000

Port of Oakland
CP Series A&B	a	0.13%		11/02/11	7,133,000	7,133,000

Sonoma Cnty
TRAN 2010-2011		2.00%		10/27/11	35,000,000	35,040,475

South Coast Local Education Agencies
TRAN (Anaheim City SD) Series 2011A		2.00%		06/29/12	4,000,000	4,049,511

Victor Valley Community College District
GO Bonds Series 2009C	b,c	0.23%		01/25/12	21,290,000	21,290,000

						854,816,843

Colorado 0.2%
Colorado Health Facilities Auth
Hospital RB (PorterCare Adventist Health) Series 2001	a	6.63%		11/15/11	5,250,000	5,342,340

RB (Catholic Health Initiatives) Series 2008C8		4.10%		11/10/11	5,400,000	5,421,409

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009	a,b,c	0.40%		02/23/12	6,843,000	6,843,000

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A	a,b,c	0.26%		02/02/12	8,660,000	8,660,000

Denver Health & Hospital Auth
Healthcare RB Series 2001A	a	6.00%		12/01/11	4,730,000	4,773,364

						31,040,113

Connecticut 0.1%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2010G		0.45%		11/15/11	7,325,000	7,325,000

District of Columbia 0.1%
District of Columbia
RB (American Psychological Assoc) Series 2003		0.36%		10/07/11	2,395,000	2,395,000

RB (National Academy of Sciences) Series 2008A	a	0.15%		11/02/11	11,000,000	11,000,000

Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2004D		5.00%		10/01/11	4,410,000	4,410,000

Airport System Refunding RB Series 2010B		5.00%		10/01/11	1,775,000	1,775,000

						19,580,000

Florida 3.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A	a	0.15%		11/02/11	25,000,000	25,000,000

Health Facilities RB (Shands HealthCare) Series 2008A	a	0.21%		11/08/11	25,000,000	25,000,000

Cape Coral
CP Notes	a	0.22%		11/03/11	43,829,000	43,829,000

Florida Dept of Transportation
Turnpike RB Series 2006A	b,c	0.23%		01/19/12	7,260,000	7,260,000

Florida Local Government Finance Commission
CP Notes Series A1&B1	a	0.15%		11/07/11	6,593,000	6,593,000

CP Notes Series A1&B1	a	0.18%		11/07/11	8,025,000	8,025,000

CP Notes Series A1&B1	a	0.20%		11/07/11	6,000,000	6,000,000

Pooled CP Series 1994A	a	0.10%		10/03/11	4,260,000	4,260,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2008A		5.00%		10/01/11	22,000,000	22,000,000

Airport Facilities Refunding RB Series 2010B		3.00%		10/01/11	7,940,000	7,940,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007	a,b,c	0.26%		02/02/12	11,025,000	11,025,000

Lakeland
Energy System Refunding RB Series 2010	a,b,c	0.38%		10/20/11	13,425,000	13,425,000

Miami-Dade Cnty
Sub Special Obligation Bonds Series 2009	a,b,c	0.36%		11/10/11	22,735,000	22,735,000

Miami-Dade Cnty School Board
COP Series 2006A&B	a,b,c	0.33%		01/19/12	27,920,000	27,920,000

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/11	9,730,000	9,730,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.30%		03/08/12	28,485,000	28,485,000

Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2010	a	1.00%		01/12/12	142,000,000	142,230,937

						411,457,937

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.4%
Atlanta
Airport General Refunding RB Series 2010C		2.00%		01/01/12	13,000,000	13,044,866

Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010	a,b,c	0.38%		10/27/11	14,885,000	14,885,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009	b,c	0.40%		02/23/12	12,395,000	12,395,000

Private Colleges & Universities Auth
RB (Mercer Univ) Series 2001	a	5.75%		10/01/11	9,785,000	9,980,700

						50,305,566

Hawaii 0.1%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/12	1,035,000	1,070,817

Univ of Hawaii
RB Series 2006A	a,b,c	0.43%		11/03/11	14,420,000	14,420,000

						15,490,817

Illinois 0.3%
Illinois Finance Auth
RB (Central DuPage Health) Series 2009B	b,c	0.23%		01/25/12	19,340,000	19,340,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	a,b,c	0.26%		02/02/12	15,315,000	15,315,000

						34,655,000

Indiana 0.7%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C	b,c	0.23%		01/25/12	14,705,000	14,705,000

Refunding & RB (Trinity Health) Series 2009A	b,c	0.23%		01/25/12	24,090,000	24,090,000

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A2		3.75%		02/01/12	5,000,000	5,052,698

Sub RB (Ascension Health) Series 2005A10		5.00%		11/01/11	7,350,000	7,378,066

Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A	a,b,c	0.36%		11/10/11	14,545,000	14,545,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A	a,b,c	0.31%		04/19/12	10,150,000	10,150,000

Whiting
Environmental Facilities RB (BP Products North America) Series 2005	a,b,c	0.38%		10/13/11	16,385,000	16,385,000

						92,305,764

Kentucky 0.1%
Lexington-Fayette Urban Cnty Government
Residential Facilities Refunding RB (Richmond Place Assoc) Series 1987	a	0.70%		04/01/12	8,010,000	8,010,000

Louisiana 0.3%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006	a,b,c	0.31%		01/26/12	27,355,000	27,355,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B	a	1.28%		03/15/12	16,400,000	16,400,000

						43,755,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.6%
Baltimore Cnty
Consolidated Public Improvement CP Series 2002	b	0.50%		10/03/11	15,000,000	15,000,000

Consolidated Public Improvement CP Series 2002	b	0.50%		10/07/11	10,900,000	10,900,000

CP BAN Series 1995	b	0.50%		10/06/11	12,925,000	12,925,000

Maryland Community Development Administration
Housing RB Series 2006D&2007B	b,c	0.23%		01/19/12	9,050,000	9,050,000

Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health) Series E	a	0.15%		11/02/11	21,500,000	21,500,000

Mortgage RB (Western Maryland Health System) Series 2006A	a,b,c	0.30%		03/08/12	14,055,000	14,055,000

						83,430,000

Massachusetts 0.4%
Beverly
GO BAN		1.50%		10/21/11	15,000,000	15,008,425

Boston Water & Sewer Commission
CP BAN Series A	a	0.40%		10/07/11	5,000,000	5,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.24%		12/07/11	4,700,000	4,700,000

Massachusetts HFA
Housing Bonds Series 2010C		1.70%		12/01/11	350,000	350,756

Massachusetts Water Resources Auth
General RB Series 2007A	b,c	0.35%		11/17/11	19,075,000	19,075,000

Quincy
GO BAN		1.25%		09/14/12	12,250,000	12,355,885

						56,490,066

Minnesota 0.3%
Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1	b,c	0.43%		11/03/11	10,495,000	10,495,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A	a,b,c	0.37%		04/12/12	27,345,000	27,345,000

						37,840,000

Mississippi 0.3%
Mississippi Development Bank
Revenue Notes (Dept of Transportation) Series A	a	0.45%		12/14/11	35,000,000	35,000,000

Missouri 0.1%
St. Louis
General Revenue Fund TRAN Series 2011		2.00%		06/29/12	10,000,000	10,119,893

Nevada 0.7%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2	a,b,c	0.40%		10/20/11	45,540,000	45,540,000

Limited Tax GO Bond Bank Bonds Series 2006	b,c	0.43%		11/03/11	17,180,000	17,180,000

Las Vegas Valley Water District
GO Limited Tax Water CP Series 2004B	b	0.15%		11/02/11	19,500,000	19,500,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006B	a	0.20%		11/04/11	7,000,000	7,000,000

						89,220,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 1.5%
East Brunswick
BAN		2.00%		04/13/12	8,225,000	8,277,984

Essex Cnty
BAN Series 2011		1.25%		09/28/12	18,500,000	18,686,562

Hudson Cnty Improvement Auth
Pooled Notes Series 2011 I1		2.00%		08/17/12	15,500,000	15,675,437

Monroe Township
BAN		2.00%		02/07/12	9,150,000	9,185,248

New Jersey Economic Development Auth
Exempt Facility RB (Keystone) Series 1992	a	0.55%		10/04/11	2,800,000	2,800,000

Exempt Facility RB (Keystone) Series 1992	a	0.55%		10/05/11	43,650,000	43,650,000

RB (Chambers Co-Generation)	a	0.55%		10/07/11	85,000,000	85,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/11	165,000	166,445

Transportation System Bonds Series 2006C	a,b,c	0.26%		02/02/12	330,000	330,000

Transportation System Bonds Series 2009A	a,b,c	0.36%		11/10/11	5,280,000	5,280,000

Readington Township
BAN		1.50%		02/02/12	17,100,000	17,156,583

						206,208,259

New York 3.0%
Albany Cnty
BAN 2011		1.25%		09/21/12	20,000,000	20,150,983

Commack UFSD
BAN 2011		1.25%		09/14/12	12,711,515	12,811,635

Deer Park UFSD
TAN 2011-2012		1.25%		06/28/12	18,000,000	18,115,272

Eastport South Manor CSD
TAN 2011-2012		1.50%		06/22/12	14,000,000	14,116,525

Lindenhurst UFSD
TAN 2011-2012		1.25%		06/21/12	26,200,000	26,356,260

New York City Housing Development Corp
M/F Housing RB Series 2011-I		0.32%		05/01/12	13,750,000	13,750,000

New York City Municipal Water Finance Auth
CP Series 6		0.32%		10/03/11	46,145,000	46,145,000

Extendible CP Notes Series 7		0.20%	11/03/11	06/05/12	10,000,000	10,000,000

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1	a	0.42%		01/19/12	30,000,000	30,000,000

New York State Power Auth
CP Series 1		0.20%	12/19/11	06/16/12	12,124,000	12,124,000

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	65,000,000	65,831,849

Niagara Cnty
BAN Series 2011		1.50%		02/07/12	18,400,000	18,458,166

North Tonawanda School District
BAN 2011		1.25%		09/20/12	9,927,477	10,010,611

Port Auth of New York & New Jersey
Consolidated Bonds 126th Series		5.50%		11/15/11	5,330,000	5,362,824

CP Series B		0.23%		12/07/11	4,000,000	4,000,000

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	15,000,000	15,120,309

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rochester
BAN 2011 Series III		2.00%		06/29/12	14,000,000	14,161,047

BAN Series 2011-II		1.00%		08/16/12	22,000,000	22,105,213

Rockville Centre UFSD
TAN 2011		1.25%		06/22/12	12,000,000	12,066,598

South Country CSD
TAN 2011		1.50%		06/28/12	15,800,000	15,899,150

Tarrytown
BAN Series 2010B		1.50%		11/10/11	14,413,000	14,430,454

						401,015,896

North Carolina 0.1%
Union Cnty
COP Series 2006	a,b,c	0.31%		04/19/12	10,290,000	10,290,000

Ohio 0.8%
Cleveland
Airport System RB Series 2000C	a,b,c	0.37%		04/12/12	31,205,000	31,205,000

Cuyahoga Cnty
RB (Cleveland Clinic Health) Series 2004B2	b	0.17%		11/01/11	57,835,000	57,835,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2008C2		4.10%		11/10/11	3,550,000	3,564,119

RB (Catholic Health Initiatives) Series 2009A	b,c	0.36%		11/10/11	20,000,000	20,000,000

						112,604,119

Pennsylvania 0.1%
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	a,b,c	0.40%		02/23/12	6,995,000	6,995,000

South Carolina 0.1%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009	a,b,c	0.40%		02/23/12	7,410,000	7,410,000

Texas 2.8%
Austin
Water & Wastewater System Refunding RB Series 2006A	b,c	0.43%		11/03/11	17,031,000	17,031,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A	a,b,c	0.43%		11/03/11	14,580,000	14,580,000

Grapevine Industrial Development Corp
Airport RB (Singer Co) Series 1983A	a	0.60%		04/01/12	19,000,000	19,000,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	37,000,000	37,556,655

Unlimited Tax Road & Refunding Bonds Series 2006B	b,c	0.38%		10/20/11	13,665,000	13,665,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.40%		10/05/11	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.40%		11/03/11	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.38%		02/02/12	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.28%		03/05/12	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.23%		12/05/11	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		04/05/12	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		05/03/12	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010	a	0.35%		11/17/11	10,000,000	10,000,000

RB (Jefferson Refinery) Series 2010	a	0.50%		12/29/11	96,000,000	96,000,000

Lower Colorado River Auth
CP Notes Series A	b	0.18%		11/08/11	10,200,000	10,200,000

Transmission Contract Refunding RB Series 2009	a,b,c	0.23%		01/25/12	14,620,000	14,620,000

Transmission Contract Revenue CP Notes	a	0.12%		10/03/11	7,500,000	7,500,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A	a,b,c	0.23%		01/25/12	7,495,000	7,495,000

San Antonio
Tax & Revenue Certificates of Obligation Series 2006	b,c	0.23%		01/19/12	43,000	43,000

						380,690,655

Utah 0.4%
Riverton
Hospital RB (IHC Health Services) Series 2009	b,c	0.23%		01/25/12	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A	b,c	0.23%		01/25/12	39,310,000	39,310,000

						58,005,000

Virginia 0.1%
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A4		3.15%		10/01/11	3,450,000	3,450,000

Commonwealth Mortgage Bonds Series 2007A4		3.50%		04/01/12	3,375,000	3,420,192

Commonwealth Mortgage Bonds Series 2007A5		3.75%		01/01/12	7,590,000	7,648,113

						14,518,305

Washington 0.3%
Energy Northwest
Electric Refunding RB (Project No. 1) Series 2010A		3.00%		07/01/12	100,000	101,793

Port of Seattle
Passenger Facility Charge Refunding RB Series 2010B		1.50%		12/01/11	10,090,000	10,101,888

Port of Tacoma
Sub Lien Revenue Notes CP Series 2002A&B	a	0.30%		10/05/11	27,000,000	27,000,000

						37,203,681

Wisconsin 1.2%
Racine USD
TRAN		1.50%		06/28/12	10,000,000	10,080,977

Wisconsin
GO CP Notes 2005A	b	0.14%		11/04/11	4,999,000	4,999,000

GO CP Notes 2005A	b	0.15%		11/14/11	16,316,000	16,316,000

GO CP Notes 2006A	b	0.14%		11/04/11	16,462,000	16,462,000

GO CP Notes 2006A	b	0.17%		11/08/11	46,537,000	46,537,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2010C	a	0.45%		12/02/11	35,000,000	35,000,000

RB (Aurora Health Care) Series 2010C	a	0.45%		12/08/11	38,405,000	38,405,000

						167,799,977

Total Fixed-Rate Securities
(Cost $3,391,902,891)						3,391,902,891

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 74.6% of net assets

Alabama 1.5%
Alabama
GO Bonds Series 2007A	a,b,c	0.17%		10/07/11	12,652,000	12,652,000

Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E	a	0.21%		10/07/11	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F	a	0.21%		10/07/11	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a	0.17%		10/07/11	20,825,000	20,825,000

Municipal Funding Notes Series 2008A, 2009B&2010A	a	0.17%		10/07/11	4,115,000	4,115,000

Alabama State Univ
General Tuition & Fee RB Series 2006	a,b,c	0.14%		10/07/11	13,475,000	13,475,000

Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A		0.21%		10/07/11	15,790,000	15,790,000

Hoover
GO Sewer Warrants Series 2007	a,b,c	0.14%		10/07/11	11,860,000	11,860,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999	a	0.18%		10/07/11	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011	a	0.24%		10/07/11	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007	a	0.24%		10/07/11	5,875,000	5,875,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.16%		10/07/11	12,100,000	12,100,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006	a,b,c	0.14%		10/07/11	10,650,000	10,650,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.27%		10/07/11	15,000,000	15,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C	a	0.22%		10/07/11	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A	a	0.22%		10/07/11	30,000,000	30,000,000

						202,092,000

Alaska 0.1%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2	b,c	0.35%		10/07/11	5,460,000	5,460,000

General Purpose Housing Bonds Series 2005A	b,c	0.18%		10/07/11	8,400,000	8,400,000

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003B	a,b,c	0.17%		10/07/11	3,200,000	3,200,000

						17,060,000

Arizona 1.3%
Arizona Health Facilities Auth
RB (The Terraces) Series 2003B1	a	0.39%		10/07/11	9,585,000	9,585,000

Chandler IDA
RB (Intel Corp) Series 2007	a,b,c,f	0.20%		10/07/11	117,995,000	117,995,000

Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005	a	0.20%		10/07/11	6,750,000	6,750,000

Tempe IDA
Sr Living RB (Friendship Village of Tempe) Series 2002C	a	0.47%		10/07/11	27,700,000	27,700,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007	a,b,c	0.14%		10/07/11	6,930,000	6,930,000

						168,960,000

California 2.7%
Alameda Cnty IDA
	a	0.50%		10/06/11	4,100,000	4,100,000

RB (Aitchison Family) Series 1993A	a	0.18%		10/07/11	1,320,000	1,320,000

RB (Edward L. Shimmon) Series 1996A	a	0.50%		10/07/11	4,800,000	4,800,000

RB (Golden West Paper Converting Corp) Series 2008A	a	0.23%		10/07/11	3,315,000	3,315,000

RB (Heat & Control) Series 1995A	a	0.21%		10/07/11	3,800,000	3,800,000

Azusa Public Financing Auth
Parity RB (Water System) Series 2006	a,b,c	0.18%		10/07/11	5,155,000	5,155,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009B	b,c	0.16%		10/07/11	510,000	510,000

California Enterprise Development Finance Auth
RB (Ramar Int’l) Series 2008A	a	0.41%		10/07/11	8,220,000	8,220,000

California HFA
Home Mortgage RB Series 2008F	a	0.15%		10/07/11	2,800,000	2,800,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A	a	0.21%		10/07/11	2,950,000	2,950,000

California Pollution Control Financing Auth
Pollution Control RB (Evergreen Oil) Series 2006A	a	0.35%		10/07/11	4,830,000	4,830,000

RB (Hilmar Cheese) Series 2010	a	0.32%		10/07/11	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Services) Series 2010	a	0.16%		10/07/11	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A	a	0.23%		10/07/11	4,900,000	4,900,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A	a	0.23%		10/07/11	1,790,000	1,790,000

Solid Waste Disposal RB (CR&R) Series 2006A	a	0.35%		10/07/11	7,840,000	7,840,000

Solid Waste Disposal RB (CR&R) Series 2007A	a	0.35%		10/07/11	11,170,000	11,170,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A	a	0.18%		10/07/11	5,640,000	5,640,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A	a	0.18%		10/07/11	5,700,000	5,700,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B	a	0.23%		10/07/11	8,255,000	8,255,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a	0.23%		10/07/11	1,640,000	1,640,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a	0.23%		10/07/11	13,555,000	13,555,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A	a	0.23%		10/07/11	12,205,000	12,205,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A	a	0.23%		10/07/11	2,020,000	2,020,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002	a	0.23%		10/07/11	2,735,000	2,735,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a	0.23%		10/07/11	2,655,000	2,655,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a	0.23%		10/07/11	9,790,000	9,790,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a	0.23%		10/07/11	315,000	315,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.18%		10/07/11	5,545,000	5,545,000

Delano
COP (Delano Regional Medical Center)	a	0.25%		10/07/11	13,010,000	13,010,000

Eastern Municipal Water District
Refunding Revenue COP Series 2008E	b	0.10%		10/07/11	20,000,000	20,000,000

Hartnell Community College District
GO Bonds Series D	a,b,c	0.16%		10/07/11	8,880,000	8,880,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A	a	0.16%		10/07/11	4,600,000	4,600,000

Long Beach Community College District
GO Bonds Series 2007D	a,b,c,e	0.16%		10/07/11	11,200,000	11,200,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	b,c	0.16%		10/07/11	15,540,000	15,540,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A2	b,c	0.16%		10/07/11	1,300,000	1,300,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A	a,b,c	0.17%		10/07/11	19,480,000	19,480,000

Los Angeles USD
GO Refunding Bonds Series 2007A2	b,c	0.14%		10/07/11	20,625,000	20,625,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992	a	0.22%		10/07/11	5,600,000	5,600,000

Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a	0.15%		10/07/11	35,000	35,000

Palomar Community College District
GO Bonds Series 2006B	a,b,c	0.16%		10/07/11	5,000,000	5,000,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008	a	0.31%		10/07/11	11,700,000	11,700,000

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007	b,c	0.38%		10/07/11	11,500,000	11,500,000

Refunding RB Series 2007B	b,c	0.38%		10/07/11	30,200,000	30,200,000

Refunding RB Series 2007B	b,c	0.55%		10/07/11	2,865,000	2,865,000

San Diego Community College District
GO Bonds Series 2011	b,c	0.16%		10/07/11	2,500,000	2,500,000

San Francisco Airport Commission
Second Series Refunding RB Series 2010A2	a	0.14%		10/07/11	22,000,000	22,000,000

San Ramon Valley USD
GO Bonds Series 2006	b,c	0.24%		10/07/11	805,000	805,000

						355,805,000

Colorado 2.1%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997	a	0.55%		10/01/11	3,500,000	3,500,000

Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005	a	0.50%		10/07/11	13,570,000	13,570,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010B	b,c	0.16%		10/07/11	4,035,000	4,035,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A2	a	0.21%		10/07/11	4,040,000	4,040,000

S/F Mortgage Class I Bonds Series 2007A2	b	0.17%		10/07/11	12,000,000	12,000,000

Colorado Regional Transportation District
Sales Tax RB Series 2006A	b,c	0.24%		10/07/11	19,000,000	19,000,000

Sales Tax Refunding RB Series 2007A	b,c	0.16%		10/07/11	39,615,000	39,615,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006	a	0.18%		10/07/11	9,825,000	9,825,000

Denver
Airport System RB Bonds Series 2008C2&C3	a,b,c	0.19%		10/07/11	20,000,000	20,000,000

Airport System RB Series 1992G	a	0.19%		10/07/11	10,375,000	10,375,000

Airport System RB Series 2007A	a,b,c	0.20%		10/07/11	85,675,000	85,675,000

Airport System RB Series 2007D	a,b,c	0.20%		10/07/11	12,320,000	12,320,000

Airport System RB Series 2007E	a,b,c	0.18%		10/07/11	16,980,000	16,980,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Fort Collins
Pollution Control Refunding RB (Anheuser-Busch) Series 2007	a,b,c	0.17%		10/07/11	7,830,000	7,830,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004B	a	0.52%		10/07/11	10,000,000	10,000,000

Southglenn Metropolitan District
Special RB Series 2007	a	0.41%		10/07/11	17,695,000	17,695,000

						286,460,000

District of Columbia 1.2%
District of Columbia
GO Bonds Series 2007C	a,b,c	0.18%		10/07/11	16,738,000	16,738,000

GO Bonds Series 2008E	a,b,c	0.22%		10/07/11	6,030,000	6,030,000

RB (KIPP DC) Series 2008	a	0.17%		10/07/11	7,685,000	7,685,000

RB (National Public Radio) Series 2010	b,c	0.19%		10/07/11	7,125,000	7,125,000

Metropolitan Washington Airports Auth
Airport System RB Series 2003D1	a	0.20%		10/07/11	27,655,000	27,655,000

Airport System RB Series 2004B	b,c	0.26%		10/07/11	4,060,000	4,060,000

Airport System RB Series 2005A	b,c	0.22%		10/07/11	12,450,000	12,450,000

Airport System RB Series 2006B	b,c	0.26%		10/07/11	11,695,000	11,695,000

Airport System RB Series 2007B	b,c	0.20%		10/07/11	15,000,000	15,000,000

Airport System RB Series 2007B	a,b,c	0.20%		10/07/11	8,995,000	8,995,000

Airport System RB Series 2008A	b,c	0.20%		10/07/11	26,895,000	26,895,000

Airport System RB Series 2008A	b,c	0.29%		10/07/11	8,020,000	8,020,000

Airport System Refunding RB Series 2003A	a,b,c	0.20%		10/07/11	9,280,000	9,280,000

						161,628,000

Florida 5.6%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995	a	0.18%		10/07/11	1,900,000	1,900,000

Broward Cnty
Professional Sports Facilities Tax & Refunding RB Series 2006A	a,b,c	0.18%		10/07/11	7,010,000	7,010,000

Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A	a	0.19%		10/07/11	12,000,000	12,000,000

Broward Cnty SD
COP Series 2005A	a,b,c	0.18%		10/07/11	11,195,000	11,195,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A	a	0.17%		10/07/11	3,800,000	3,800,000

Duval Cnty School Board
COP (Master Lease Program) Series 2007	a,b,c	0.18%		10/07/11	16,115,000	16,115,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F	a	0.19%		10/07/11	280,000	280,000

Housing RB (Heritage Pointe Apts) Series 1999I-1	a	0.19%		10/07/11	10,830,000	10,830,000

Housing RB (Tiffany Club Apts) Series 1996P	a	0.19%		10/07/11	5,350,000	5,350,000

Housing RB (Timberline Apts) Series 1999P	a	0.18%		10/07/11	6,435,000	6,435,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H	a	0.18%		10/07/11	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H	a	0.18%		10/07/11	7,800,000	7,800,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1	a	0.18%		10/07/11	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F	a	0.18%		10/07/11	6,200,000	6,200,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G	a	0.18%		10/07/11	3,860,000	3,860,000

M/F Mortgage RB (Wellesley Apts) Series 2003O	a	0.19%		10/07/11	4,430,000	4,430,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Florida Ports Financing Commission
Refunding RB Series 2011B	b,c	0.22%		10/07/11	4,400,000	4,400,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B	b,c	0.16%		10/07/11	8,000,000	8,000,000

Public Education Capital Outlay Bonds Series 2006D	b,c	0.17%		10/07/11	5,615,000	5,615,000

Public Education Capital Outlay Bonds Series 2006E	b,c	0.16%		10/07/11	15,135,000	15,135,000

Public Education Capital Outlay Bonds Series 2007B&C	b,c	0.17%		10/07/11	5,680,000	5,680,000

Fort Pierce Redevelopment Agency
Redevelopment RB Series 2006	a,b,c	0.18%		10/07/11	3,895,000	3,895,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G	b,c	0.18%		10/07/11	2,500,000	2,500,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A	a,b,c	0.17%		10/07/11	9,565,000	9,565,000

Hillsborough Cnty Aviation Auth
RB (Tampa Int’l Airport) Series 2008A	a,b,c	0.20%		10/07/11	49,920,000	49,920,000

Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa) Series 2000	a	0.26%		10/07/11	4,300,000	4,300,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005	a	0.18%		10/07/11	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005	a	0.22%		10/07/11	6,495,000	6,495,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000	a	0.46%		10/07/11	600,000	600,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a	0.36%		10/07/11	2,830,000	2,830,000

Jacksonville Port Auth
RB Series 2008	a,b,c	0.20%		10/07/11	28,495,000	28,495,000

JEA
Electric System RB Series Three 2008A	b	0.13%		10/07/11	9,800,000	9,800,000

Liberty Cnty
IDRB (Georgia Pacific) Series 2004	a	0.53%		10/07/11	12,500,000	12,500,000

Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2007A	a,b,c	0.19%		10/07/11	10,000,000	10,000,000

Aviation RB (Miami Int’l Airport) Series 2007A	a,b,c	0.20%		10/07/11	59,490,000	59,490,000

Aviation RB (Miami Int’l Airport) Series 2007A	a,b,c	0.20%		10/07/11	38,145,000	38,145,000

Aviation RB (Miami Int’l Airport) Series 2008A	a,b,c	0.26%		10/07/11	8,250,000	8,250,000

Sales Surtax RB Series 2006	b,c	0.17%		10/07/11	9,900,000	9,900,000

Water & Sewer System RB Series 2010	b,c	0.19%		10/07/11	8,185,000	8,185,000

Water & Sewer System RB Series 2010	b,c	0.26%		10/07/11	2,735,000	2,735,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006	a,b,c	0.17%		10/07/11	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	a	0.22%		10/07/11	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B	a	0.22%		10/07/11	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004	a	0.29%		10/07/11	2,600,000	2,600,000

RB (Gulliver Schools) Series 2000	a	0.36%		10/07/11	8,800,000	8,800,000

Ocean Highway & Port Auth
RB Series 1990	a	0.20%		10/07/11	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999	a	0.20%		10/07/11	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A	a	0.17%		10/07/11	12,430,000	12,430,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H	a	0.22%		10/07/11	7,670,000	7,670,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Laurel Oaks Apts) Series 2007G	a	0.22%		10/07/11	8,310,000	8,310,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A	a	0.18%		10/07/11	14,700,000	14,700,000

M/F Housing RB (Mystic Cove Apts) Series 2002E	a	0.18%		10/07/11	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A	a	0.18%		10/07/11	9,300,000	9,300,000

Orange Cnty IDA
IDRB (Central Florida YMCA) Series 2002A	a	0.23%		10/07/11	3,390,000	3,390,000

RB (Foundation Academy of Winter Garden) Series 2007	a	0.18%		10/07/11	9,075,000	9,075,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	d	0.27%		04/27/12	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.17%		10/07/11	25,000,000	25,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a	0.19%		10/07/11	2,500,000	2,500,000

Refunding RB (Pine Crest Preparatory School) Series 2008	a	0.26%		10/07/11	2,740,000	2,740,000

Palm Beach Cnty HFA
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998	a	0.19%		10/07/11	2,145,000	2,145,000

Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009A	a,b,c	0.16%		10/07/11	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School) Series 2007	a	0.16%		10/07/11	9,010,000	9,010,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011	a	0.16%		10/07/11	10,250,000	10,250,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999	a	0.30%		10/07/11	1,660,000	1,660,000

Polk Cnty
Utility System RB Series 2004A	a,b,c	0.17%		10/07/11	5,000,000	5,000,000

South Florida Water Management District
COP Series 2006	b,c	0.18%		10/07/11	9,760,000	9,760,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007	b,c	0.16%		10/07/11	16,228,492	16,228,492

St. Johns Cnty
Transportation Improvement RB Series 2006	a,b,c	0.18%		10/07/11	8,858,000	8,858,000

Water & Sewer Refunding RB Series 2006	a,b,c	0.14%		10/07/11	10,835,000	10,835,000

						750,506,492

Georgia 1.4%
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007	a	0.23%		10/07/11	28,000,000	28,000,000

M/F Housing RB (Capitol Gateway Apts) Series 2005	a	0.18%		10/07/11	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003	a	0.21%		10/07/11	21,000,000	21,000,000

M/F Housing RB (New Community at East Lake Phase I) Series 1996	a,e	0.61%		10/07/11	5,600,000	5,600,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.22%		10/07/11	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997	a	0.19%		10/07/11	10,795,000	10,795,000

Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995	a	0.20%		10/07/11	13,500,000	13,500,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001	a	0.30%		10/07/11	7,200,000	7,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003	a	0.21%		10/07/11	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A	a	0.17%		10/07/11	6,400,000	6,400,000

Georgia
GO Bonds Series 2007E	b,c	0.17%		10/07/11	2,860,000	2,860,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004	a	0.17%		10/07/11	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002	a	0.19%		10/07/11	7,200,000	7,200,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005	a	0.21%		10/07/11	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008	a	0.18%		10/07/11	6,300,000	6,300,000

Private Colleges & Universities Auth
RB (Emory Univ) Series 2008C	b,c	0.17%		10/07/11	7,470,000	7,470,000

RB (Emory Univ) Series 2011A	b,c	0.17%		10/07/11	4,865,000	4,865,000

Summerville Development Auth
RB (Image Industries) Series 1997	a,c	0.25%		10/07/11	11,000,000	11,000,000

Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999	a	0.25%		10/07/11	2,400,000	2,400,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007	a	0.47%		10/07/11	7,780,000	7,780,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B	a	0.17%		10/07/11	3,300,000	3,300,000

						187,820,000

Hawaii 0.2%
Hawaii
Harbor System RB Series 2010A	a,b,c	0.17%		10/07/11	14,620,000	14,620,000

Honolulu
GO Bonds Series 2005AC&D	b,c	0.18%		10/07/11	8,400,000	8,400,000

						23,020,000

Illinois 3.6%
Aurora
Collateralized S/F Mortgage RB Series 2007D1	a,b,c	0.20%		10/07/11	11,160,000	11,160,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997	a	0.18%		10/07/11	4,415,000	4,415,000

Chicago
General Airport (O’Hare) Second Lien RB Series 1994B	a	0.30%		10/07/11	13,095,000	13,095,000

GO Project & Refunding Bonds Series 2006A	b,c	0.23%		10/07/11	15,975,000	15,975,000

GO Project & Refunding Bonds Series 2007A	b,c	0.19%		10/07/11	7,990,000	7,990,000

GO Refunding Bonds Series 2008A	b,c	0.18%		10/07/11	21,780,000	21,780,000

M/F Housing RB (Oakwood Shores Sr Apts) Series 2010	a	0.23%		10/07/11	1,730,000	1,730,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B	a,b,c	0.14%		10/07/11	11,260,000	11,260,000

Chicago Board of Education
Unlimited Tax GO Bonds Series 1999A	a,b,c	0.18%		10/07/11	815,000	815,000

Unlimited Tax GO Refunding Bonds Series 2008C	b,c	0.17%		10/07/11	16,480,000	16,480,000

Unlimited Tax GO Refunding Bonds Series 2010F	b,c	0.17%		10/07/11	15,390,000	15,390,000

Chicago Park District
Unlimited Tax GO Bonds (Harbor Facilities) Series 2010C	b,c	0.16%		10/07/11	5,665,000	5,665,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Community Unit SD No. 308
GO Bonds Series 2008	a,b,c	0.18%		10/07/11	182,000	182,000

Cook Cnty
RB (Catholic Theological Union) Series 2005	a	0.19%		10/07/11	2,500,000	2,500,000

East Dundee
IDRB (Otto Engineering) Series 1998	a	0.51%		10/07/11	975,000	975,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010	a	0.18%		10/07/11	8,460,000	8,460,000

IDRB (Camcraft) Series 1993	a	1.91%		10/07/11	700,000	700,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A	a	0.18%		10/07/11	6,275,000	6,275,000

M/F Housing RB (New Vistas II Apts) Series 2004	a	0.18%		10/07/11	8,500,000	8,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989	a	0.18%		10/07/11	32,000,000	32,000,000

RB (Aurora Central Catholic HS) Series 1994	a	0.17%		10/07/11	4,250,000	4,250,000

RB (Catholic Charities Housing) Series 1993A	a	0.17%		10/07/11	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B	a	0.17%		10/07/11	910,000	910,000

RB (FC Harris Pavilion) Series 1994	a	0.19%		10/07/11	21,410,000	21,410,000

RB (Korex) Series 1990	a	0.46%		10/07/11	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994	a	0.17%		10/07/11	4,000,000	4,000,000

RB (Lake Forest College) Series 2008	a	0.17%		10/07/11	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2009A	b,c	0.16%		10/07/11	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B	a,b,c	0.16%		10/07/11	17,370,000	17,370,000

RB (Rest Haven Christian Services) Series 2004B	a	0.39%		10/07/11	2,845,000	2,845,000

RB (Rest Haven Christian Services) Series 2004C	a	0.39%		10/07/11	6,465,000	6,465,000

RB (Richard H. Driehaus Museum) Series 2005	a	0.17%		10/07/11	3,800,000	3,800,000

RB (St. Ignatius College Prep) Series 2002	a	0.17%		10/07/11	2,800,000	2,800,000

RB (Univ of Chicago Medical Center) Series 2011C	b,c	0.17%		10/07/11	9,560,000	9,560,000

Refunding RB (North Shore Univ Health System) Series 2010	b,c	0.16%		10/07/11	3,000,000	3,000,000

Illinois Housing Development Auth
M/F Housing RB (Pheasant Ridge/Hunter Apts) Series 2001	a,e	0.61%		10/07/11	6,815,000	6,815,000

M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A	a	0.22%		10/07/11	11,215,000	11,215,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A	a,b,c	0.15%		10/07/11	9,350,000	9,350,000

GO Bonds Series 2005A	b,c	0.16%		10/07/11	28,585,000	28,585,000

GO Bonds Series 2006A	b,c	0.22%		10/07/11	22,365,000	22,365,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c	0.18%		10/07/11	14,555,000	14,555,000

Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c	0.18%		10/07/11	31,576,000	31,576,000

Northern Illinois Municipal Power Agency
RB (Prairie State) Series 2007A	a,b,c	0.20%		10/07/11	13,025,000	13,025,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998	a	0.26%		10/07/11	5,000,000	5,000,000

Rockford
IDRB (Rockford Industrial Welding Supply) Series 1996	a	0.40%		10/07/11	2,000,000	2,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004	a	0.20%		10/07/11	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994	a	0.16%		10/07/11	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006	b,c	0.16%		10/07/11	24,660,000	24,660,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007	a	0.41%		10/07/11	4,000,000	4,000,000

Yorkville
IDRB (F.E. Wheaton & Co) Series 1996	a	0.40%		10/07/11	600,000	600,000

						479,573,000

Indiana 0.7%
Columbia City
RB (Precision Plastics) Series 1997	a	0.46%		10/07/11	1,300,000	1,300,000

Elkhart Cnty
RB (West Plains Apts) Series 1998A	a	1.91%		10/07/11	1,490,000	1,490,000

Indiana Finance Auth
IDRB (Big Sky Park) Series 1999	a	0.47%		10/07/11	2,760,000	2,760,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2006A2	b	0.16%		10/07/11	40,000,000	40,000,000

S/F Mortgage RB Series 2006D1	b,c	0.29%		10/07/11	3,505,000	3,505,000

S/F Mortgage RB Series 2007A	b,c	0.29%		10/07/11	4,005,000	4,005,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A	a,b,c	0.17%		10/07/11	25,210,000	25,210,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A	a	0.15%		10/07/11	8,500,000	8,500,000

Pollution Control Refunding RB (American Electric Power) Series 1995B	a	0.15%		10/07/11	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C	a	1.91%		10/07/11	2,130,000	2,130,000

						97,400,000

Iowa 0.6%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006	a	0.18%		10/07/11	11,370,000	11,370,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.21%		10/07/11	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.21%		10/07/11	25,000,000	25,000,000

Solid Waste Disposal RB (MidAmerican Energy) Series 2008A		0.22%		10/07/11	11,000,000	11,000,000

						77,370,000

Kansas 0.2%
Wyandotte Cnty & Kansas City Unified Government
Utility System Refunding RB Series 2004	a,b,c	0.17%		10/07/11	20,730,000	20,730,000

Kentucky 1.4%
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A	a	0.17%		10/07/11	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2009B	b,c	0.16%		10/07/11	11,250,000	11,250,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A	a,b,c	0.16%		10/07/11	8,000,000	8,000,000

Public Energy Auth of KY
Gas Supply RB Sr Series 2007A1		5.25%		10/07/11	75,000,000	75,000,000

Gas Supply RB Sr Series 2007A2		5.25%		10/07/11	75,000,000	75,000,000

Richmond
IDRB (Mikron) Series 1995	a	0.61%		10/07/11	900,000	900,000

						184,075,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 1.8%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.30%		10/07/11	15,000,000	15,000,000

Jefferson Sales Tax District
Special Sales Tax RB Series 2005	a,b,c	0.18%		10/07/11	4,270,000	4,270,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009	a	0.16%		10/07/11	8,950,000	8,950,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007	a	0.21%		10/07/11	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007	a	0.21%		10/07/11	6,400,000	6,400,000

Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1) Series 2006	a,b,c	0.26%		10/07/11	87,807,000	87,807,000

Louisiana Public Facilities Auth
RB (C-Port) Series 2008	a	0.26%		10/07/11	4,800,000	4,800,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000	a	0.18%		10/07/11	29,000,000	29,000,000

St. James Parish
RB (Nucor Steel) Series 2010A1		0.16%		10/07/11	20,000,000	20,000,000

RB (Nucor Steel) Series 2010B1		0.16%		10/07/11	18,000,000	18,000,000

RB (NuStar Logistics) Series 2011	a	0.16%		10/07/11	25,000,000	25,000,000

St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A	a,b,c	0.17%		10/07/11	4,725,000	4,725,000

						238,852,000

Maine 0.1%
Maine Finance Auth
RB (Jackson Laboratory) Series 2002	a	0.23%		10/07/11	14,290,000	14,290,000

Maryland 0.1%
Maryland Community Development Administration
Residential RB Series 2007D	b,c	0.22%		10/07/11	5,635,000	5,635,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007	a,b,c	0.17%		10/07/11	5,000,000	5,000,000

						10,635,000

Massachusetts 1.5%
Massachusetts
GO Consolidated Loan Series 2007	b,c	0.75%		10/07/11	9,350,000	9,350,000

GO Consolidated Loan Series 2007A	b,c	0.32%		10/07/11	8,500,000	8,500,000

GO Consolidated Loan Series 2007C	b,c	0.16%		10/07/11	400,000	400,000

GO Refunding RB Series 2004B	b,c	0.22%		10/07/11	10,500,000	10,500,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	d	0.25%		04/27/12	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A	a	0.21%		10/07/11	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B	a	0.36%		10/07/11	1,655,000	1,655,000

M/F Housing RB (Archstone Reading Apts) Series 2004A	a	0.18%		10/07/11	12,560,000	12,560,000

RB (CIL Realty) Series 2011	a	0.16%		10/07/11	12,110,000	12,110,000

RB (Harvard Univ) Series 2010B2	b,c	0.16%		10/07/11	1,000,000	1,000,000

RB (Harvard Univ) Series 2010B2	b,c	0.22%		10/07/11	6,250,000	6,250,000

Resource Recovery RB (Waste Management) Series 1999	a	0.25%		10/07/11	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.10%		10/07/11	12,860,000	12,860,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Hebrew Rehabilitation Center) Series 2007D	a	0.28%		10/07/11	9,610,000	9,610,000

RB (Partners HealthCare) Series 2010J1	b,c	0.16%		10/07/11	3,000,000	3,000,000

RB (Worcester Campus - UMass) Series 2005D	a,b,c	0.16%		10/07/11	165,000	165,000

Massachusetts HFA
Housing Bonds Series 2005D	b,c	0.20%		10/07/11	7,830,000	7,830,000

Housing Bonds Series 2007A&C	b,c	0.22%		10/07/11	9,550,000	9,550,000

Housing Bonds Series 2010B	b,c	0.20%		10/07/11	7,500,000	7,500,000

Housing Bonds Series 2010C	b,c	0.22%		10/07/11	3,300,000	3,300,000

S/F Housing RB Series 122	b,c	0.27%		10/07/11	20,415,000	20,415,000

Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.16%		10/07/11	11,770,000	11,770,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.16%		10/07/11	2,330,000	2,330,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006	b,c	0.17%		10/07/11	595,000	595,000

Massachusetts Water Resources Auth
General RB Series 2002J	b,c	0.17%		10/07/11	11,000,000	11,000,000

General Refunding RB Series 2005B	b,c	0.16%		10/07/11	1,600,000	1,600,000

General Refunding RB Series 2007B	b,c	0.16%		10/07/11	2,520,000	2,520,000

General Refunding RB Series 2010B	b,c	0.16%		10/07/11	5,995,000	5,995,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	d	0.25%		04/27/12	6,500,000	6,500,000

						205,865,000

Michigan 2.4%
Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D	a,b,c	0.51%		10/07/11	4,980,000	4,980,000

Second Lien RB Series 2001B	a,b,c	0.26%		10/07/11	12,020,000	12,020,000

Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001	a	0.20%		10/07/11	9,250,000	9,250,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A	b	0.16%		10/07/11	23,710,000	23,710,000

Rental Housing RB Series 2002A	b	0.23%		10/07/11	28,195,000	28,195,000

Rental Housing RB Series 2002B	b	0.15%		10/07/11	13,435,000	13,435,000

Rental Housing RB Series 2006D	b,c	0.35%		10/07/11	4,675,000	4,675,000

Rental Housing RB Series 2006D	b,c	0.29%		10/07/11	2,808,000	2,808,000

S/F Mortgage RB Series 2007F	b	0.17%		10/07/11	75,000,000	75,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985	a	0.33%		10/03/11	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	d	0.25%		04/27/12	17,220,000	17,220,000

Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000	a	0.21%		10/07/11	2,175,000	2,175,000

Limited Obligation RB (Metaltec Steel Abrasive) Series 2006	a	0.22%		10/07/11	1,560,000	1,560,000

Limited Obligation RB (Mibelloon Dairy) Series 2006	a	0.24%		10/07/11	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004	a	0.17%		10/07/11	13,150,000	13,150,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005	a	0.17%		10/07/11	4,370,000	4,370,000

Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999	a	0.26%		10/07/11	270,000	270,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Royal Oak Hospital Finance Auth
Refunding RB (William Beaumont Hospital) Series 2010X	a,b,c	0.17%		10/07/11	8,330,000	8,330,000

Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan) Series 2005	a,b,c	0.19%		10/07/11	41,945,000	41,945,000

Airport RB (Detroit Metropolitan) Series 2008A	a,b,c	0.20%		10/07/11	47,625,000	47,625,000

						320,818,000

Minnesota 0.7%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009	a	0.17%		10/07/11	19,350,000	19,350,000

Eden Prairie
M/F Housing RB Series 2003A	a	0.32%		10/07/11	17,500,000	17,500,000

M/F Housing Refunding RB Series 2005A	a	0.37%		10/07/11	2,540,000	2,540,000

Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002	a	0.23%		10/07/11	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000	a	0.35%		10/07/11	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002	a	0.22%		10/07/11	4,175,000	4,175,000

RB (Fairview Health Services) Series 2008C&D	a,b,c	0.23%	10/07/11	12/01/11	10,000,000	10,000,000

Minnesota HFA
Residential Housing Finance Bonds Series 2005M	b	0.15%		10/07/11	6,780,000	6,780,000

Residential Housing Finance Bonds Series 2006G	b,c	0.22%		10/07/11	4,590,000	4,590,000

Residential Housing Finance Bonds Series 2009F	b	0.18%		10/07/11	11,840,000	11,840,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A	a	0.22%		10/07/11	2,915,000	2,915,000

St. Paul & Ramsey Cnty Housing & Redevelopment Auth
M/F Housing RB Series 2003	a	0.32%		10/07/11	11,705,000	11,705,000

						96,495,000

Mississippi 0.5%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999	a	0.24%		10/07/11	5,000,000	5,000,000

RB (PSL North America) Series 2007A	a	0.17%		10/07/11	40,000,000	40,000,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2	a	0.21%		10/07/11	5,000,000	5,000,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1	b,c	0.22%		10/07/11	17,086,000	17,086,000

						67,086,000

Missouri 1.1%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004	a	0.20%		10/07/11	8,300,000	8,300,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006	a	0.23%		10/07/11	10,375,000	10,375,000

M/F Housing RB (Timberlane Village Apts) Series 1986	a	0.19%		10/07/11	18,400,000	18,400,000

Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000	a	0.19%		10/07/11	12,000,000	12,000,000

Missouri Environmental Improvement & Energy Resources Auth
Water Facilities Refunding RB (Missouri-American Water Co) Series 2006	a,b,c	0.19%		10/07/11	12,235,000	12,235,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ) Series 2003A	b,c	0.16%		10/07/11	5,325,000	5,325,000

Health Facilities RB (SSM Health Care) Series 2005C-4	b	0.15%		10/07/11	6,400,000	6,400,000

Missouri Highway & Transporation Commission
Sr Lien Refunding State Road Bonds Series 2006	b,c	0.22%		10/07/11	10,000,000	10,000,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A	a	0.19%		10/07/11	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B	a	0.19%		10/07/11	4,500,000	4,500,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A	a	0.56%		10/07/11	1,100,000	1,100,000

M/F Housing RB (Black Forest Apts) Series 1997	a	0.18%		10/07/11	4,000,000	4,000,000

M/F Housing RB (Southwest Crossing) Series 2001	a	0.18%		10/07/11	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995	a	0.18%		10/07/11	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A	a	0.18%		10/07/11	20,475,000	20,475,000

Washington IDA
IDRB (Clemco Industries) Series 1997	a	0.40%		10/07/11	2,190,000	2,190,000

IDRB (Pauwels Transformers) Series 1995	a	0.43%		10/07/11	1,200,000	1,200,000

						149,035,000

Nebraska 0.7%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008	a,b,c	0.17%		10/07/11	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008	a	0.20%		10/07/11	8,950,000	8,950,000

S/F Housing RB Series 2006F	b,c	0.22%		10/07/11	4,260,000	4,260,000

Omaha Public Power District
Electric System RB Series 2005A	a,b,c	0.17%		10/07/11	22,135,000	22,135,000

Electric System RB Series 2006A	b,c	0.15%		10/07/11	10,025,000	10,025,000

Stanton Cnty
IDRB (Nucor Corp) Series 1996		0.21%		10/07/11	19,300,000	19,300,000

Washington Cnty
IDRB (Cargill) Series 2010		0.21%		10/07/11	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.21%		10/07/11	10,000,000	10,000,000

						86,935,000

Nevada 1.1%
Clark Cnty
Airport Sub Lien RB Series 2007A1	a,b,c	0.20%		10/07/11	7,160,000	7,160,000

Airport System Sub Lien RB Series 2011B2		0.16%		10/07/11	15,000,000	15,000,000

Highway Refunding & RB Series 2007	a,b,c	0.18%		10/07/11	10,655,000	10,655,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B	b,c	0.18%		10/07/11	15,660,000	15,660,000

Limited Tax GO Bonds Series 2006B	a,b,c	0.18%		10/07/11	14,250,000	14,250,000

Limited Tax GO Bonds Series 2006B	b,c	0.21%		10/07/11	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B	a,b,c	0.14%		10/07/11	24,645,000	24,645,000

Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007	a	0.16%		10/07/11	9,555,000	9,555,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nevada Housing Division
M/F Housing RB (Banbridge Apts) Series 2000A	a	0.18%		10/07/11	3,960,000	3,960,000

M/F Housing RB (Silver Pines Apts) Series 2002A	a	0.15%		10/07/11	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A	a	0.15%		10/07/11	13,770,000	13,770,000

M/F Housing Refunding RB (Oakmont) Series 2002	a	0.18%		10/07/11	4,350,000	4,350,000

						144,435,000

New Hampshire 0.1%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008	a	0.17%		10/07/11	16,715,000	16,715,000

New Jersey 1.7%
New Jersey Economic Development Auth
Economic Development Bonds (Frisch School) Series 2006	a	0.44%		10/07/11	29,130,000	29,130,000

IDRB (Advanced Drainage Systems) Series 2007	a	0.20%		10/07/11	6,220,000	6,220,000

RB (Hamilton Industrial Development) Series 1998	a	0.30%		10/07/11	3,675,000	3,675,000

RB (Research & Manufacturing Corp of America) Series 2006	a	0.30%		10/07/11	3,315,000	3,315,000

Sr Mortgage Refunding RB (Arbor Glen of Bridgewater) Series 2004	a	0.23%		10/07/11	34,680,000	34,680,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.16%		10/07/11	10,000,000	10,000,000

New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2008Z	b	0.32%		10/07/11	36,800,000	36,800,000

New Jersey State Higher Education Assistance Auth
Student Loan RB Series 2010A2	b,c	0.35%		10/07/11	25,940,000	25,940,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C	a,b,c	0.18%		10/07/11	42,225,000	42,225,000

New Jersey Turnpike Auth
RB Series 2003A	a,b,c	0.17%		10/07/11	29,290,000	29,290,000

						221,275,000

New Mexico 0.5%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008	a	0.26%		10/07/11	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3	a,b,c	0.17%		10/07/11	17,710,000	17,710,000

Education Loan Bonds Sr Series 2003A1	a	0.19%		10/07/11	11,950,000	11,950,000

Education Loan Bonds Sr Series 2003A2	a	0.19%		10/07/11	9,200,000	9,200,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2009A	a,b,c,e	0.17%		10/07/11	10,615,000	10,615,000

Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax) Series 1997B	a	0.49%		10/07/11	15,900,000	15,900,000

						72,875,000

New York 2.7%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A	a	0.17%		10/07/11	5,900,000	5,900,000

Long Island Power Auth
Electric System General RB Series 2006A	a,b,c	0.17%		10/07/11	5,000,000	5,000,000

Metropolitan Transportation Auth
Transportation RB Series 2005E2	a	0.40%		10/07/11	35,000,000	35,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006	a	0.41%		10/07/11	4,205,000	4,205,000

New York City
GO Bonds Fiscal 1994 Series A7	a	0.10%		10/03/11	25,000	25,000

GO Bonds Fiscal 2002 Series A1	b,c	0.16%		10/07/11	10,610,000	10,610,000

GO Bonds Fiscal 2009 Series H1	b,c	0.16%		10/07/11	5,000,000	5,000,000

New York City Housing Development Corp
M/F Housing RB Series 2010B	b,c	0.18%		10/07/11	7,000,000	7,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A	a	0.15%		10/07/11	4,250,000	4,250,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series B	b,c	0.16%		10/07/11	3,000,000	3,000,000

Water & Sewer System RB Fiscal 2007 Series A	b,c	0.22%		10/07/11	4,970,000	4,970,000

Water & Sewer System RB Fiscal 2009 Series AA	b,c	0.16%		10/07/11	7,295,000	7,295,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1	b,c	0.17%		10/07/11	7,410,000	7,410,000

Future Tax Secured Bonds Fiscal 2001 Series A	b	0.14%		10/07/11	8,800,000	8,800,000

New York State Dormitory Auth
RB (Mount St. Mary College) Series 2005	a	0.16%		10/07/11	21,455,000	21,455,000

State Personal Income Tax RB Series 2006D	b,c	0.16%		10/07/11	10,500,000	10,500,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A	a	0.16%		10/07/11	6,700,000	6,700,000

Housing RB (The Helena) Series 2004A	a	0.16%		10/07/11	52,950,000	52,950,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 106	b,c	0.21%		10/07/11	4,500,000	4,500,000

Homeowner Mortgage RB Series 137	b,c	0.21%		10/07/11	2,690,000	2,690,000

Homeowner Mortgage RB Series 145&148	b,c	0.27%		10/07/11	3,545,000	3,545,000

Homeowner Mortgage RB Series 29	b,c	0.23%		10/07/11	15,345,000	15,345,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series	b,c	0.24%		10/07/11	7,320,000	7,320,000

Consolidated Bonds 137th Series	b,c	0.24%		10/07/11	6,195,000	6,195,000

Consolidated Bonds 141st Series	b,c	0.17%		10/07/11	11,805,000	11,805,000

Consolidated Bonds 141st Series	b,c	0.19%		10/07/11	8,700,000	8,700,000

Consolidated Bonds 141st Series	b,c	0.21%		10/07/11	18,165,000	18,165,000

Consolidated Bonds 143rd Series	b,c	0.23%		10/07/11	7,870,000	7,870,000

Consolidated Bonds 147th Series	b,c	0.21%		10/07/11	36,820,000	36,820,000

Consolidated Bonds 148th Series	b,c	0.17%		10/07/11	5,800,000	5,800,000

Consolidated Bonds 152nd Series	b,c	0.23%		10/07/11	28,540,000	28,540,000

Triborough Bridge & Tunnel Auth
Sub Refunding RB Series 2002E	b,c	0.17%		10/07/11	2,360,000	2,360,000

						359,725,000

North Carolina 0.8%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A	a,b,c	0.17%		10/07/11	3,605,000	3,605,000

Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A		0.35%		10/07/11	26,500,000	26,500,000

Lower Cape Fear Water & Sewer Auth
Special Facility RB (Bladen Bluffs) Series 2010	a	0.13%		10/07/11	4,110,000	4,110,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	d	0.26%		04/27/12	19,320,000	19,320,000

North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c	0.17%		10/07/11	28,755,000	28,755,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hospital Refunding RB (Cone Health) Series 2011B	d	0.28%		04/27/12	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B	a	0.16%		10/07/11	3,590,000	3,590,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A	a	0.30%		10/07/11	7,180,000	7,180,000

						100,060,000

North Dakota 0.3%
North Dakota HFA
Home Mortgage Finance Program Series 2005A	b	0.17%		10/07/11	23,100,000	23,100,000

Home Mortgage Finance Program Series 2009B	b	0.18%		10/07/11	17,880,000	17,880,000

						40,980,000

Ohio 0.8%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds Series 2007A2	a,b,c	0.18%		10/07/11	55,835,000	55,835,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A	a	0.17%		10/07/11	21,005,000	21,005,000

Development Refunding RB (Judson) Series 2005B	a	0.17%		10/07/11	7,735,000	7,735,000

Columbus Regional Airport Auth
Airport Refunding RB Series 2007	a,b,c	0.18%		10/07/11	5,000,000	5,000,000

Cuyahoga Cnty
Health Care & Independent Living Facilities RB (Eliza Jennings Sr Care) Series 2007B	a	0.39%		10/07/11	7,620,000	7,620,000

Franklin Cnty
Hospital Facilities RB (OhioHealth Corp) Series 2011A	b,c	0.14%		10/07/11	2,330,000	2,330,000

Ohio
Hospital Refunding RB (Cleveland Clinic Health) Series 2009A	b,c	0.16%		10/07/11	7,000,000	7,000,000

Hospital Refunding RB (Cleveland Clinic Health) Series 2009A	b,c	0.17%		10/07/11	3,485,000	3,485,000

						110,010,000

Oklahoma 0.1%
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996	a	0.19%		10/07/11	3,100,000	3,100,000

Optima Municipal Auth
Industrial RB (Seaboard) Series 1994	a	0.35%		10/07/11	7,500,000	7,500,000

						10,600,000

Oregon 0.2%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004	b,c	0.22%		10/07/11	5,895,000	5,895,000

Oregon Health, Housing, Educational & Cultural Facilties Authority
RB (Assumption Village Assisted Living) Series 2001A	a	0.17%		10/07/11	3,000,000	3,000,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L	b	0.17%		10/07/11	2,000,000	2,000,000

S/F Mortgage RB Series 2008I	b	0.26%		10/07/11	3,600,000	3,600,000

Port of Portland
Airport Refunding RB Series 18A	a	0.12%		10/07/11	7,640,000	7,640,000

						22,135,000

Pennsylvania 1.5%
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.47%		10/07/11	1,555,000	1,555,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005	a	0.19%		10/07/11	5,635,000	5,635,000

Chester Cnty Industrial Dev Auth
RB (Archdiocese of Philadelphia) Series 2001	a	0.13%		10/07/11	8,675,000	8,675,000

Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007	a	0.21%		10/07/11	6,570,000	6,570,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c	0.21%		10/07/11	9,635,000	9,635,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009	a	0.17%		10/07/11	7,000,000	7,000,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A	a	0.16%		10/07/11	1,370,000	1,370,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B	a	0.45%		10/07/11	560,000	560,000

Pennsylvania Economic Development Financing Auth
RB (Amtrak) Series 2001B	a	0.17%		10/07/11	5,310,000	5,310,000

Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986	a	0.27%		10/07/11	580,000	580,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B	b,c	0.27%		10/07/11	1,005,000	1,005,000

S/F Mortgage RB Series 2005-88B	b	0.14%		10/07/11	10,665,000	10,665,000

S/F Mortgage RB Series 2005-88C	b	0.14%		10/07/11	7,460,000	7,460,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	b,c	0.19%		10/07/11	8,028,462	8,028,462

S/F Mortgage RB Series 2006-94B	b	0.14%		10/07/11	8,790,000	8,790,000

S/F Mortgage RB Series 2006-95A	b,c	0.22%		10/07/11	2,345,000	2,345,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A	b,c	0.22%		10/07/11	19,680,000	19,680,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C	a,b,c	0.17%		10/07/11	3,430,000	3,430,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2004A	a,b,c	0.17%		10/07/11	28,215,000	28,215,000

Turnpike RB Series 2011C1	a,b,c	0.16%		10/07/11	8,000,000	8,000,000

Philadelphia
Airport RB Series 2007A	a,b,c	0.19%		10/07/11	20,060,000	20,060,000

Airport Refunding RB Series 2007B	a,b,c	0.19%		10/07/11	2,845,000	2,845,000

Philadelphia Redevelopment Auth
Qualified Redevelopment RB Series 2005B	a,b,c	0.19%		10/07/11	30,170,000	30,170,000

						197,583,462

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.75%		10/07/11	10,000,000	10,000,000

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A	b,c	0.22%		10/07/11	8,730,000	8,730,000

Homeownership Opportunity Bonds Series 58A	b,c	0.20%		10/07/11	7,895,000	7,895,000

						16,625,000

South Carolina 1.2%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006	b,c	0.15%		10/07/11	9,615,000	9,615,000

Refunding RB (Greenville Cnty SD) Series 2006	b,c	0.22%		10/07/11	71,615,000	71,615,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Greenville
IDRB (Stevens Aviation Technical Services) Series 1997	a	0.35%		10/07/11	8,300,000	8,300,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A	a	0.21%		10/07/11	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (SC Electric & Gas) Series 2008	a	0.19%		10/07/11	7,000,000	7,000,000

IRB (South Carolina Generating) Series 2008	a	0.19%		10/07/11	4,600,000	4,600,000

RB (Holcim) Series 2003	a	0.21%		10/07/11	25,000,000	25,000,000

RB (Innovative Fibers) Series 2007	a	0.25%		10/07/11	5,900,000	5,900,000

South Carolina Public Service Auth
Revenue Obligations Series 2004A	b,c	0.17%		10/07/11	23,760,000	23,760,000

						163,525,000

South Dakota 1.1%
South Dakota Health & Educational Facilities Auth
RB (Avera Health) Series 2008A1	a	0.16%		10/07/11	34,950,000	34,950,000

South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003B&H, 2004B&2005B	b,c	0.28%		10/07/11	2,150,000	2,150,000

Homeownership Mortgage Bonds Series 2003I	b	0.42%		10/07/11	28,000,000	28,000,000

Homeownership Mortgage Bonds Series 2004C	b	0.42%		10/07/11	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G	b	0.23%		10/07/11	9,000,000	9,000,000

Homeownership Mortgage Bonds Series 2005C	b	0.42%		10/07/11	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2005K	b,c	0.22%		10/07/11	5,970,000	5,970,000

Homeownership Mortgage Bonds Series 2008C	b	0.17%		10/07/11	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001	a	0.20%		10/07/11	6,500,000	6,500,000

						152,570,000

Tennessee 4.4%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B	a	0.15%		10/07/11	6,345,000	6,345,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007	b,c	0.18%		10/07/11	11,305,000	11,305,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1997	a	0.33%		10/07/11	1,510,000	1,510,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001	a	0.26%		10/07/11	1,100,000	1,100,000

Jackson Energy Auth
Wastewater System Refunding RB Series 2009	a	0.23%		10/07/11	9,000,000	9,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005	a	0.18%		10/07/11	2,200,000	2,200,000

Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007		0.21%		10/07/11	28,000,000	28,000,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005	a	0.18%		10/07/11	8,060,000	8,060,000

M/F Housing RB (Jackson Grove Apts) Series 2006A	a	0.19%		10/07/11	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991	a	0.17%		10/07/11	11,320,000	11,320,000

Metro Government of Nashville & Davidson Cnty IDB
RB (Nashville Symphony Hall) Series 2004	a	0.23%		10/07/11	15,395,000	15,395,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995	a,c	0.36%		10/07/11	1,535,000	1,535,000

Municipal Energy Acquisition Corp
Gas RB Series 2006A	a,b,c,f	0.26%		10/07/11	184,740,000	184,740,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Gas RB Series 2006B	a,b,c,f	0.26%		10/07/11	131,330,000	131,330,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1	a	0.23%		10/07/11	12,700,000	12,700,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B	a,b,c	0.20%		10/07/11	7,495,000	7,495,000

Tennergy Corp
Gas RB Series 2006A	a,b,c,f	0.26%		10/07/11	138,550,000	138,550,000

						580,585,000

Texas 7.9%
Caddo Mills ISD
Unlimited Tax Bonds Series 2007	a,b,c	0.18%		10/07/11	5,180,000	5,180,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics Corp) Series 2011C	a	0.19%		10/07/11	7,500,000	7,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics Corp) Series 2011B	a	0.19%		10/07/11	12,500,000	12,500,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008	a,b,c	0.16%		10/07/11	16,685,000	16,685,000

Unlimited Tax Refunding Bonds Series 2008A	a,b,c	0.22%		10/07/11	5,000,000	5,000,000

Cypress-Fairbanks ISD
Unlimited Tax Refunding GO Bonds Series 2001	a,b,c	0.16%		10/07/11	6,650,000	6,650,000

Dallam Cnty Industrial Development Corp
Economic Development RB (Hillmar Cheese) Series 2010	a	0.32%		10/07/11	20,000,000	20,000,000

Economic Development RB (Hilmar Cheese) Series 2009	a	0.32%		10/07/11	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	b,c	0.16%		10/07/11	22,100,000	22,100,000

Dallas-Fort Worth International Airport
Joint Revenue Improvement Bonds Series 2010A	a,b,c	0.17%		10/07/11	24,830,000	24,830,000

El Paso Cnty Hospital District
GO Bonds Series 2008A	b,c	0.18%		10/07/11	13,395,000	13,395,000

Frisco ISD
Unlimited Tax GO Refunding Bonds Series 2011A	a,b,c	0.16%		10/07/11	6,310,000	6,310,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994	a	0.20%		10/07/11	440,000	440,000

Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Developments) Series 2008	a	0.32%		10/07/11	5,400,000	5,400,000

IDRB (White River Ranch) Series 2004	a	0.24%		10/07/11	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B	a,b,c	0.16%		10/07/11	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000	a	0.39%		10/07/11	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004	a	0.21%		10/07/11	7,940,000	7,940,000

Houston
Airport System Sub Lien Refunding RB Series 2007B	a,b,c	0.18%		10/07/11	27,955,000	27,955,000

First Lien Refunding RB Series 2004A	a,b,c	0.16%		10/07/11	23,795,000	23,795,000

First Lien Refunding RB Series 2009A	b,c	0.16%		10/07/11	4,500,000	4,500,000

Jr Lien Refunding RB Series 1998A	b,c	0.18%		10/07/11	155,000	155,000

Sub Lien Refunding RB Series 2011A	a,b,c	0.22%		10/07/11	19,230,000	19,230,000

Houston Community College
Maintenance Tax Notes Series 2008	a,b,c	0.18%		10/07/11	4,110,000	4,110,000

Houston ISD
Limited Tax Bonds Series 2008	a,b,c	0.16%		10/07/11	14,895,000	14,895,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Limited Tax GO Bonds Series 2008	a,b,c	0.22%		10/07/11	9,805,000	9,805,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A	b,c	0.22%		10/07/11	12,610,000	12,610,000

Humble ISD
Unlimited Tax GO Bonds Series 2006	a,b,c	0.22%		10/07/11	8,475,000	8,475,000

Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003		0.21%		10/07/11	6,200,000	6,200,000

Lower Colorado River Auth
Refunding RB Series 1999A	a,b,c	0.17%		10/07/11	4,340,000	4,340,000

Montgomery Cnty Housing Finance Corp
M/F Housing RB (Park at Woodline Townhomes) Series 2005	a	0.19%		10/07/11	14,240,000	14,240,000

New Caney ISD
Unlimited Tax Bonds Series 2006	a,b,c	0.17%		10/07/11	6,595,000	6,595,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009	b,c	0.16%		10/07/11	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A	a,b,c	0.14%		10/07/11	5,465,000	5,465,000

Unlimited Tax Bonds Series 2007A	a,b,c	0.16%		10/07/11	9,045,000	9,045,000

North Texas Tollway Auth
First Tier System Refunding RB Series 2008D	a,b,c	0.18%		10/07/11	98,332,000	98,332,000

Special Projects System RB Series 2011A	b,c	0.16%		10/07/11	18,215,000	18,215,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4	a,b,c	0.17%		10/07/11	32,405,000	32,405,000

Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008	a	0.26%		10/07/11	1,600,000	1,600,000

Port Arthur Navigation District Industrial Development Corp
RB (TOTAL Petrochemicals USA) Series 2010A		0.17%		10/07/11	32,000,000	32,000,000

RB (TOTAL Petrochemicals USA) Series 2011		0.17%		10/07/11	17,000,000	17,000,000

Port of Port Arthur Navigation District
RB (TOTAL Petrochemicals USA) Series 2009		0.17%		10/07/11	8,000,000	8,000,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007	a,b,c	0.18%		10/07/11	8,600,000	8,600,000

Round Rock ISD
Unlimited Tax Bonds Series 2007	a,b,c	0.17%		10/07/11	11,055,000	11,055,000

San Antonio
Electric & Gas RB New Series 2006A	b,c	0.24%		10/07/11	33,780,000	33,780,000

Electric & Gas System Refunding RB New Series 2009A	b,c	0.16%		10/07/11	9,020,000	9,020,000

Water System Refunding RB Series 2005	b,c	0.16%		10/07/11	18,555,000	18,555,000

San Jacinto Community College District
Limited Tax GO Bonds Series 2008	b,c	0.16%		10/07/11	7,500,000	7,500,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006	a	0.17%		10/07/11	13,680,000	13,680,000

Spring Branch ISD
Limited Tax Bonds Series 2008	a,b,c	0.16%		10/07/11	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	d	0.29%		04/27/12	10,000,000	10,000,000

Hospital RB (Baylor Health Care) Series 2011C	a	0.12%		10/07/11	3,500,000	3,500,000

RB (Texas Health Resources) Series 2008A		0.15%		10/07/11	21,200,000	21,200,000

RB (Texas Health Resources) Series 2010	b,c	0.17%		10/07/11	6,500,000	6,500,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.16%		10/07/11	15,000,000	15,000,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.22%		10/07/11	5,795,000	5,795,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.25%		10/07/11	303,000	303,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas
GO Bonds Series 2002A2		0.22%		10/07/11	8,650,000	8,650,000

GO Bonds Series 2006D	b	0.15%		10/07/11	10,535,000	10,535,000

GO Bonds Series 2008A	b	0.20%		10/07/11	22,265,000	22,265,000

GO Bonds Series 2011A	b,c	0.22%		10/07/11	17,675,000	17,675,000

GO Refunding Bonds Series 2006	b	0.17%		10/07/11	67,155,000	67,155,000

Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008	a	0.21%		10/07/11	13,590,000	13,590,000

M/F Housing RB (Atascocita Pines Apts) Series 2005	a	0.18%		10/07/11	11,500,000	11,500,000

M/F Housing RB (Creek Point Apts) Series 2000	a	0.18%		10/07/11	6,060,000	6,060,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008	a	0.18%		10/07/11	12,600,000	12,600,000

S/F Mortgage RB Series 2007B	b,c	0.24%		10/07/11	10,000,000	10,000,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A	b,c	0.16%		10/07/11	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2006	b,c	0.22%		10/07/11	8,750,000	8,750,000

GO Mobility Fund Bonds Series 2007	b,c	0.16%		10/07/11	29,700,000	29,700,000

GO Mobility Fund Bonds Series 2007	b,c	0.22%		10/07/11	10,841,000	10,841,000

GO Mobility Fund Bonds Series 2007	b,c	0.75%		10/07/11	35,000,000	35,000,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D	b,c	0.20%		10/07/11	5,800,000	5,800,000

Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999	a	0.21%		10/07/11	1,540,000	1,540,000

Univ of North Texas
Revenue Financing System Bonds Series 2007	a,b,c	0.18%		10/07/11	12,780,000	12,780,000

						1,046,931,000

Utah 0.3%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008	a	0.18%		10/07/11	12,100,000	12,100,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008	a	0.18%		10/07/11	14,225,000	14,225,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A	a	0.19%		10/07/11	10,520,000	10,520,000

						36,845,000

Vermont 0.2%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A	a	0.24%		10/07/11	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B	a	0.24%		10/07/11	1,000,000	1,000,000

Vermont HFA
Student Housing Facilities RB (West Block Univ of Vermont Apts) Series 2004A	a	0.50%		10/07/11	13,075,000	13,075,000

						31,075,000

Virginia 0.3%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	d	0.28%		04/27/12	6,000,000	6,000,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996	a	0.21%		10/07/11	3,700,000	3,700,000

Newport News IDA
RB (CNU Warwick Student Apts) Series 2004	a	0.28%		10/07/11	3,865,000	3,865,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	d	0.28%		04/27/12	10,905,000	10,905,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2001H1	b,c	0.17%		10/07/11	6,315,000	6,315,000

Commonwealth Mortgage Bonds Series 2005C1	b,c	0.22%		10/07/11	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006	a,b,c	0.20%		10/07/11	6,285,000	6,285,000

						42,170,000

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A	b,c	0.16%		10/07/11	7,855,000	7,855,000

Douglas Cnty Development Corp
RB (Executive Flight) Series 1998	a	0.61%		10/07/11	4,900,000	4,900,000

King Cnty
Sewer RB Second Series 2006	b,c	0.22%		10/07/11	10,000,000	10,000,000

Sewer RB Series 2002A	b,c	0.17%		10/07/11	10,000,000	10,000,000

Sewer RB Series 2007	b,c	0.16%		10/07/11	31,250,000	31,250,000

Sewer RB Series 2011	b,c	0.16%		10/07/11	2,200,000	2,200,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999	a	0.23%		10/07/11	2,120,000	2,120,000

Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade) Series 1996	a	0.20%		10/07/11	3,945,000	3,945,000

Port of Seattle
RB Series 2003B	b,c	0.26%		10/07/11	5,140,000	5,140,000

RB Series 2007B	b,c	0.22%		10/07/11	5,775,000	5,775,000

Seattle
Drainage & Wastewater RB 2008	b,c	0.16%		10/07/11	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996	a	0.26%		10/07/11	2,885,000	2,885,000

Washington
GO Bonds Series 2007A	b,c	0.16%		10/07/11	5,445,000	5,445,000

GO Bonds Series 2007C	b,c	0.16%		10/07/11	11,690,000	11,690,000

GO Bonds Series 2008C	b,c	0.18%		10/07/11	4,910,000	4,910,000

GO Bonds Series 2009E	b,c	0.16%		10/07/11	5,000,000	5,000,000

GO Bonds Series 2011B	b,c	0.16%		10/07/11	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C	b,c	0.17%		10/07/11	6,685,000	6,685,000

Motor Vehicle Fuel Tax GO Bonds Series 2006E	b,c	0.18%		10/07/11	6,100,000	6,100,000

Motor Vehicle Fuel Tax GO Bonds Series 2008B	b,c	0.16%		10/07/11	25,010,000	25,010,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C	b,c	0.16%		10/07/11	6,390,000	6,390,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K	a	0.20%		10/07/11	5,330,000	5,330,000

Solid Waste Disposal RB (Lemay Enterprises) Series 2005B	a	0.26%		10/07/11	10,585,000	10,585,000

Solid Waste Disposal RB (Specialty Chemical Products) Series 2007	a	0.29%		10/07/11	20,800,000	20,800,000

Solid Waste Disposal RB (Waste Management) Series 2000C	a	0.26%		10/07/11	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000H	a	0.26%		10/07/11	13,650,000	13,650,000

Solid Waste Disposal RB (Waste Management) Series 2000I	a	0.26%		10/07/11	18,885,000	18,885,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	b,c	0.16%		10/07/11	7,505,000	7,505,000

RB (Children’s Hospital & Regional Medical Center) Series 2008A	a	0.26%		10/07/11	8,485,000	8,485,000

RB (Yakima Valley Farm Workers Clinic) Series 1997	a	1.35%		10/07/11	700,000	700,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Higher Education Facilities Auth
Refunding RB (Univ of Puget Sound) Series 2006A	a	0.23%		10/07/11	7,025,000	7,025,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997	a	0.20%		10/07/11	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A	a	0.19%		10/07/11	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006	a	0.18%		10/07/11	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A	a	0.18%		10/07/11	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A	a	0.23%		10/07/11	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A	a	0.16%		10/07/11	25,180,000	25,180,000

M/F Housing RB (Merrill Gardens) Series 1997A	a	0.21%		10/07/11	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008	a	0.21%		10/07/11	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A	a	0.18%		10/07/11	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006	a	0.23%		10/07/11	19,940,000	19,940,000

M/F Housing RB (Woodrose Apts) Series 1999A	a	0.19%		10/07/11	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993	a	0.19%		10/07/11	3,575,000	3,575,000

M/F Mortgage RB (Meridian Court Apts) Series 1996	a	0.19%		10/07/11	6,700,000	6,700,000

M/F RB (Cedar Ridge Retirement) Series 2005A	a	0.17%		10/07/11	4,030,000	4,030,000

Refunding RB (Judson Park) Series 2007	a	0.39%		10/07/11	10,955,000	10,955,000

Yakima Cnty
IDRB (Cowiche Growers) Series 1998	a	0.61%		10/07/11	700,000	700,000

						421,210,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group-Marshall Properties) Series 2010A	a	0.23%		10/07/11	19,995,000	19,995,000

West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A	a,b,c	0.17%		10/07/11	15,530,000	15,530,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B	b	0.20%		10/07/11	10,000,000	10,000,000

West Virginia Water Development Auth
Water Development RB Series 2005A	a,b,c	0.14%		10/07/11	9,155,000	9,155,000

						54,680,000

Wisconsin 1.4%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills) Series 1995	a	0.41%		10/07/11	9,500,000	9,500,000

Oostburg
IDRB (Dutchland Plastics) Series 2007	a	0.17%		10/07/11	6,410,000	6,410,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007	a	0.20%		10/07/11	10,000,000	10,000,000

Waukesha Cnty Housing Auth
Housing RB (Alta Mira) Series 2004	a	0.16%		10/07/11	6,070,000	6,070,000

Wisconsin
GO Bonds Series 2006C	b,c	0.21%		10/07/11	5,525,000	5,525,000

GO Bonds Series 2011A	b,c,e	0.17%		10/07/11	10,000,000	10,000,000

Transportation RB Series 2007A	a,b,c	0.15%		10/07/11	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Upland Hills Health) Series 2006C	a	0.16%		10/07/11	9,850,000	9,850,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B	a	0.17%		10/07/11	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2005D	b	0.40%		10/07/11	30,400,000	30,400,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Ownership RB Series 2007C	b	0.40%		10/07/11	19,090,000	19,090,000

Home Ownership RB Series 2007E	b	0.46%		10/07/11	16,000,000	16,000,000

Homeownership RB Series 2003C	b	0.20%		10/07/11	16,880,000	16,880,000

Homeownership RB Series 2005C	b	0.18%		10/07/11	4,000,000	4,000,000

Homeownership RB Series 2006E	b,c	0.22%		10/07/11	1,810,000	1,810,000

Housing RB Series 2007C	b	0.25%		10/07/11	3,730,000	3,730,000

Housing RB Series 2008A	b	0.25%		10/07/11	6,250,000	6,250,000

Housing RB Series 2008D	b	0.25%		10/07/11	4,300,000	4,300,000

Housing RB Series 2008E	b	0.25%		10/07/11	3,060,000	3,060,000

						185,945,000

Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994	a	0.26%		10/07/11	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2004 Series 6	b	0.20%		10/07/11	5,000,000	5,000,000

Housing RB 2004 Series 9	b	0.20%		10/07/11	5,000,000	5,000,000

Housing RB 2005 Series 2	b	0.20%		10/07/11	8,000,000	8,000,000

Housing RB 2005 Series 7	b	0.20%		10/07/11	8,000,000	8,000,000

Housing RB 2007 Series 10	b,c	0.22%		10/07/11	11,835,000	11,835,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A1	a	0.14%		10/07/11	1,075,000	1,075,000

Refunding RB Sr Series 2010A3	a	0.14%		10/07/11	20,000,000	20,000,000

						70,310,000

Other Investments 12.2%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	29,600,000	29,600,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	15,200,000	15,200,000

BlackRock Municipal Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.29%		10/07/11	65,600,000	65,600,000

BlackRock MuniEnhanced Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	30,000,000	30,000,000

BlackRock MuniHoldings Invesment Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	42,000,000	42,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	61,100,000	61,100,000

BlackRock MuniYield Arizona Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	6,200,000	6,200,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	50,000,000	50,000,000

BlackRock MuniYield Michigan Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	24,600,000	24,600,000

BlackRock MuniYield Michigan Quality Fund II
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	13,400,000	13,400,000

BlackRock MuniYield New Jersey Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	15,500,000	15,500,000

BlackRock MuniYield New York Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.28%		10/07/11	38,000,000	38,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	50,000,000	50,000,000

BlackRock MuniYield Quality Fund III
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	23,500,000	23,500,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		10/07/11	27,200,000	27,200,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,c	0.29%		10/07/11	98,000,000	98,000,000

Nuveen Insured California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	5,000,000	5,000,000

Nuveen Insured Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	150,000,000	150,000,000

Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,c	0.28%		10/07/11	29,000,000	29,000,000

Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,c	0.29%		10/07/11	119,500,000	119,500,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		10/07/11	24,000,000	24,000,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.29%		10/07/11	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.35%		10/07/11	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	30,000,000	30,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	20,000,000	20,000,000

Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	20,000,000	20,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	20,000,000	20,000,000

Nuveen New York Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	31,000,000	31,000,000

Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	31,000,000	31,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	12,000,000	12,000,000

Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	24,000,000	24,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		10/07/11	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		10/07/11	57,000,000	57,000,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.29%		10/07/11	100,000,000	100,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Select Quality Muncipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		10/07/11	32,000,000	32,000,000

						1,628,800,000

Total Variable-Rate Securities
(Cost $9,940,174,954)						9,940,174,954

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $13,332,077,845.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,576,256,954 or 49.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $92,945,000 or 0.7% of net assets.
e	Delayed-delivery security.
f	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47703SEP11

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

29.6%		Fixed-Rate Securities	1,108,276,987	1,108,276,987
73.5%		Variable-Rate Securities	2,757,109,578	2,757,109,578

103.1%		Total Investments	3,865,386,565	3,865,386,565
(3	.1)%	Other Assets and Liabilities, Net		(114,650,157)

100.0%		Net Assets		3,750,736,408

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.6% of net assets

California 7.6%
California
GO CP Notes	a	0.30%		10/03/11	16,235,000	16,235,000

GO CP Notes	a	0.30%		10/06/11	31,799,000	31,798,869

GO CP Notes	a	0.32%		10/06/11	20,500,000	20,500,000

GO CP Notes	a	0.40%		10/06/11	35,050,000	35,050,000

California Health Facilities Financing Auth
RB (Providence Health & Services) Series 2009B	b,c	0.25%		02/09/12	14,500,000	14,500,000

California Infrastructure & Economic Development Bank
RB (California Independent System Operator Corp) Series 2009A	a,b,c	0.23%		01/25/12	10,105,000	10,105,000

RB (J. Paul Getty Trust) Series 2003A		3.90%		12/01/11	500,000	502,937

RB (J. Paul Getty Trust) Series 2003C		3.90%		12/01/11	410,000	412,220

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	3,050,000	3,121,206

RB (Kaiser Permanente) Series 2004K		0.40%		10/06/11	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	5,500,000	5,500,000

RB (Kaiser Permanente) Series 2009B2		0.31%		05/11/12	49,000,000	49,000,000

RB (Kaiser Permanente) Series 2009B3		0.36%		03/05/12	40,500,000	40,500,000

RB (Kaiser Permanente) Series 2009E1		0.48%		06/01/12	10,500,000	10,500,000

RB (Kaiser Permanente) Series 2009E2		0.48%		06/01/12	7,500,000	7,507,465

Carlsbad USD
GO Bonds Series 2009B	b,c	0.23%		01/25/12	325,000	325,000

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A	a	0.15%		11/02/11	7,000,000	7,000,000

Lease Revenue CP Notes Series C	a	0.14%		10/05/11	7,000,000	7,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Notes Series A1	a	0.15%		11/14/11	10,000,000	10,000,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego Cnty Water Auth
CP Notes Series 5	b	0.16%		11/01/11	3,000,000	3,000,000

William S. Hart UHSD
GO Bonds Series A	a,b,c	0.36%		11/10/11	5,975,000	5,975,000

						286,732,697

Colorado 0.5%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C8		4.10%		11/10/11	1,500,000	1,505,687

RB (Catholic Health Initiatives) Series 2009A		3.00%		07/01/12	785,000	799,949

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009	a,b,c	0.40%		02/23/12	5,352,000	5,352,000

Denver Health & Hospital Auth
Healthcare RB Series 2001A	a	6.25%		12/01/11	2,400,000	2,422,999

Mesa Cnty
Refunding RB Series 1992	a	0.49%		12/01/11	4,275,000	4,271,216

Refunding RB Series 1992	a	0.74%		12/01/11	600,000	599,469

Park 70 Metropolitan District
GO Bonds Series 2008	a	0.80%		12/01/11	4,060,000	4,060,000

						19,011,320

Connecticut 0.1%
New Haven
GO Refunding Bonds Series 2010B		3.00%		11/01/11	3,270,000	3,276,560

Delaware 0.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.20%		10/17/11	15,000,000	15,000,000

District of Columbia 0.2%
District of Columbia
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/11	500,000	503,635

Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB (Convention Center Hotel) Series 2010A	a,b,c	0.38%		10/27/11	8,265,000	8,265,000

						8,768,635

Florida 2.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008B	a	0.21%		11/08/11	12,000,000	12,000,000

Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/11	1,000,000	1,006,055

Florida Dept of Transportation
Bridge Construction Refunding Bonds Series 2005B		6.38%		07/01/12	1,000,000	1,044,790

Bridge Construction Refunding Bonds Series 2006A		4.00%		07/01/12	200,000	205,192

Turnpike RB Series 2006A	b,c	0.23%		01/19/12	11,860,000	11,860,000

Florida Local Government Finance Commission
Pooled CP Series 1994A	a	0.10%		10/03/11	1,000,000	1,000,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/12	100,000	103,069

Public Education Capital Outlay Refunding Bonds Series 2005B		5.00%		01/01/12	515,000	520,670

Public Education Capital Outlay Refunding Bonds Series 2005E		5.00%		06/01/12	100,000	102,810

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/12	115,000	118,153

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health /Sunbelt) Series 2002		3.95%		09/01/12	2,125,000	2,192,965

JEA
Electric System RB Series Three 2008C3	b	0.18%		11/03/11	25,000,000	25,000,000

Miami-Dade Cnty
Water & Sewer System Refunding RB Series 2003		3.20%		10/01/11	1,500,000	1,500,000

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/11	100,000	100,000

Utility System Refunding RB Series 2009B	b,c	0.23%		01/25/12	10,120,000	10,120,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.30%		03/08/12	14,860,000	14,860,000

Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2010	a	1.00%		01/12/12	8,000,000	8,013,011

						89,746,715

Georgia 0.2%
Atlanta
Airport General Refunding RB Series 2010C		2.00%		01/01/12	4,350,000	4,365,013

Private Colleges & Universities Auth
RB (Mercer Univ) Series 2001	a	5.75%		10/01/11	2,680,000	2,733,600

						7,098,613

Hawaii 0.3%
Hawaii State Dept of Budget & Finance
RB (Hawaiian Electric) Series 2009	a,b,c	0.23%		01/25/12	9,995,000	9,995,000

Illinois 1.0%
Greenville
Refunding RB (Greenville College) Series 2006	a	0.60%		11/01/11	2,200,000	2,200,000

Illinois Finance Auth
CP Revenue Notes (Loyola Univ of Chicago)	a	0.21%		10/04/11	3,000,000	3,000,000

CP Revenue Notes (Loyola Univ of Chicago)	a	0.17%		11/03/11	16,000,000	16,000,000

Illinois Health Facilities Auth
Refunding RB (Univ of Chicago Hospitals & Health System) Series 2003		5.00%		08/15/12	2,705,000	2,810,198

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	a,b,c	0.26%		02/02/12	11,705,000	11,705,000

						35,715,198

Indiana 0.2%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A2		3.75%		02/01/12	4,785,000	4,837,554

Sub RB (Ascension Health) Series 2005A10		5.00%		11/01/11	3,200,000	3,212,446

						8,050,000

Maryland 0.6%
Baltimore Cnty
CP BAN Series 1995	b	0.50%		10/06/11	7,000,000	7,000,000

Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System) Series 2006A	a,b,c	0.30%		03/08/12	14,060,000	14,060,000

						21,060,000

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Massachusetts 0.2%
Massachusetts
GO Consolidated Loan Series 2001C		5.50%		12/01/11	750,000	756,267

GO Consolidated Loan Series 2002C		5.50%		11/01/11	1,100,000	1,104,704

GO Consolidated Loan Series 2002E		5.50%		01/01/12	205,000	207,484

GO Refunding Bonds Series 2001A		5.50%		01/01/12	175,000	177,104

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2009K2		2.75%		01/05/12	715,000	719,049

New Bedford
GO BAN Series A		1.50%		02/10/12	3,000,000	3,007,746

						5,972,354

Michigan 0.0%
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A		2.50%		12/01/11	1,000,000	1,003,242

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010F1		1.50%		06/01/12	500,000	503,593

Sub RB (Ascension Health) Series 2005A3		5.00%		05/01/12	100,000	102,583

						1,609,418

Mississippi 0.1%
Mississippi Development Bank
Revenue Notes (Dept of Transportation) Series A	a	0.45%		12/14/11	5,000,000	5,000,000

Missouri 0.2%
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		1.25%		05/16/12	850,000	854,693

RB (Ascension Health) Series 2008C5		1.25%		05/16/12	1,000,000	1,005,595

Nevada
Hospital RB (Nevada Regional Medical Center) Series 2001	a	6.75%		10/01/11	7,200,000	7,272,000

						9,132,288

Nevada 0.1%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2	a,b,c	0.40%		10/20/11	4,825,000	4,825,000

New Jersey 2.1%
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2010		2.00%		10/11/11	13,500,000	13,505,519

East Brunswick
BAN		2.00%		01/06/12	7,000,000	7,024,946

BAN		2.00%		04/13/12	5,000,000	5,032,209

Hamilton Township
BAN Series 2011A&B		2.00%		06/14/12	14,687,000	14,840,878

Livingston Township
BAN		1.00%		01/19/12	9,000,000	9,010,770

BAN		1.50%		02/02/12	5,000,000	5,014,330

Monroe Township
BAN		2.00%		02/07/12	5,000,000	5,019,262

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.50%		12/15/11	660,000	666,231

Transportation System Bonds Series 2003A		5.00%		12/15/11	600,000	605,330

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation System Bonds Series 2004B		5.25%		12/15/11	1,240,000	1,252,322

Transportation System Bonds Series 2005A		5.25%		12/15/11	655,000	661,157

Transportation System Bonds Series 2009A	a,b,c	0.36%		11/10/11	6,160,000	6,160,000

River Vale Township
BAN		1.50%		01/13/12	9,250,000	9,274,632

						78,067,586

New York 4.8%
Burnt Hills - Ballston Lake CSD
GO BAN 2011		1.25%		06/28/12	9,950,000	9,996,856

Metropolitan Transportation Auth
State Service Contract Refunding Bonds Series 2002A		5.00%		01/01/12	400,000	404,156

Miller Place UFSD
TAN 2011-2012		1.50%		06/28/12	14,600,000	14,716,149

New York City
GO Bonds Fiscal 2008 Series C1		4.00%		10/01/11	500,000	500,000

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/11	560,000	560,000

GO Bonds Fiscal 2009 Series I1	a,b,c	0.36%		11/10/11	24,385,000	24,385,000

GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	800,000	824,225

New York City Municipal Water Finance Auth
CP Notes Series 1		0.13%		10/17/11	40,000,000	40,000,000

CP Series 6		0.32%		10/03/11	17,855,000	17,855,000

Extendible CP Notes Series 7		0.20%	11/03/11	06/05/12	20,850,000	20,850,000

Extendible CP Notes Series 8		0.20%	11/04/11	06/02/12	3,000,000	3,000,000

Water & Sewer System RB Fiscal 2008 Series C		5.00%		06/15/12	400,000	413,197

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1	a	0.42%		01/19/12	8,000,000	8,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2009A1		3.13%		02/15/12	125,000	126,099

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/12	615,000	624,454

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	15,000,000	15,191,965

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/12	150,000	151,548

North Tonawanda School District
BAN 2011		1.25%		09/20/12	4,964,000	5,005,569

Seaford UFSD
TAN 2011-2012		2.00%		06/21/12	9,700,000	9,802,943

Triborough Bridge & Tunnel Auth
Sub RB Series 2008D		4.00%		11/15/11	150,000	150,594

Warwick Valley CSD
BAN 2011		1.25%		07/20/12	7,000,000	7,039,563

						179,597,318

Ohio 1.0%
Cuyahoga Cnty
RB (Cleveland Clinic Health) Series 2004B2	b	0.17%		11/01/11	12,165,000	12,165,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A	b,c	0.36%		11/10/11	13,685,000	13,685,000

Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health) Series 2009B		5.00%		01/01/12	1,325,000	1,339,228

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006	a	0.75%		02/01/12	8,880,000	8,880,000

						36,069,228

Pennsylvania 0.1%
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A	a	0.47%		07/01/12	4,450,000	4,450,000

South Carolina 0.3%
Oconee Cnty SD
GO Bonds Series 2011		2.00%		03/01/12	7,225,000	7,269,820

South Carolina Public Service Auth
Refunding RB Series 2002A		5.50%		01/01/12	470,000	475,608

Refunding RB Series 2002D		5.25%		01/01/12	650,000	657,570

Refunding RB Series 2009D		5.00%		01/01/12	805,000	813,844

						9,216,842

Texas 4.6%
Austin
Water & Wastewater System Refunding RB Series 2009A	a,b,c	0.40%		02/23/12	20,130,000	20,130,000

Bexar Metropolitan Water District
CP Notes	a	0.59%		12/05/11	5,000,000	5,000,000

CP Notes	a	0.48%		12/29/11	5,000,000	5,000,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A	a,b	0.50%		08/01/12	5,600,000	5,600,000

Fort Worth ISD
Unlimited Tax GO Bonds Series 2008	a	5.00%		02/15/12	2,700,000	2,745,641

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	5,500,000	5,582,746

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C	b,c	0.23%		01/19/12	12,915,000	12,915,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2009		3.00%		10/01/11	1,800,000	1,800,000

Refunding RB (Methodist Hospital) Series 2009C1		0.40%		11/03/11	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.28%		03/05/12	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.23%		12/05/11	7,000,000	7,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		04/05/12	6,480,000	6,480,000

Houston
Jr Lien Refunding RB Series 1991C		0.67%		12/01/11	4,000,000	3,995,474

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010	a	0.35%		11/17/11	5,000,000	5,000,000

RB (Jefferson Refinery) Series 2010	a	0.50%		12/29/11	34,000,000	34,000,000

Katy ISD
Unlimited Tax GO Bonds Series 2003A	a	5.00%		02/15/12	250,000	254,053

Lower Colorado River Auth
Transmission Contract Revenue CP Notes	a	0.12%		10/03/11	8,200,000	8,200,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A	a,b,c	0.23%		01/25/12	7,500,000	7,500,000

San Antonio
Refunding RB New Series 2002		5.25%		02/01/12	600,000	609,347

Refunding RB Series 1994A		5.00%		02/01/12	1,150,000	1,167,517

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tax & Revenue Certificates of Obligation Series 2006	b,c	0.23%		01/19/12	9,016,000	9,016,000

						173,995,778

Utah 0.1%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2001	a	5.20%		10/15/11	3,900,000	3,906,933

Washington 0.5%
Auburn SD
GO Refunding Bonds Series 2004	a	3.00%		12/01/11	1,480,000	1,486,028

Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2003A		5.50%		07/01/12	100,000	103,769

Electric Refunding RB (Project No. 3) Series 2003A		5.50%		07/01/12	310,000	321,480

Washington
GO Bonds Series 2005A		5.00%		07/01/12	250,000	258,726

GO Bonds Series 2009C		4.00%		02/01/12	600,000	607,001

GO Refunding Bonds Series R-2010B		5.00%		01/01/12	850,000	859,620

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A	a,b,c	0.35%		11/17/11	14,995,000	14,995,000

						18,631,624

Wisconsin 1.6%
Racine USD
TRAN		1.50%		06/28/12	9,000,000	9,072,880

Wisconsin
GO CP Notes 2005A	b	0.15%		11/14/11	20,000,000	20,000,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2010C	a	0.45%		12/02/11	15,000,000	15,000,000

RB (Aurora Health Care) Series 2010C	a	0.45%		12/08/11	15,000,000	15,000,000

						59,072,880

Wyoming 0.4%
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988A	a	0.18%		10/07/11	14,275,000	14,275,000

Total Fixed-Rate Securities
(Cost $1,108,276,987)						1,108,276,987

Variable-Rate Securities 73.5% of net assets

Alabama 4.6%
Alabama
GO Bonds Series 2007A	a,b,c	0.17%		10/07/11	6,503,000	6,503,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a	0.17%		10/07/11	12,350,000	12,350,000

Municipal Funding Notes Series 2008A, 2009B&2010A	a	0.17%		10/07/11	40,210,000	40,210,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007	a,b,c	0.19%		10/07/11	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2	b,c	0.22%		10/07/11	6,180,000	6,180,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C	a	0.22%		10/07/11	10,000,000	10,000,000

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A	a	0.22%		10/07/11	30,000,000	30,000,000

RB (Hunt Refining) Series 2008A	a	0.22%		10/07/11	10,000,000	10,000,000

RB (Hunt Refining) Series 2009A	a	0.22%		10/07/11	30,000,000	30,000,000

						173,898,000

Alaska 0.2%
Alaska Housing Finance Corp
General Purpose Housing Bonds Series 2005A	b,c	0.18%		10/07/11	8,455,000	8,455,000

Arizona 1.7%
Arizona Health Facilities Auth
RB (The Terraces) Series 2003B2	a	0.39%		10/07/11	1,915,000	1,915,000

Refunding RB (The Terraces) Series 2007	a	0.39%		10/07/11	22,830,000	22,830,000

Arizona Transportation Board
Transportation Excise Tax RB (Maricopa Cnty Regional Area Road Fund) Series 2007	b,c	0.22%		10/07/11	8,000,000	8,000,000

Chandler IDA
RB (Tri-City Baptist Church) Series 2010	a	0.22%		10/07/11	4,865,000	4,865,000

Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2006A	b,c	0.17%		10/07/11	3,020,000	3,020,000

Electric System RB Series 2008A	b,c	0.22%		10/07/11	17,485,000	17,485,000

Tempe IDA
Sr Living RB (Friendship Village of Tempe) Series 2002C	a	0.47%		10/07/11	7,325,000	7,325,000

						65,440,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010	a	0.19%		10/07/11	8,000,000	8,000,000

California 2.9%
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	a,b,c	0.18%		10/07/11	855,000	855,000

California Dept of Water Resources
Central Valley Water System RB Series AH	b,c	0.17%		10/07/11	1,515,000	1,515,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009	a	0.28%		10/07/11	3,680,000	3,680,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010	a	0.32%		10/07/11	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a	0.19%		10/07/11	12,265,000	12,265,000

California Public Works Board
Lease Refunding RB (Univ of California) Series 2007C	b,c	0.16%		10/07/11	11,115,000	11,115,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008	a	0.25%		10/07/11	4,365,000	4,365,000

Foothill-DeAnza Community College District
GO Bonds Series C	b,c	0.16%		10/07/11	4,635,000	4,635,000

Fresno
Sewer System RB Series 2008A	b,c	0.17%		10/07/11	5,170,000	5,170,000

Grossmont UHSD
GO Bonds Series 2010B	b,c	0.17%		10/07/11	1,200,000	1,200,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	b,c	0.16%		10/07/11	10,960,000	10,960,000

Oxnard Financing Auth
Lease RB Series 2006	a	0.20%		10/07/11	10,990,000	10,990,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wastewater RB Series 2004B	a	0.20%		10/07/11	10,735,000	10,735,000

Roseville Jt UHSD
GO Bonds Series C	b,c	0.18%		10/07/11	1,450,000	1,450,000

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007	b,c	0.38%		10/07/11	6,000,000	6,000,000

Refunding RB Series 2007B	b,c	0.38%		10/07/11	11,100,000	11,100,000

San Mateo Cnty Community College District
GO Bonds Series 2006B	b,c	0.18%		10/07/11	970,000	970,000

Various California Community College & SD
GO Bonds	a,b,c	0.18%		10/07/11	6,812,000	6,812,000

						109,102,000

Colorado 3.3%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005	a	0.50%		10/07/11	13,700,000	13,700,000

Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009	a	0.18%		10/07/11	9,315,000	9,315,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A	b,c	0.17%		10/07/11	9,415,000	9,415,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006	a	0.18%		10/07/11	1,250,000	1,250,000

GO Bonds Series 2008	a	0.18%		10/07/11	8,625,000	8,625,000

Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds Series 2009	a	0.18%		10/07/11	3,135,000	3,135,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004A	a	0.52%		10/07/11	7,350,000	7,350,000

Special Refunding & Improvement RB Series 2004B	a	0.52%		10/07/11	14,150,000	14,150,000

NBC Metropolitan District
GO Bonds Series 2004	a	0.18%		10/07/11	7,140,000	7,140,000

Parker Automotive Metropolitan District
GO Bonds Series 2005	a	0.18%		10/07/11	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (S Santa Fe Dr) Series 2011A1	a	0.22%		10/07/11	10,000,000	10,000,000

Southglenn Metropolitan District
Special RB Series 2007	a	0.41%		10/07/11	20,945,000	20,945,000

Traer Creek Metropolitan District
RB Series 2002	a	0.51%		10/07/11	18,140,000	18,140,000

						124,065,000

Connecticut 0.1%
Connecticut
GO Bonds Series 2005D	b,c	0.18%		10/07/11	3,610,000	3,610,000

District of Columbia 2.1%
District of Columbia
GO Bonds Series 2008E	a,b,c	0.22%		10/07/11	3,305,000	3,305,000

Income Tax Secured Refunding RB Series 2010C		0.34%	10/07/11	12/01/11	22,400,000	22,405,115

Income Tax Secured Refunding RB Series 2010E		0.19%	10/07/11	12/01/11	10,000,000	10,000,000

RB (Catholic Univ of America) Series 2007	a,b,c	0.17%		10/07/11	8,290,000	8,290,000

RB (National Public Radio) Series 2010	b,c	0.19%		10/07/11	25,760,000	25,760,000

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	b,c	0.17%		10/07/11	9,330,000	9,330,000

						79,090,115

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 6.3%
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006	a	0.19%		10/03/11	8,750,000	8,750,000

Duval Cnty School Board
COP (Master Lease Program) Series 2007	a,b,c	0.18%		10/07/11	16,115,000	16,115,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1	a	0.18%		10/07/11	6,400,000	6,400,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2002A	b,c	0.45%		10/07/11	13,190,000	13,190,000

Greater Orlando Aviation Auth
Airport Facilities RB Series 2010A	b,c	0.16%		10/07/11	12,000,000	12,000,000

Airport Facilities RB Series 2010A	b,c	0.17%		10/07/11	5,000,000	5,000,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health /Sunbelt) Series 2006C	b,c	0.22%		10/07/11	2,145,000	2,145,000

Hospital RB (Adventist Health/Sunbelt) Series 2006C&G	b,c	0.18%		10/07/11	3,375,000	3,375,000

Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G	b,c	0.17%		10/07/11	9,375,000	9,375,000

Jacksonville
Transportation RB Series 2007	b,c	0.18%		10/07/11	28,690,000	28,690,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a	0.36%		10/07/11	5,275,000	5,275,000

Miami-Dade Cnty
GO Bonds Series 2008A	a,b,c	0.22%		10/07/11	5,070,000	5,070,000

Water & Sewer System RB Series 2010	b,c	0.19%		10/07/11	13,000,000	13,000,000

Miami-Dade Cnty IDA
RB (United Way) Series 2008	a	0.17%		10/07/11	11,210,000	11,210,000

RB (Univ of Miami Life Science & Technology Park) Series 2010	a	0.21%		10/07/11	20,000,000	20,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B	b,c	0.17%		10/07/11	8,490,000	8,490,000

Utility System Refunding RB Series 2011A	d	0.27%		04/27/12	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.17%		10/07/11	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a	0.19%		10/07/11	3,385,000	3,385,000

Refunding RB (Pine Crest Preparatory School) Series 2008	a	0.26%		10/07/11	25,565,000	25,565,000

Polk Cnty
Utility System RB Series 2004A	a,b,c	0.17%		10/07/11	14,305,000	14,305,000

South Florida Water Management District
COP Series 2006	b,c	0.18%		10/07/11	4,000,000	4,000,000

Tallahassee Energy System
RB Series 2007	b,c	0.16%		10/07/11	11,250,000	11,250,000

						236,590,000

Georgia 1.5%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.22%		10/07/11	25,000,000	25,000,000

Clark Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center) Series 2007	b,c	0.22%		10/07/11	14,850,000	14,850,000

Georgia
GO Bonds Series 2007E	b,c	0.17%		10/07/11	4,623,000	4,623,000

GO Bonds Series 2007E	b,c	0.22%		10/07/11	7,500,000	7,500,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Georgia Ports Auth
RB (Garden City Terminal) Series 2007	a	0.16%		10/07/11	1,610,000	1,610,000

Griffin-Spalding Cnty Development Auth
IDRB (Woodland Industries) Series 2007	a	0.21%		10/07/11	3,720,000	3,720,000

						57,303,000

Illinois 10.3%
Bloomington
GO Bonds Series 2004	b	0.20%		10/07/11	10,450,000	10,450,000

Bolingbrook
GO Bonds Series 2007	a,b,c	0.18%		10/07/11	9,270,000	9,270,000

Tax Increment Jr Lien RB Series 2005	a	0.41%		10/07/11	8,190,000	8,190,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005A	a,b,c	0.18%		10/07/11	11,100,000	11,100,000

General Airport (O’Hare) Third Lien RB Series 2008A	a,b,c	0.18%		10/07/11	3,125,000	3,125,000

GO Bonds (City Colleges of Chicago) Series 1999	b,c	0.18%		10/07/11	7,890,000	7,890,000

GO Project & Refunding Bonds Series 2006A	b,c	0.23%		10/07/11	940,000	940,000

GO Project & Refunding Bonds Series 2007A	b,c	0.18%		10/07/11	10,900,000	10,900,000

GO Project & Refunding Bonds Series 2007A	b,c	0.19%		10/07/11	15,000,000	15,000,000

GO Refunding Bonds Series 2009A	b,c	0.18%		10/07/11	5,000,000	5,000,000

Cook Cnty
RB (Catholic Theological Union) Series 2005	a	0.19%		10/07/11	1,500,000	1,500,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare System) Series 2008A1	a,b,c	0.16%		10/07/11	13,795,000	13,795,000

Hopedale
RB (Hopedale Medical Foundation) Series 2009	a	0.23%		10/07/11	4,200,000	4,200,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997	a	0.25%		10/07/11	1,185,000	1,185,000

RB (Advocate Health Care) Series 2011B		0.28%		04/27/12	11,900,000	11,900,000

RB (Elim Christian Services) Series 2007	a	0.20%		10/07/11	15,000,000	15,000,000

RB (Fenwick High School) Series 2007	a	0.20%		10/07/11	7,200,000	7,200,000

RB (Kohl Children’s Museum) Series 2004	a	0.17%		10/07/11	1,395,000	1,395,000

RB (Lake Forest College) Series 2008	a	0.17%		10/07/11	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005	a	0.17%		10/07/11	3,000,000	3,000,000

RB (Loyola Academy) Series 2007	a	0.17%		10/07/11	11,500,000	11,500,000

RB (Perspectives Charter School) Series 2003	a	0.21%		10/07/11	4,900,000	4,900,000

RB (Planned Parenthood) Series 2007A	a	0.18%		10/07/11	7,350,000	7,350,000

RB (The Landing at Plymouth Place) Series 2005B	a	0.39%		10/07/11	10,640,000	10,640,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008	a	0.23%		10/07/11	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A	b,c	0.25%		10/07/11	6,665,000	6,665,000

GO Refunding Bonds, Series 1999	b,c	0.18%		10/07/11	9,900,000	9,900,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c	0.18%		10/07/11	115,210,000	115,210,000

Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c	0.18%		10/07/11	44,596,000	44,596,000

Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds Series May 2006	b,c	0.22%		10/07/11	14,000,000	14,000,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006	b,c	0.16%		10/07/11	8,600,000	8,600,000

						385,506,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 0.9%
Indiana Finance Auth
RB (Indiana Univ Health) Series 2011L & M	a,b,c	0.16%		10/07/11	8,500,000	8,500,000

Indiana Health Facility Financing Auth
RB (Memorial Hospital) Series 2004A	a	0.19%		10/07/11	16,145,000	16,145,000

Terre Haute
RB (Westminister Village) Series 2006A	a	0.39%		10/07/11	9,245,000	9,245,000

						33,890,000

Iowa 1.1%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.21%		10/07/11	19,000,000	19,000,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010	a	0.18%		10/07/11	10,000,000	10,000,000

Pollution Control Facility Refunding RB (MidAmerican Energy) Series 2008B		0.18%		10/07/11	14,000,000	14,000,000

						43,000,000

Kentucky 1.1%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2	a,b,c	0.17%		10/07/11	29,995,000	29,995,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A	a,b,c	0.16%		10/07/11	10,110,000	10,110,000

						40,105,000

Louisiana 1.4%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.30%		10/07/11	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
Healthcare Facilities Refunding RB (St. James Place of Baton Rouge) Series 2007A	a	0.22%		10/07/11	11,520,000	11,520,000

RB (Louise S. McGehee School) Series 2010	a	0.21%		10/07/11	6,037,500	6,037,500

Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1) Series 2006	a,b,c	0.26%		10/07/11	9,105,000	9,105,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008	a	0.21%		10/07/11	3,525,000	3,525,000

RB (Main St Holdings of Tammany) Series 2006A	a	0.21%		10/07/11	5,400,000	5,400,000

						50,587,500

Maryland 0.2%
Montgomery Cnty
RB (George Meany Center For Labor Studies) Series 2004	a	0.36%		10/07/11	5,510,000	5,510,000

Massachusetts 1.7%
Massachusetts
GO Bonds Consolidated Loan Series 2007C	b,c	0.22%		10/07/11	21,410,000	21,410,000

GO Consolidated Loan Series 2007	b,c	0.75%		10/07/11	12,250,000	12,250,000

GO Consolidated Loan Series 2007A	b,c	0.32%		10/07/11	4,500,000	4,500,000

GO Refunding Bonds Series 2004A	b,c	0.17%		10/07/11	4,880,000	4,880,000

GO Refunding Bonds Series 2010A		0.40%	10/07/11	02/01/12	5,350,000	5,351,963

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	d	0.25%		04/27/12	4,235,000	4,235,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Development Finance Agency
RB (Assumption College) Series 2002A	a	0.36%		10/07/11	3,125,000	3,125,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B	a	0.21%		10/07/11	5,000,000	5,000,000

Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.17%		10/07/11	3,285,000	3,285,000

						64,036,963

Michigan 2.3%
Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D	a,b,c	0.51%		10/07/11	8,645,000	8,645,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	d	0.25%		04/27/12	11,200,000	11,200,000

Refunding RB (Crittenton Hospital Medical Center) Series 2003A	a	0.19%		10/03/11	15,435,000	15,435,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010	a	0.16%		10/07/11	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007	a	0.18%		10/07/11	11,570,000	11,570,000

Royal Oak Hospital Finance Auth
Hospital Refunding RB (William Beaumont Hospital) Series 2010X	a,b,c	0.20%		10/07/11	19,280,000	19,280,000

Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001	a	0.22%		10/07/11	9,955,000	9,955,000

						85,585,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008	a	0.17%		10/07/11	12,000,000	12,000,000

RB (PSL North America) Series 2007A	a	0.17%		10/07/11	18,000,000	18,000,000

						30,000,000

Missouri 1.5%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004	a	0.18%		10/07/11	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Health) Series 2008A	a	0.19%		10/07/11	1,500,000	1,500,000

Missouri Highway & Transporation Commission
First Lien State Road Bonds Series 2006B	b,c	0.22%		10/07/11	18,290,000	18,290,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007	a	0.19%		10/07/11	6,815,000	6,815,000

						56,165,000

Nebraska 1.3%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008	a,b,c	0.17%		10/07/11	5,030,000	5,030,000

Nebraska Municipal Energy Agency
Power Supply System Refunding RB Series 2009A	a,b,c	0.17%		10/07/11	5,000,000	5,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010	a	0.24%		10/07/11	25,000,000	25,000,000

Univ of Nebraska
RB (Omaha Student Facilities) Series 2007	b,c	0.18%		10/07/11	7,605,000	7,605,000

Washington Cnty
IDRB (Cargill) Series 2010		0.21%		10/07/11	5,000,000	5,000,000

						47,635,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 0.7%
Clark Cnty SD
Limited Tax GO Bonds Series 2006B	b,c	0.18%		10/07/11	7,160,000	7,160,000

Limited Tax GO Bonds Series 2006B	a,b,c	0.18%		10/07/11	7,125,000	7,125,000

Limited Tax GO Bonds Series 2006B	b,c	0.21%		10/07/11	10,000,000	10,000,000

						24,285,000

New Hampshire 0.8%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010	a	0.24%		10/07/11	10,000,000	10,000,000

New Hampshire Health & Education Facilities Auth
RB (Androscoggin Valley Hospital) Series 2007	a	0.17%		10/07/11	12,845,000	12,845,000

RB (New London Hospital) Series 2007	a	0.36%		10/07/11	7,505,000	7,505,000

						30,350,000

New Jersey 1.6%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A	b,c	0.22%		10/07/11	6,100,000	6,100,000

New Jersey Economic Development Auth
RB (Princeton Montessori Society) Series 2006	a	0.36%		10/07/11	2,940,000	2,940,000

Refunding RB (Cedar Crest Village) Series 2006A	a	0.44%		10/07/11	9,255,000	9,255,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.16%		10/07/11	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C	a,b,c	0.18%		10/07/11	33,120,000	33,120,000

Transportation System Bonds Series 2007A	a,b,c	0.22%		10/07/11	1,800,000	1,800,000

						61,735,000

New Mexico 1.2%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2	a,b,c	0.17%		10/07/11	29,995,000	29,995,000

Portales
Student Housing RB (CHF-Portales at Eastern NMU) Series 2006A	a	0.35%		10/07/11	13,380,000	13,380,000

						43,375,000

New York 4.0%
Long Island Power Auth
Electric System General RB Series 2006A	a,b,c	0.17%		10/07/11	625,000	625,000

Metropolitan Transportation Auth
Transportation RB Series 2005E1	a	0.36%		10/07/11	27,900,000	27,900,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D2	b	0.23%		10/07/11	23,000,000	23,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series D	b,c	0.16%		10/07/11	32,670,000	32,670,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1	b,c	0.17%		10/07/11	3,000,000	3,000,000

Building Aid RB Fiscal 2008 Series S1	b,c	0.16%		10/07/11	6,000,000	6,000,000

Building Aid RB Fiscal 2011 Series S2A	b,c	0.16%		10/07/11	5,000,000	5,000,000

New York City Trust for Cultural Resources
RB (Museum of Modern Art) Series 2001-1D	a,b,c	0.16%		10/07/11	6,615,000	6,615,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
RB Series 2007A	b,c	0.17%		10/07/11	3,625,000	3,625,000

New York State Thruway Auth
State Personal Income Tax RB Series 2006A	b,c	0.22%		10/07/11	4,680,000	4,680,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series	b,c	0.16%		10/07/11	525,000	525,000

Consolidated Bonds 148th Series	b,c	0.17%		10/07/11	4,900,000	4,900,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998	a	0.26%		10/07/11	6,305,000	6,305,000

Triborough Bridge & Tunnel Auth
General Purpose RB Series 2001A	b,c	0.16%		10/07/11	7,500,000	7,500,000

General Purpose RB Series 2001A	a,b,c	0.75%		10/07/11	11,490,000	11,490,000

General RB (MTA Bridges & Tunnels) Series 2007A	b,c	0.17%		10/07/11	4,770,000	4,770,000

General RB (MTA Bridges & Tunnels) Series 2008C	b,c	0.16%		10/07/11	3,100,000	3,100,000

						151,705,000

North Carolina 1.0%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	d	0.26%		04/27/12	9,660,000	9,660,000

North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c	0.17%		10/07/11	23,100,000	23,100,000

Hospital Refunding RB (Cone Health) Series 2011B		0.28%		04/27/12	5,000,000	5,000,000

						37,760,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B	a	0.17%		10/07/11	7,000,000	7,000,000

Ohio 1.6%
Bellefontaine
Refunding RB (Mary Rutan Hospital) Series 2005	a	0.20%		10/07/11	10,190,000	10,190,000

Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds Series 2007A2	a,b,c	0.18%		10/07/11	13,815,000	13,815,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B	b	0.22%		10/07/11	3,300,000	3,300,000

Knox Cnty
RB (Knox Community Hospital) Series 2004	a	0.16%		10/07/11	11,875,000	11,875,000

Ohio Higher Educational Facility Commission
Hospital RB (Univ Hospitals Health) Series 2007A	a,b,c	0.17%		10/07/11	5,900,000	5,900,000

Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio) Series 2002	a	0.17%		10/07/11	10,280,000	10,280,000

Wood Cnty
Refunding & Improvement RB (Wood Cnty Hospital) Series 2008	a	0.18%		10/07/11	4,800,000	4,800,000

						60,160,000

Oklahoma 0.2%
Tulsa Cnty Industrial Auth
Health Care RB (St. Francis Health) Series 2006	b,c	0.22%		10/07/11	8,092,000	8,092,000

Oregon 0.5%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial) Series 2007	a	0.19%		10/07/11	17,005,000	17,005,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oregon
Business Development RB (Sage Hollow Ranch) Series 223	a	0.17%		10/07/11	3,000,000	3,000,000

						20,005,000

Pennsylvania 1.5%
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.47%		10/07/11	21,710,000	21,710,000

Delaware Cnty Auth
RB (Riddle Village) Series 2006	a	0.47%		10/07/11	4,500,000	4,500,000

Refunding RB (Riddle Village) Series 2005A	a	0.47%		10/07/11	7,580,000	7,580,000

Geisinger Auth
RB (Geisinger Health) Series 2011A1	b,c	0.16%		10/07/11	5,000,000	5,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009	a	0.21%		10/07/11	6,935,000	6,935,000

Owen J. Roberts SD
GO Notes Series 2006	b,c	0.17%		10/07/11	1,625,000	1,625,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C	b,c	0.28%		10/07/11	1,000,000	1,000,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A	a,b,c	0.17%		10/07/11	6,905,000	6,905,000

						55,255,000

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.18%		10/07/11	610,000	610,000

Tennessee 4.3%
Chattanooga IDB
Lease Rental Refunding RB Series 2007	b,c	0.18%		10/07/11	11,310,000	11,310,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1995	a	0.36%		10/07/11	8,935,000	8,935,000

Pooled Financing RB (TN Municipal Bond Fund) Series 1997	a	0.33%		10/07/11	7,760,000	7,760,000

Pooled Financing RB (TN Municipal Bond Fund) Series 1999	a	0.33%		10/07/11	7,270,000	7,270,000

Metro Government of Nashville & Davidson Cnty IDB
IDRB (YMCA) Series 1998	a	0.51%		10/07/11	12,580,000	12,580,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995	a,c	0.36%		10/07/11	4,820,000	4,820,000

Pooled Financing RB (TN Cnty Loan Pool) Series 1997	a	0.33%		10/07/11	400,000	400,000

Municipal Energy Acquisition Corp
Gas RB Series 2006A	a,b,c	0.26%		10/07/11	66,995,000	66,995,000

Gas RB Series 2006B	a,b,c	0.26%		10/07/11	28,290,000	28,290,000

Tennergy Corp
Gas RB Series 2006A	a,b,c	0.26%		10/07/11	11,685,000	11,685,000

						160,045,000

Texas 6.0%
Birdville ISD
Unlimited Tax GO Refunding Bonds Series 2007	a,b,c	0.22%		10/07/11	4,000,000	4,000,000

Brownsville
Utilities System Refunding & RB Series 2005A	a,b,c	0.18%		10/07/11	3,500,000	3,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	b,c	0.16%		10/07/11	7,600,000	7,600,000

Sr Lien Sales Tax Refunding RB Series 2007	b,c	0.18%		10/07/11	4,465,000	4,465,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Del Valle ISD
Unlimited GO Bonds Series 2007	a,b,c	0.19%		10/07/11	11,030,000	11,030,000

Harris Cnty
Unlimited Tax & Sub Lien Refunding RB Series 2007C	b,c	0.17%		10/07/11	8,070,000	8,070,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B	a,b,c	0.16%		10/07/11	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A	b,c	0.22%		10/07/11	2,750,000	2,750,000

Houston
First Lien Refunding RB Series 2004A	a,b,c	0.16%		10/07/11	7,000,000	7,000,000

First Lien Refunding RB Series 2011A	b,c	0.22%		10/07/11	4,080,000	4,080,000

Jr Lien Refunding RB Series 1998A	b,c	0.18%		10/07/11	6,800,000	6,800,000

Houston ISD
Limited Tax Bonds Series 2008	a,b,c	0.16%		10/07/11	4,950,000	4,950,000

Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2007	a,b,c	0.16%		10/07/11	20,485,000	20,485,000

North Texas Tollway Auth
First Tier System Refunding RB Series 2008D	a,b,c	0.18%		10/07/11	3,458,000	3,458,000

Special Projects System RB Series 2011A	b,c	0.16%		10/07/11	17,305,000	17,305,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4	a,b,c	0.17%		10/07/11	26,000,000	26,000,000

Port Arthur Navigation District Industrial Development Corp
RB (TOTAL Petrochemicals USA) Series 2010A		0.17%		10/07/11	15,882,000	15,882,000

RB (TOTAL Petrochemicals USA) Series 2011		0.17%		10/07/11	8,000,000	8,000,000

Port of Port Arthur Navigation District
RB (TOTAL Petrochemicals USA) Series 2009		0.17%		10/07/11	21,000,000	21,000,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	d	0.29%		04/27/12	2,500,000	2,500,000

RB (Texas Health Resources) Series 2007B	b,c	0.22%		10/07/11	5,625,000	5,625,000

RB (Texas Health Resources) Series 2010	b,c	0.17%		10/07/11	17,555,000	17,555,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.16%		10/07/11	5,000,000	5,000,000

Texas A&M Univ
Revenue Financing System Bonds Series 2010B	b,c	0.17%		10/07/11	1,500,000	1,500,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2008	b,c	0.17%		10/07/11	5,360,000	5,360,000

Univ of Houston
Consolidated Refunding RB Series 2008	b,c	0.22%		10/07/11	5,540,000	5,540,000

						225,455,000

Utah 0.5%
Intermountain Power Agency
Power Supply Refunding RB Series 2003A	b,c	0.22%		10/07/11	6,450,000	6,450,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A	a	0.21%		10/07/11	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A	b,c	0.16%		10/07/11	7,230,000	7,230,000

						19,930,000

Vermont 0.2%
Vermont Economic Development Auth
Mortgage RB (Wake Robin Corp) Series 2006B	a	0.39%		10/07/11	8,000,000	8,000,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Virginia 1.1%
Caroline Cnty IDA
Development RB (Meadow Event Park) Series 2007G	a	0.21%		10/07/11	10,850,000	10,850,000

Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	d	0.28%		04/27/12	6,000,000	6,000,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	d	0.28%		04/27/12	9,250,000	9,250,000

Virginia College Building Auth
Educational Facilities RB Series 2006A	b,c	0.17%		10/07/11	4,354,000	4,354,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2001H1	b,c	0.17%		10/07/11	3,330,000	3,330,000

Virginia Small Business Financing Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2010	b,c	0.17%		10/07/11	6,000,000	6,000,000

						39,784,000

Washington 1.1%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A	b,c	0.17%		10/07/11	4,250,000	4,250,000

Seattle
Drainage & Wastewater RB 2008	b,c	0.16%		10/07/11	8,100,000	8,100,000

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2005C	b,c	0.18%		10/07/11	2,920,000	2,920,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes) Series 2009	a	0.32%		10/07/11	14,560,000	14,560,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	b,c	0.16%		10/07/11	7,505,000	7,505,000

RB (Children’s Hospital & Regional Medical Center) Series 2008A	a	0.26%		10/07/11	4,755,000	4,755,000

						42,090,000

West Virginia 0.6%
Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital) Series 2008A	a	0.18%		10/07/11	20,840,000	20,840,000

Wisconsin 0.9%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010	a	0.21%		10/07/11	19,025,000	19,025,000

Wisconsin
Transportation RB Series 2007A	a,b,c	0.15%		10/07/11	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (St. Norbert College) Series 2008	a	0.17%		10/07/11	5,965,000	5,965,000

						33,060,000

Total Variable-Rate Securities
(Cost $2,757,109,578)						2,757,109,578

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $3,865,386,565.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,676,126,000 or 44.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $47,845,000 or 1.3% of net assets.

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47707SEP11

 19

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

34.1%		Fixed-Rate Securities	2,203,315,309	2,203,315,309
66.9%		Variable-Rate Securities	4,321,728,361	4,321,728,361

101.0%		Total Investments	6,525,043,670	6,525,043,670
(1	.0)%	Other Assets and Liabilities, Net		(67,647,721)

100.0%		Net Assets		6,457,395,949

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.1% of net assets

California 34.1%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A	a	0.20%		11/17/11	9,000,000	9,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1	b,c	0.28%		04/25/12	9,880,000	9,880,000

Toll Bridge RB Series 2009F1	b,c	0.23%		01/25/12	29,780,000	29,780,000

Toll Bridge Sub RB Series 2010S2	a,b,c	0.23%		01/25/12	23,250,000	23,250,000

California
GO CP Notes	a	0.40%		10/03/11	50,000,000	50,000,000

GO CP Notes	a	0.40%		10/05/11	63,850,000	63,850,000

GO CP Notes	a	0.30%		10/06/11	65,000,000	65,000,000

GO CP Notes	a	0.45%		10/06/11	78,750,000	78,750,000

GO Refunding Bonds	a,b,c	0.26%		02/02/12	13,300,000	13,300,000

California Education Notes Program
Note Participation Fiscal Year 2011-2012 Series B		2.00%		04/30/12	10,000,000	10,096,892

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.39%		10/06/11	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2006E		0.26%		04/05/12	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2011A,B,C&D	a,b,c	0.20%		10/07/11	35,000,000	35,000,000

California Infrastructure & Economic Development Bank
RB (J. Paul Getty Trust) Series 2003C		3.90%		12/01/11	1,000,000	1,006,062

RB (J. Paul Getty Trust) Series 2004A		4.00%		12/01/11	2,235,000	2,248,204

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	22,150,000	22,394,028

Sr Bonds 2011-2012 Series B		2.00%		06/01/12	14,000,000	14,141,012

California State Univ
CP Series A	a	0.17%		11/09/11	26,601,000	26,601,000

CP Series A	a	0.19%		12/01/11	8,700,000	8,700,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	a,b,c	0.23%		01/12/12	25,180,000	25,180,000

RB (Kaiser Permanente) Series 2004E		0.28%		04/02/12	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2004K		0.35%		03/13/12	24,000,000	24,000,000

RB (Kaiser Permanente) Series 2004K		0.26%		04/05/12	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	15,300,000	15,300,000

RB (Kaiser Permanente) Series 2006D		0.26%		04/05/12	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.40%		10/05/11	13,500,000	13,500,000

RB (Kaiser Permanente) Series 2008B		0.39%		11/03/11	17,000,000	17,000,000

RB (Kaiser Permanente) Series 2008B		0.38%		11/15/11	46,000,000	46,000,000

RB (Kaiser Permanente) Series 2008C		0.38%		01/05/12	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009B6		0.26%		02/16/12	18,000,000	18,000,000

Carlsbad USD
GO Bonds Series 2009B	b,c	0.23%		01/25/12	10,725,000	10,725,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E	a,b,c	0.23%		01/25/12	9,995,000	9,995,000

Contra Costa Water District
Revenue Notes Series A		2.00%		10/01/11	7,350,000	7,350,000

Dublin USD
GO Bonds Series 2004E	a,b,c	0.23%		01/12/12	29,695,000	29,695,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.20%	11/15/11	04/29/12	10,000,000	10,000,000

Wastewater System Refunding RB Series 2011A		0.18%	10/07/11	02/01/12	19,495,000	19,495,000

Water System Extendible CP		0.20%	11/15/11	04/29/12	27,000,000	27,000,000

Water System Extendible CP		0.20%	11/18/11	04/30/12	8,800,000	8,800,000

Water System Extendible CP		0.22%	11/04/11	06/17/12	5,000,000	5,000,000

Escondido USD
GO Bonds Series 2009B	a,b,c	0.40%		02/23/12	22,405,000	22,405,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.25%		11/04/11	30,500,000	30,500,000

Imperial Irrigation District
Electric & Water Revenue CP Warrants Series A	a	0.19%		11/07/11	3,112,000	3,112,000

Electric & Water Revenue CP Warrants Series A	a	0.19%		11/08/11	2,000,000	2,000,000

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	40,000,000	40,805,858

Los Angeles
TRAN 2011		2.50%		02/29/12	21,500,000	21,695,490

TRAN 2011		2.50%		03/30/12	12,500,000	12,635,232

TRAN 2011		2.50%		04/30/12	36,000,000	36,450,887

Los Angeles Cnty
TRAN 2011-2012 Series A		2.50%		02/29/12	20,000,000	20,178,714

TRAN 2011-2012 Series B		2.50%		03/30/12	36,000,000	36,385,143

TRAN 2011-2012 Series C		2.50%		06/29/12	31,775,000	32,269,227

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A	a	0.15%		11/02/11	6,150,000	6,150,000

Lease Revenue CP Notes Series B	a	0.11%		10/04/11	24,300,000	24,300,000

Lease Revenue CP Notes Series C	a	0.14%		10/05/11	10,000,000	10,000,000

Lease Revenue CP Notes Series C	a	0.15%		11/01/11	12,000,000	12,000,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP Series A	a	0.14%		10/05/11	25,622,000	25,622,000

Second Sub Sales Tax Revenue CP Series A	a	0.17%		11/01/11	1,050,000	1,050,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Airports
Airport CP Notes Series A&B	a	0.18%		11/15/11	40,000,000	40,000,000

Los Angeles Dept of Water & Power
Power System Revenue CP Notes	b	0.13%		11/07/11	20,000,000	20,000,000

Water System RB Series 2006A1&2007A2	a,b,c	0.40%		02/23/12	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Notes Series AB&C	b	0.23%		02/09/12	32,000,000	32,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Notes Series A1	a	0.15%		10/06/11	14,503,000	14,503,000

Lease Revenue CP Notes Series A1	a	0.22%		11/16/11	10,566,000	10,566,000

Lease Revenue CP Notes Series A3	a	0.15%		11/02/11	5,000,000	5,000,000

Lease Revenue CP Notes Series A3	a	0.19%		11/02/11	5,000,000	5,000,000

Lease Revenue CP Series A1	a	0.15%		11/02/11	22,958,000	22,958,000

Lease Revenue CP Series A1	a	0.22%		11/16/11	5,000,000	5,000,000

Los Angeles USD
GO Refunding Bonds Series 2007A1	a,b,c	0.26%		03/29/12	24,775,000	24,775,000

Marin Cnty
COP Series 2010	b,c	0.43%		01/05/12	11,175,000	11,175,000

Mt. Diablo USD
GO Bonds Series 2010A	a,b,c	0.43%		12/29/11	15,795,000	15,795,000

Oakland
GO Bonds Series 2009B	a,b,c	0.40%		02/23/12	10,085,000	10,085,000

TRAN 2011-2012		2.00%		03/30/12	8,000,000	8,066,793

TRAN 2011-2012		2.00%		06/29/12	14,830,000	15,007,734

Oxnard Financing Auth
Water RB Series 2006	a,b,c	0.35%		05/12/12	22,540,000	22,540,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B	a,b,c	0.23%		01/12/12	26,495,000	26,495,000

Riverside Cnty
TRAN 2011-2012 Series B		2.00%		06/29/12	33,000,000	33,410,578

Sacramento Cnty
COP Series 2007	a,b,c	0.32%		03/08/12	21,130,000	21,130,000

Sacramento Municipal Utility District
Electric Refunding RB Series 2003S		5.00%		11/15/11	2,000,000	2,010,428

San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A		5.00%		05/01/12	11,005,000	11,286,348

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B	a	0.25%		12/01/11	21,509,000	21,509,000

San Diego Cnty Water Auth
CP Notes Series 4	b	0.16%		11/03/11	20,000,000	20,000,000

CP Notes Series 4	b	0.15%		11/07/11	21,000,000	21,000,000

CP Notes Series 4	b	0.16%		11/08/11	11,800,000	11,800,000

CP Notes Series 5	b	0.16%		11/01/11	12,000,000	12,000,000

CP Notes Series 5	b	0.15%		11/07/11	8,000,000	8,000,000

CP Notes Series 6	b	0.18%		11/08/11	20,000,000	20,000,000

San Diego Community College District
GO Bonds Series 2009	b,c	0.23%		01/25/12	12,450,000	12,450,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A	a,b,c	0.23%		01/25/12	20,110,000	20,110,000

San Francisco
GO Improvement Bonds Series 2009A	b,c	0.23%		01/25/12	38,310,000	38,310,000

San Francisco Airport Commission
Second Series Refunding RB Series 2009A	a,b,c	0.23%		01/12/12	9,995,000	9,995,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007	a,b,c	0.30%		02/23/12	40,900,000	40,900,000

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	a	0.19%		11/03/11	68,000,000	68,000,000

Sales Tax Revenue CP	a	0.19%		11/08/11	5,800,000	5,800,000

San Jose
Airport Sub CP Notes Series A4a&b, B4	a	0.19%		10/06/11	15,769,000	15,769,000

San Mateo Cnty Community College District
GO Bonds Series 2005B	b,c	0.26%		02/02/12	9,865,000	9,865,000

Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2007K	a,b,c	0.32%		03/08/12	47,570,000	47,570,000

Sonoma Cnty
TRAN 2010-2011		2.00%		10/27/11	100,000,000	100,115,643

Southern California Metropolitan Water District
Water Refunding RB Series 2011A1		0.18%	10/07/11	06/01/12	13,000,000	13,000,000

Water Refunding RB Series 2011A3		0.18%	10/07/11	06/01/12	21,435,000	21,435,000

Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1		3.00%		07/01/12	1,610,000	1,642,197

Torrance
TRAN 2011-2012		3.00%		07/12/12	36,000,000	36,748,839

Univ of California
General RB Series 2007J	b,c	0.23%		01/12/12	15,635,000	15,635,000

Medical Center Pooled RB Series 2007C2	b,c	0.35%		11/17/11	20,615,000	20,615,000

Whittier UHSD
GO Bonds Series 2009A	a,b,c	0.26%		03/29/12	10,845,000	10,845,000

William S. Hart UHSD
GO Bonds Series A	a,b,c	0.36%		11/10/11	21,995,000	21,995,000

Total Fixed-Rate Securities
(Cost $2,203,315,309)						2,203,315,309

Variable-Rate Securities 66.9% of net assets

California 62.2%
ABAG Finance Auth
COP (Episcopal Homes Foundation) Series 2000	a	0.09%		10/07/11	4,500,000	4,500,000

M/F Housing RB (Bachenheimer Building) Series 2002A	a	0.17%		10/07/11	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A	a	0.15%		10/07/11	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A	a	0.17%		10/07/11	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A	a	0.17%		10/07/11	12,165,000	12,165,000

M/F Housing RB (Mountain View Apts) Series 1997A	a	0.32%		10/07/11	5,205,000	5,205,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A	a	0.17%		10/07/11	3,790,000	3,790,000

RB (Acacia Creek at Union City) Series 2008A	b	0.20%		10/03/11	6,900,000	6,900,000

RB (Jewish Home of San Francisco) Series 2005	a	0.09%		10/03/11	2,200,000	2,200,000

RB (Pacific Primary) Series 2008	a	0.26%		10/07/11	4,550,000	4,550,000

Refunding RB (Eskaton Properties) Series 2008A	a	0.17%		10/07/11	10,375,000	10,375,000

Refunding RB (Eskaton Properties) Series 2008B	a	0.17%		10/07/11	15,200,000	15,200,000

Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	a,b,c	0.18%		10/07/11	29,389,000	29,389,000

Alameda-Contra Costa School Financing Auth
COP Series N	a	0.16%		10/07/11	7,040,000	7,040,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A	a	0.21%		10/07/11	3,095,000	3,095,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Port Trinidad Apts) Series 1997C	a	0.21%		10/07/11	1,740,000	1,740,000

M/F Housing Refunding RB (Sage Park) Series 1998A	a	0.16%		10/07/11	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2007A	a,b,c	0.17%		10/07/11	15,000,000	15,000,000

Electric System RB Series 2009A	b,c	0.16%		10/07/11	7,500,000	7,500,000

Electric System Second Lien RB Series 2004	a,b,c	0.17%		10/07/11	2,795,000	2,795,000

Sub Lease RB Series 1997C	a,b,c	0.18%		10/07/11	15,321,000	15,321,000

Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds Series 2007A	a,b,c	0.18%		10/07/11	5,260,000	5,260,000

Bakersfield
Wastewater RB Series 2007A	b,c	0.22%		10/07/11	7,975,000	7,975,000

Bay Area Toll Auth
Toll Bridge RB Series 2006C1	a	0.08%		10/07/11	34,000,000	34,000,000

Toll Bridge RB Series 2006F	b,c	0.16%		10/07/11	19,485,000	19,485,000

Toll Bridge RB Series 2006F&2007F	b,c	0.16%		10/07/11	2,830,000	2,830,000

Toll Bridge RB Series 2007F	b,c	0.16%		10/07/11	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1	b,c	0.16%		10/07/11	24,316,583	24,316,583

Toll Bridge RB Series 2008D1	a	0.08%		10/07/11	3,200,000	3,200,000

Toll Bridge RB Series 2008F1	b,c	0.16%		10/07/11	5,000,000	5,000,000

Toll Bridge RB Series 2009F1	b,c	0.16%		10/07/11	1,600,000	1,600,000

Toll Bridge RB Series 2009F1	b,c	0.22%		10/07/11	5,000,000	5,000,000

Toll Bridge RB Series 2009F1	b,c	0.28%		10/07/11	7,705,000	7,705,000

California
GO Bonds	a,b,c	0.17%		10/07/11	23,825,000	23,825,000

GO Bonds	a,b,c	0.15%		10/07/11	36,800,000	36,800,000

GO Bonds Series 2003B2	a	0.14%		10/07/11	37,600,000	37,600,000

GO Bonds Series 2003B3	a	0.14%		10/07/11	8,000,000	8,000,000

GO Bonds Series 2003B4	a	0.13%		10/07/11	5,800,000	5,800,000

GO Bonds Series 2004A3	a	0.10%		10/03/11	1,000,000	1,000,000

GO Bonds Series CB	b,c	0.21%		10/07/11	8,790,000	8,790,000

GO Refunding Bonds Series 2007	a,b,c	0.18%		10/07/11	9,308,000	9,308,000

California Dept of Water Resources
Central Valley Water System RB Series AE	b,c	0.16%		10/07/11	12,605,000	12,605,000

California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998	a	0.36%		10/07/11	7,000,000	7,000,000

IDRB (Calco) Series 1997	a	0.25%		10/07/11	960,000	960,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	b,c	0.16%		10/07/11	9,900,000	9,900,000

RB (Chapman Univ) Series 2000	a	0.10%		10/07/11	12,000,000	12,000,000

RB (Charles Drew Univ of Medicine & Science) Series 2007	a,d	0.35%		10/07/11	18,000,000	18,000,000

RB (Univ of San Diego) Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A	a,b,c	0.18%		10/07/11	8,107,000	8,107,000

RB (Univ of San Francisco) Series 2003	a	0.12%		10/07/11	18,600,000	18,600,000

RB (Univ of Southern California) Series 2007A	b,c	0.16%		10/07/11	4,735,000	4,735,000

RB (Univ of Southern California) Series 2009A	b,c	0.16%		10/07/11	4,555,000	4,555,000

RB (Univ of Southern California) Series 2009B	b,c	0.16%		10/07/11	19,900,000	19,900,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A	a	0.20%		10/07/11	10,000,000	10,000,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Health Facilities Financing Auth
RB (Northern California Presbyterian Homes & Services) Series 2004	a	0.12%		10/07/11	4,885,000	4,885,000

RB (Providence Health & Services) Series 2008C	b,c	0.16%		10/07/11	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B	b,c	0.16%		10/07/11	5,150,000	5,150,000

RB (Providence Health & Services) Series 2009B	b,c,e	0.28%		10/07/11	35,025,000	35,025,000

RB (St. Joseph Health) Series 2009A	b,c	0.16%		10/07/11	11,565,000	11,565,000

RB (Sutter Health) Series 1999A	b,c	0.16%		10/07/11	13,450,000	13,450,000

RB (Sutter Health) Series 2007A	b,c	0.16%		10/07/11	9,695,000	9,695,000

RB (Sutter Health) Series 2007A	b,c	0.17%		10/07/11	4,500,000	4,500,000

RB (Sutter Health) Series 2011B	b,c	0.16%		10/07/11	1,680,000	1,680,000

California HFA
Home Mortgage RB Series 2002J	a	0.15%		10/07/11	13,950,000	13,950,000

Home Mortgage RB Series 2007H	a	0.15%		10/07/11	65,600,000	65,600,000

Home Mortgage RB Series 2008F	a	0.15%		10/07/11	3,100,000	3,100,000

California Infrastructure & Economic Development Bank
First Lien RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A	a,b,c	0.15%		10/03/11	2,405,000	2,405,000

IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005	a	0.18%		10/07/11	5,250,000	5,250,000

IDRB (American-De Rosa Lamp Arts) Series 1999	a	0.21%		10/07/11	4,950,000	4,950,000

IDRB (Fairmont Sign) Series 2000A	a	0.26%		10/07/11	4,045,000	4,045,000

RB (Sanford Consortium) Series 2010A	b,c	0.16%		10/07/11	10,000,000	10,000,000

RB (St. Margaret’s Episcopal School) Series 2008	a	0.40%		10/30/11	12,230,000	12,230,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989		0.04%		10/03/11	3,100,000	3,100,000

Resource Recovery RB (Wadham Energy) Series 1987B	a	0.46%		10/07/11	600,000	600,000

Solid Waste Disposal RB (Ag Resources III) Series 2004	a	0.23%		10/07/11	5,570,000	5,570,000

Solid Waste Disposal RB (Agrifab) Series 2003	a	0.20%		10/07/11	5,800,000	5,800,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A	a	0.35%		10/07/11	3,330,000	3,330,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A	a	0.20%		10/07/11	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A	a	0.20%		10/07/11	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A	a	0.20%		10/07/11	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A	a	0.20%		10/07/11	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A	a	0.20%		10/07/11	4,250,000	4,250,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A	a	0.23%		10/07/11	6,700,000	6,700,000

Solid Waste Disposal RB (BLT Enterprises of Sacramento) Series 1999A	a	0.20%		10/07/11	5,170,000	5,170,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A	a	0.18%		10/07/11	15,525,000	15,525,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2004	a	0.18%		10/07/11	1,920,000	1,920,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A	a	0.18%		10/07/11	13,445,000	13,445,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A	a	0.18%		10/07/11	8,380,000	8,380,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 1997B	a	0.18%		10/07/11	1,000,000	1,000,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A	a	0.18%		10/07/11	4,705,000	4,705,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A	a	0.18%		10/07/11	6,260,000	6,260,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A	a	0.20%		10/07/11	5,680,000	5,680,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (California Waste Solutions) Series 2004A	a	0.20%		10/07/11	1,540,000	1,540,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A	a	0.20%		10/07/11	21,435,000	21,435,000

Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station) Series 2003A	a	0.20%		10/07/11	1,840,000	1,840,000

Solid Waste Disposal RB (CR&R) Series 2006A	a	0.35%		10/07/11	7,840,000	7,840,000

Solid Waste Disposal RB (CR&R) Series 2007A	a	0.35%		10/07/11	23,445,000	23,445,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A	a	0.19%		10/07/11	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B	a	0.23%		10/07/11	2,245,000	2,245,000

Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment) Series 1998A	a	0.18%		10/07/11	6,615,000	6,615,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A	a	0.20%		10/07/11	7,770,000	7,770,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A	a	0.20%		10/07/11	14,860,000	14,860,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A	a	0.19%		10/07/11	8,450,000	8,450,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B	a	0.19%		10/07/11	4,655,000	4,655,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 1997A	a	0.17%		10/07/11	160,000	160,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A	a	0.17%		10/07/11	2,580,000	2,580,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A	a	0.17%		10/07/11	370,000	370,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a	0.23%		10/07/11	2,475,000	2,475,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a	0.23%		10/07/11	8,810,000	8,810,000

Solid Waste Disposal RB (Madera Disposal Systems) Series 1998A	a	0.17%		10/07/11	1,800,000	1,800,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A	a	0.23%		10/07/11	2,615,000	2,615,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A	a	0.23%		10/07/11	2,945,000	2,945,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A	a	0.20%		10/07/11	1,125,000	1,125,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A	a	0.19%		10/07/11	3,140,000	3,140,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A	a	0.23%		10/07/11	955,000	955,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a	0.23%		10/07/11	2,655,000	2,655,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A	a	0.23%		10/07/11	2,540,000	2,540,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A	a	0.20%		10/07/11	5,010,000	5,010,000

Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A	a	0.20%		10/07/11	2,700,000	2,700,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A	a	0.23%		10/07/11	8,910,000	8,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A	a	0.20%		10/07/11	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a	0.23%		10/07/11	18,010,000	18,010,000

Solid Waste Disposal RB (Sanco Services) Series 2002A	a	0.18%		10/07/11	4,665,000	4,665,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a	0.23%		10/07/11	950,000	950,000

Solid Waste Disposal RB (Solag Disposal) Series 1997A	a	0.35%		10/07/11	1,135,000	1,135,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B	a	0.19%		10/07/11	3,140,000	3,140,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A	a	0.23%		10/07/11	4,610,000	4,610,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A	a	0.18%		10/07/11	2,350,000	2,350,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A	a	0.23%		10/07/11	1,760,000	1,760,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Valley Vista Services) Series 2003A	a	0.23%		10/07/11	1,615,000	1,615,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A	a	0.23%		10/07/11	2,605,000	2,605,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004	a	0.20%		10/07/11	2,500,000	2,500,000

Solid Waste Disposal RB (West Valley MRF) Series 1997A	a	0.23%		10/07/11	415,000	415,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C	a	0.23%		10/07/11	1,875,000	1,875,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A	a	0.23%		10/07/11	2,500,000	2,500,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A	a	0.19%		10/07/11	3,335,000	3,335,000

California Public Works Board
Lease RB (Univ of California) Series 2009E	b,c	0.16%		10/07/11	4,495,000	4,495,000

Lease Refunding RB (Univ of California) Series 2007A	b,c	0.16%		10/07/11	32,980,000	32,980,000

Lease Refunding RB (Univ of California) Series 2007A	b,c	0.16%		10/07/11	8,805,000	8,805,000

California State Univ
Systemwide RB Series 2007A	a,b,c	0.16%		10/07/11	9,210,000	9,210,000

Systemwide RB Series 2008A	a,b,c	0.17%		10/07/11	5,685,000	5,685,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C	a	0.19%		10/07/11	1,260,000	1,260,000

M/F Housing RB (Campus Pointe Apts) Series 2008J	a	0.18%		10/07/11	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L	a	0.15%		10/07/11	11,400,000	11,400,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH	a	0.18%		10/07/11	9,095,000	9,095,000

M/F Housing RB (Cypress Villa Apts) Series 2000F	a	0.21%		10/07/11	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO	a	0.17%		10/07/11	15,090,000	15,090,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G	a	0.21%		10/07/11	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E	a	0.18%		10/07/11	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP	a	0.17%		10/07/11	3,000,000	3,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H	a	0.17%		10/07/11	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY	a	0.19%		10/07/11	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ	a	0.21%		10/07/11	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H	a	0.18%		10/07/11	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D	a	0.19%		10/07/11	7,750,000	7,750,000

M/F Housing RB (Oak Center Towers) Series 2005L	a	0.17%		10/07/11	3,720,000	3,720,000

M/F Housing RB (Oakmont of Concord) Series 2002Q	a	0.18%		10/07/11	10,000,000	10,000,000

M/F Housing RB (Plaza Club Apts) Series 1997A	a	0.15%		10/07/11	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE	a	0.21%		10/07/11	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC	a	0.21%		10/07/11	9,100,000	9,100,000

M/F Housing RB (Sharps & Flats Apts) Series 2002X	a	0.18%		10/07/11	14,000,000	14,000,000

M/F Housing RB (Westgate Pasadena Apts) Series 2007G	a	0.22%		10/07/11	12,055,000	12,055,000

M/F Housing RB (Woodsong Apts) Series 1997B	a	0.18%		10/07/11	2,827,000	2,827,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B	a	0.15%		10/07/11	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D	a	0.21%		10/07/11	6,070,000	6,070,000

M/F Housing Refunding RB (Irvine Apt Communities) Series 2008C2&C3	a,b,c	0.26%		10/07/11	40,000,000	40,000,000

RB (Elder Care Alliance) Series 2000	a	0.16%		10/07/11	12,560,000	12,560,000

RB (Kaiser Permanente) Series 2006B	a,b,c	0.17%		10/07/11	4,950,000	4,950,000

RB (St. Joseph Health) Series 2007D&E	b,c	0.16%		10/07/11	64,190,000	64,190,000

RB (Sutter Health) Series 2002B	b,c	0.16%		10/07/11	2,200,000	2,200,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Univ of San Diego) Series 2005	a	0.14%		10/07/11	16,415,000	16,415,000

Chula Vista
Refunding RB (SDG&E) Series 2006A	d	0.15%		10/07/11	40,200,000	40,200,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.15%		10/07/11	19,450,000	19,450,000

GO Bonds Series 2006B	b,c	0.16%		10/07/11	12,095,000	12,095,000

GO Bonds Series 2006B	b,c	0.18%		10/07/11	13,880,000	13,880,000

GO Bonds Series 2006C	b,c	0.15%		10/07/11	665,000	665,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B	a	0.15%		10/07/11	11,700,000	11,700,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A	a	0.27%		10/07/11	2,480,000	2,480,000

Desert Community College District
GO Bonds Series 2007C	b,c	0.16%		10/07/11	11,000,000	11,000,000

Diamond Bar Public Financing Auth
Lease RB Series 2002A	a	0.18%		10/07/11	8,510,000	8,510,000

Dry Creek/Grant Jt Union SDs
GO Bonds Series 2008	a,b,c	0.18%		10/07/11	6,965,000	6,965,000

East Bay Municipal Utility District
Water System Sub Refunding RB Series 2009A1		0.19%	10/07/11	12/01/11	49,210,000	49,210,000

Water System Sub Refunding RB Series 2009A2		0.19%	10/07/11	03/01/12	50,190,000	50,190,000

Water System Sub Refunding RB Series 2010A	b,c	0.16%		10/07/11	9,760,000	9,760,000

East Side UHSD
GO Bonds Series B	a,b,c	0.16%		10/07/11	15,000,000	15,000,000

Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008A	b	0.10%		10/07/11	18,795,000	18,795,000

Water & Sewer Revenue COP Series 2008H	b,c	0.16%		10/07/11	11,370,000	11,370,000

El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998	a	0.15%		10/07/11	4,400,000	4,400,000

El Camino Community College District
GO Bonds Series 2006B	b,c	0.22%		10/07/11	9,485,000	9,485,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A	a	0.15%		10/07/11	5,250,000	5,250,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A	a	0.15%		10/07/11	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A	a	0.17%		10/07/11	6,900,000	6,900,000

Fontana USD
GO Bonds Series B	a,b,c	0.26%		10/07/11	3,330,000	3,330,000

Foothill-DeAnza Community College District
GO Bonds Series 2006C	b,c	0.16%		10/07/11	4,780,000	4,780,000

GO Bonds Series A	b,c	0.18%		10/07/11	8,725,000	8,725,000

GO Bonds Series B	b,c	0.18%		10/07/11	13,675,000	13,675,000

GO Bonds Series C	b,c	0.16%		10/07/11	18,545,000	18,545,000

GO Bonds Series C	b,c	0.17%		10/07/11	2,500,000	2,500,000

Fremont USD
GO Bonds Series B	b,c	0.26%		10/07/11	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A	b,c	0.17%		10/07/11	10,000,000	10,000,000

Fresno IDA
IDRB (Keiser Corp) Series 1997	a	0.21%		10/07/11	750,000	750,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	a,b,c	0.16%		10/07/11	25,710,000	25,710,000

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	a,b,c	0.18%		10/07/11	22,570,000	22,570,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Grossmont UHSD
GO Bonds Series 2006	b,c	0.18%		10/07/11	5,264,000	5,264,000

GO Bonds Series 2008	b,c	0.16%		10/07/11	3,275,000	3,275,000

GO Bonds Series 2008	b,c	0.17%		10/07/11	1,805,000	1,805,000

GO Bonds Series 2009A	b,c	0.16%		10/07/11	7,525,000	7,525,000

GO Bonds Series 2010B	b,c	0.16%		10/07/11	4,000,000	4,000,000

GO Bonds Series 2010B	b,c	0.17%		10/07/11	6,300,000	6,300,000

Hayward
M/F Housing RB (Timbers Apts) Series 1998A	a	0.15%		10/07/11	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A	a	0.15%		10/07/11	9,500,000	9,500,000

Imperial Irrigation District
Electric System Refunding RB Series 2011B	a,b,c,d	0.16%		10/07/11	11,725,000	11,725,000

Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series A	a	0.20%		10/03/11	1,300,000	1,300,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.20%	10/07/11	04/02/12	14,000,000	14,000,000

Refunding Bonds Series 2011A2		0.20%	10/07/11	04/02/12	13,000,000	13,000,000

Loma Linda
Hospital RB (Loma Linda Univ Medical Center) Series 2008B	a	0.18%		10/07/11	4,000,000	4,000,000

Long Beach Community College District
GO Bonds Series 2007D	a,b,c,d	0.16%		10/07/11	14,000,000	14,000,000

Los Angeles
Wastewater System Refunding RB Series 2003A	b,c,e	0.16%		10/07/11	34,620,000	34,620,000

Wastewater System Refunding RB Series 2005A	b,c	0.16%		10/07/11	5,715,000	5,715,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C	a	0.18%		10/07/11	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B	a	0.17%		10/07/11	14,200,000	14,200,000

M/F Housing Refunding RB (Malibu Meadows) Series 1998B	a	0.18%		10/07/11	14,550,000	14,550,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C	a	0.17%		10/07/11	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A1	b	0.16%		10/07/11	2,160,000	2,160,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&2008A4	a,b,c	0.20%	10/07/11	12/01/11	18,000,000	18,000,000

Second Sr Sales Tax RB Series 2004A	b,c	0.16%		10/07/11	12,165,000	12,165,000

Second Sr Sales Tax Refunding RB Series 2009C1	a	0.10%		10/07/11	6,400,000	6,400,000

Los Angeles Community College District
GO Bonds Series 2006E	b,c	0.16%		10/07/11	4,785,000	4,785,000

GO Bonds Series 2007A	b,c	0.16%		10/07/11	33,060,000	33,060,000

GO Bonds Series 2007A	b,c	0.17%		10/07/11	5,225,000	5,225,000

GO Bonds Series 2008E1	b,c	0.16%		10/07/11	11,250,000	11,250,000

GO Bonds Series 2008F1	b,c	0.16%		10/07/11	18,015,000	18,015,000

GO Bonds Series 2009A	b,c	0.16%		10/07/11	7,040,000	7,040,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A	a	0.15%		10/07/11	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A	b,c	0.18%		10/07/11	17,875,000	17,875,000

Airport Sr RB Series 2008A	b,c	0.20%		10/07/11	13,475,000	13,475,000

Airport Sr RB Series 2008A	b,c	0.22%		10/07/11	19,295,000	19,295,000

Airport Sr RB Series 2010A	b,c	0.16%		10/07/11	17,715,000	17,715,000

Airport Sr RB Series 2010A	b,c	0.22%		10/07/11	3,330,000	3,330,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Airport Sr RB Series 2010A	b,c	0.28%		10/07/11	14,685,000	14,685,000

Airport Sr RB Series 2010D	b,c	0.16%		10/07/11	4,665,000	4,665,000

Airport Sub RB Series 2010B	b,c	0.16%		10/07/11	3,830,000	3,830,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1	b,c	0.16%		10/07/11	5,000,000	5,000,000

Power System RB Series 2005A2	b,c	0.16%		10/07/11	15,930,000	15,930,000

Power System RB Series 2007A1	b,c	0.16%		10/07/11	10,255,000	10,255,000

Water System RB Series 2003A	b,c	0.16%		10/07/11	7,000,000	7,000,000

Water System RB Series 2006A2	b,c	0.22%		10/07/11	5,450,000	5,450,000

Los Angeles Harbor Dept
RB Series 2006D	b,c	0.18%		10/07/11	7,390,000	7,390,000

Refunding RB Series 2006B	b,c	0.21%		10/07/11	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008	a	0.27%		10/07/11	1,700,000	1,700,000

RB (AAA Packing & Shipping) Series 2000	a	0.18%		10/07/11	3,000,000	3,000,000

RB (Green Farms) Series 2003	a	0.21%		10/07/11	2,470,000	2,470,000

Los Angeles USD
GO Bonds Series 2005E	b,c	0.16%		10/07/11	6,735,000	6,735,000

GO Bonds Series 2007B & Refunding Series 2007B	b,c	0.19%		10/07/11	7,290,000	7,290,000

GO Bonds Series 2007C	b,c	0.17%		10/07/11	8,250,000	8,250,000

GO Bonds Series 2007H	b,c	0.16%		10/07/11	9,995,000	9,995,000

GO Bonds Series 2009D&2009F	b,c	0.16%		10/07/11	6,230,000	6,230,000

GO Bonds Series 2009D&2009I	b,c	0.16%		10/07/11	13,005,000	13,005,000

GO Bonds Series 2009F	b,c	0.17%		10/07/11	6,265,000	6,265,000

GO Bonds Series 2009I	b,c	0.16%		10/07/11	3,500,000	3,500,000

GO Refunding Bonds Series 2007A2	b,c	0.14%		10/07/11	3,000,000	3,000,000

Refunding COP Series 2008A	a	0.17%		10/07/11	2,210,000	2,210,000

Madera/West Contra Costa/Santa Ana USDs & Tulare Jt/San Mateo UHSD
GO Bonds Series 2005	a,b,c	0.18%		10/07/11	15,825,000	15,825,000

Napa Valley Community College District
GO Bonds Series B	a,b,c	0.18%		10/07/11	6,010,000	6,010,000

Newport-Mesa USD
GO Bonds Series 2011	b,c	0.16%		10/07/11	5,915,000	5,915,000

Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a	0.15%		10/07/11	1,545,000	1,545,000

Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A	a	0.15%		10/07/11	12,470,000	12,470,000

Ohlone Community College District
GO Bonds Series B	b,c	0.16%		10/07/11	12,255,000	12,255,000

Orange Cnty
Airport RB Series 2009B	b,c	0.17%		10/07/11	6,520,000	6,520,000

COP (Florence Crittenton Services) Series 1990	a	0.13%		10/07/11	4,300,000	4,300,000

Orange Cnty Housing Auth
Apt Development RB (Lantern Pines) Series 1985CC	a	0.16%		10/07/11	1,400,000	1,400,000

Apt Development Refunding RB (Villa La Paz) Series 1998F	a	0.13%		10/07/11	9,900,000	9,900,000

Orange Cnty Sanitation District
COP Series 2003	b,c	0.17%		10/07/11	5,250,000	5,250,000

COP Series 2007B	b,c	0.16%		10/07/11	9,225,000	9,225,000

Refunding COP Series 2000B	b	0.12%		10/03/11	1,000,000	1,000,000

Oxnard Financing Auth
Lease RB Series 2003B	a	0.20%		10/07/11	5,945,000	5,945,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lease RB Series 2006	a	0.20%		10/07/11	11,000,000	11,000,000

Wastewater RB Series 2004B	a	0.20%		10/07/11	10,715,000	10,715,000

Palm Springs USD
GO Bonds Series A	a,b,c	0.16%		10/07/11	10,410,000	10,410,000

Palomar Community College District
GO Bonds Series 2006B	a,b,c	0.16%		10/07/11	10,675,000	10,675,000

Palomar Pomerado Health
GO Bonds Series 2007A	a,b,c	0.18%		10/07/11	22,970,000	22,970,000

Pasadena
Refunding COP Series 2008A	a	0.17%		10/07/11	8,010,000	8,010,000

Peralta Community College District
GO Bonds Series 2009C	a,b,c,d	0.16%		10/07/11	6,150,000	6,150,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A	a	0.20%		10/07/11	2,850,000	2,850,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A	a	0.32%		10/07/11	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008	a	0.31%		10/07/11	6,265,000	6,265,000

Pittsburg RDA
Sub Tax Allocation Bonds (Los Medanos) Series 2004A	a	0.17%		10/03/11	2,400,000	2,400,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A	a	0.16%		10/07/11	2,000,000	2,000,000

Pomona PFA
Water Facilities RB Series 2007AY	a,b,c	0.19%		10/07/11	8,985,000	8,985,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A	a	0.15%		10/07/11	10,890,000	10,890,000

Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C	a	0.15%		10/07/11	9,000,000	9,000,000

Riverside Cnty Transportation Commission
Sales Limited Tax RB Series 2009B	b	0.15%		10/07/11	1,000,000	1,000,000

Sales Limited Tax RB Series 2009C	b	0.14%		10/07/11	14,125,000	14,125,000

Riverside Community College District
GO Bonds Series 2007C	b,c	0.25%		10/07/11	5,940,000	5,940,000

Roseville Jt UHSD
GO Bonds Series C	b,c	0.18%		10/07/11	1,700,000	1,700,000

Sacramento Cnty
Airport System Sr RB Series 2008B & Sub & Passenger Facility Charge Refunding RB Series 2008E	a,b,c	0.18%		10/07/11	53,235,000	53,235,000

M/F Housing RB (Ashford Heights Apts) Series 2006H	a	0.18%		10/07/11	7,255,000	7,255,000

Special Facilities Airport RB (Cessna Aircraft) Series 1998	a	0.26%		10/07/11	8,800,000	8,800,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E	a	0.16%		10/07/11	6,000,000	6,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G	a	0.16%		10/07/11	5,300,000	5,300,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C	a	0.16%		10/07/11	8,000,000	8,000,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006	b,c	0.16%		10/07/11	4,750,000	4,750,000

Refunding RB Series 2007B	b,c	0.38%		10/07/11	62,700,000	62,700,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G	a	0.21%		10/07/11	17,200,000	17,200,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E	a	0.16%		10/07/11	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I	a	0.16%		10/07/11	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I	a	0.16%		10/07/11	5,150,000	5,150,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Transportation Auth
Sales Limited Tax RB Series 2009C	b	0.16%		10/07/11	60,700,000	60,700,000

San Bernardino Cnty
M/F Housing Refunding RB (Rialto Heritage Park Apts) Series 1993A	a	0.20%		10/07/11	4,330,000	4,330,000

San Bernardino Community College District
GO Bonds Series C	b,c	0.16%		10/07/11	13,660,000	13,660,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003	a	0.19%		10/07/11	7,935,000	7,935,000

San Diego Cnty Regional Airport Auth
Airport Refunding RB Series 2005	a,b,c	0.18%		10/07/11	1,175,000	1,175,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A	b,c	0.16%		10/07/11	8,710,000	8,710,000

Water Revenue COP Series 2008A	b,c	0.16%		10/07/11	38,880,000	38,880,000

San Diego Community College District
GO Bonds Series 2005	b,c	0.16%		10/07/11	3,330,000	3,330,000

GO Bonds Series 2005	b,c	0.17%		10/07/11	3,100,000	3,100,000

GO Bonds Series 2007	b,c	0.16%		10/07/11	4,000,000	4,000,000

GO Bonds Series 2009	b,c	0.16%		10/07/11	18,000,000	18,000,000

GO Bonds Series 2011	b,c,d	0.16%		10/07/11	8,210,000	8,210,000

San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B	a	0.15%		10/07/11	6,000,000	6,000,000

San Diego USD
GO Refunding Election 1998, Series G1 & C2	b,c	0.16%		10/07/11	9,910,000	9,910,000

San Francisco
M/F Housing RB (Carter Terrace Apts) Series 2002B	a	0.25%		10/07/11	4,435,000	4,435,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A2	a	0.17%		10/07/11	3,750,000	3,750,000

San Francisco Airport Commission
Refunding RB Second Series 2011C	a,b,c	0.21%		10/07/11	13,085,000	13,085,000

Second Series Refunding RB Series 2010A1	a	0.16%		10/07/11	2,000,000	2,000,000

Second Series Refunding RB Series 34E	a,b,c	0.18%		10/07/11	5,095,000	5,095,000

Second Series Refunding RB Series 37C	a	0.13%		10/07/11	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A	b,c	0.16%		10/07/11	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A	b,c	0.16%		10/07/11	6,125,000	6,125,000

San Jose
Airport RB Series 2007A	a,b,c	0.18%		10/07/11	52,135,000	52,135,000

GO Bonds Series 2008	b,c	0.25%		10/07/11	5,440,000	5,440,000

M/F Housing RB (Pollard Plaza Apts) Series 2002D	a	0.18%		10/07/11	6,995,000	6,995,000

M/F Housing RB (Villa Monterey Apts) Series 2002F	a	0.18%		10/07/11	2,000,000	2,000,000

San Jose Financing Auth
Lease RB (Civic Center) Series 2002B	a,b,c	0.16%		10/07/11	24,010,000	24,010,000

Lease Refunding RB (Civic Center Garage) Series 2008B2	a	0.11%		10/07/11	16,780,000	16,780,000

San Luis Obispo Cnty Financing Auth
RB (Nacimiento Water) Series 2007A	a,b,c	0.16%		10/07/11	23,570,000	23,570,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A	a	0.21%		10/07/11	13,390,000	13,390,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A	a,b,c	0.15%		10/07/11	15,455,000	15,455,000

GO Bonds Series 2006B	b,c	0.16%		10/07/11	1,600,000	1,600,000

GO Bonds Series 2006B	b,c	0.18%		10/07/11	39,550,000	39,550,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2006B	b,c	0.18%		10/07/11	20,615,000	20,615,000

San Mateo UHSD
GO Bonds Series 2011A	b,c	0.17%		10/07/11	5,000,000	5,000,000

Santa Clara Cnty
GO Bonds Series 2009A	b,c,e	0.28%		10/07/11	55,260,000	55,260,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C	a	0.24%		10/07/11	9,420,000	9,420,000

Santa Clara Valley Transportation Auth
Refunding Tax RB Series 2008C	b	0.12%		10/07/11	10,265,000	10,265,000

Sales Tax Refunding RB Series 2007A	b,c	0.16%		10/07/11	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008B	b	0.10%		10/07/11	3,000,000	3,000,000

Sausalito CA
M/F Housing RB (Rotary Village Sr Housing ) Series 2003	a	0.31%		10/07/11	2,140,000	2,140,000

Sequoia UHSD
GO Bonds Series 2005B	b,c	0.16%		10/07/11	7,360,000	7,360,000

Simi Valley USD
GO Bonds Series 2007C	a,b,c	0.21%		10/07/11	8,460,000	8,460,000

Southern California Metropolitan Water District
Water RB Series 1997B	b	0.16%		10/07/11	10,000,000	10,000,000

Water RB Series 2003B1	b,c	0.16%		10/07/11	4,000,000	4,000,000

Water RB Series 2005C	b,c	0.16%		10/07/11	12,235,000	12,235,000

Water RB Series 2006A	b,c	0.16%		10/07/11	5,590,000	5,590,000

Water RB Series 2006A	b,c	0.22%		10/07/11	13,050,000	13,050,000

Water RB Series 2008A	b,c	0.16%		10/07/11	5,000,000	5,000,000

Water Refunding RB Series 2009A1	e	0.16%	10/07/11	01/06/12	54,000,000	53,999,503

Water Refunding RB Series 2009A2		0.16%	10/07/11	07/09/12	53,000,000	53,000,000

Sweetwater UHSD
GO Bonds Series 2008A	a,b,c	0.17%		10/07/11	3,000,000	3,000,000

Univ of California
General RB Series 2005C	b,c	0.25%		10/07/11	7,500,000	7,500,000

General RB Series 2005F	b,c	0.17%		10/07/11	1,555,000	1,555,000

General RB Series 2005G	b,c	0.16%		10/07/11	32,315,000	32,315,000

General RB Series 2007J	b,c	0.16%		10/07/11	9,550,000	9,550,000

General RB Series 2008L	b,c	0.22%		10/07/11	6,660,000	6,660,000

General RB Series 2009O	b,c	0.16%		10/07/11	13,435,275	13,435,275

Limited Project RB Series 2005B	b,c	0.16%		10/07/11	16,540,000	16,540,000

Limited Project RB Series 2007D	b,c,e	0.16%		10/07/11	40,095,000	40,095,000

Upland USD
GO Bonds Series A	a,b,c	0.18%		10/07/11	9,733,000	9,733,000

Various California Community College & SD
GO Bonds	a,b,c	0.18%		10/07/11	76,540,000	76,540,000

West Contra Costa USD
GO Bonds Series C	a,b,c	0.18%		10/07/11	2,390,000	2,390,000

West Hills Community College District
COP (2008 Refunding)	a	0.18%		10/07/11	39,575,000	39,575,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A	a	0.32%		10/07/11	6,350,000	6,350,000

Sub Tax Allocation Bonds (Police Facility) Series 2009	a,b,c	0.16%		10/07/11	16,875,000	16,875,000

William S. Hart UHSD
GO Bonds Series B	a,b,c	0.19%		10/07/11	6,320,000	6,320,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Yosemite Community College District
GO Bonds Series 2008C	b,c	0.28%		10/07/11	8,000,000	8,000,000

						4,014,418,361

Other Investments 4.7%
BlackRock MuniYield California Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.28%		10/07/11	35,000,000	35,000,000

BlackRock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.28%		10/07/11	39,000,000	39,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	18,000,000	18,000,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	26,000,000	26,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	26,000,000	26,000,000

Nuveen Insured California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.32%		10/07/11	25,300,000	25,300,000

Nuveen Insured California Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.28%		10/07/11	20,000,000	20,000,000

Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,c	0.27%		10/07/11	17,700,000	17,700,000

						306,800,000

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.18%		10/07/11	510,000	510,000

Total Variable-Rate Securities
(Cost $4,321,728,361)						4,321,728,361

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $6,525,043,670.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,088,058,858 or 47.8% of net assets.
d	Delayed-delivery security.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47704SEP11

16

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

29.3%		Fixed-Rate Securities	54,199,113	54,199,113
73.3%		Variable-Rate Securities	135,255,000	135,255,000

102.6%		Total Investments	189,454,113	189,454,113
(2	.6)%	Other Assets and Liabilities, Net		(4,827,541)

100.0%		Net Assets		184,626,572

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.3% of net assets

California 29.3%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A	a	0.20%		11/17/11	1,000,000	1,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F		3.75%		04/01/12	1,000,000	1,017,179

Toll Bridge Sub RB Series 2010S2	a,b,c	0.23%		01/25/12	2,000,000	2,000,000

California
GO CP Notes	a	0.45%		10/06/11	2,900,000	2,900,000

California Infrastructure & Economic Development Bank
RB (J. Paul Getty Trust) Series 2003A		3.90%		12/01/11	1,050,000	1,056,064

RB (J. Paul Getty Trust) Series 2004A		4.00%		12/01/11	250,000	251,302

Refunding RB (J. Paul Getty Trust) Series 2007A3		2.25%		04/02/12	125,000	126,155

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	1,000,000	1,010,944

Sr Bonds 2011-2012 Series B		2.00%		06/01/12	2,000,000	2,020,145

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	1,365,000	1,395,019

RB (Kaiser Permanente) Series 2008B		0.38%		11/15/11	1,500,000	1,500,000

Contra Costa Water District
Revenue Notes Series A		2.00%		10/01/11	750,000	750,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.20%	11/15/11	04/29/12	3,000,000	3,000,000

Wastewater System Extendible CP		0.20%	11/18/11	04/30/12	2,000,000	2,000,000

Water System Extendible CP		0.20%	11/15/11	04/29/12	1,000,000	1,000,000

Imperial Irrigation District
Electric & Water Revenue CP Warrants Series A	a	0.19%		11/08/11	3,333,000	3,333,000

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	1,800,000	1,836,264

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles
TRAN 2011		2.50%		04/30/12	150,000	151,657

Los Angeles Cnty
TRAN 2011-2012 Series B		2.50%		03/30/12	3,100,000	3,134,230

TRAN 2011-2012 Series C		2.50%		06/29/12	1,700,000	1,726,690

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series B	a	0.11%		10/04/11	2,000,000	2,000,000

Lease Revenue CP Notes Series C	a	0.15%		11/01/11	2,000,000	2,000,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP Series A	a	0.11%		10/03/11	1,557,000	1,557,000

Second Sub Sales Tax Revenue CP Series A	a	0.17%		11/01/11	1,700,000	1,700,000

Oxnard Financing Auth
Water RB Series 2006	a,b,c	0.35%		05/12/12	1,000,000	1,000,000

Sacramento Municipal Utility District
Electric Refunding RB Series 2003S		5.00%		11/15/11	1,000,000	1,005,214

San Francisco
GO Improvement Bonds Series 2009A	b,c	0.23%		01/25/12	530,000	530,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2006A		5.00%		07/01/12	1,220,000	1,262,913

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	a	0.19%		11/08/11	1,200,000	1,200,000

Torrance
TRAN 2011-2012		3.00%		07/12/12	2,000,000	2,041,602

Univ of California
General RB Series 2003A		5.00%		05/15/12	1,000,000	1,028,735

General RB Series 2007J	b,c	0.23%		01/12/12	3,665,000	3,665,000

William S. Hart UHSD
GO Bonds Series A	a,b,c	0.36%		11/10/11	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $54,199,113)						54,199,113

Variable-Rate Securities 73.3% of net assets

California 71.5%
ABAG Finance Auth
COP (Episcopal Homes Foundation) Series 2000	a	0.09%		10/07/11	1,900,000	1,900,000

RB (899 Charleston) Series 2007	a	0.20%		10/03/11	1,350,000	1,350,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010	a	0.19%		10/07/11	2,665,000	2,665,000

Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	a,b,c	0.18%		10/07/11	1,083,000	1,083,000

Anaheim Public Financing Auth
Electric System RB Series 2007A	a,b,c,e	0.17%		10/07/11	4,030,000	4,030,000

Electric System Second Lien RB Series 2004	a,b,c	0.17%		10/07/11	2,700,000	2,700,000

Sub Lease RB Series 1997C	a,b,c	0.18%		10/07/11	417,000	417,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1	b,c	0.16%		10/07/11	500,000	500,000

Toll Bridge RB Series 2009F1	b,c	0.28%		10/07/11	1,305,000	1,305,000

California Dept of Water Resources
Central Valley Water System RB Series AH	b,c	0.17%		10/07/11	985,000	985,000

California Educational Facilities Auth
RB (Charles Drew Univ of Medicine & Science) Series 2007	a,d	0.35%		10/07/11	1,150,000	1,150,000

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Univ of San Diego) Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A	a,b,c	0.18%		10/07/11	340,000	340,000

RB (Univ of Southern California) Series 2009A	b,c	0.22%		10/07/11	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2011B	b,c	0.16%		10/07/11	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008	a	0.25%		10/07/11	3,430,000	3,430,000

RB (Casa Loma College) Series 2009	a	0.28%		10/07/11	1,960,000	1,960,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a	0.19%		10/07/11	2,335,000	2,335,000

California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apt Communities) Series 2008C2&C3	a,b,c	0.26%		10/07/11	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2003B		0.12%		10/07/11	4,200,000	4,200,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A	a	0.10%		10/07/11	750,000	750,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008B	a	0.10%		10/07/11	1,700,000	1,700,000

Chaffey Community College District
GO Bonds Series 2005B	b,c,e	0.25%		10/07/11	6,600,000	6,600,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.18%		10/07/11	1,225,000	1,225,000

Diamond Bar Public Financing Auth
Lease RB Series 2002A	a	0.18%		10/07/11	3,375,000	3,375,000

Dry Creek/Grant Jt Union SDs
GO Bonds Series 2008	a,b,c	0.18%		10/07/11	191,000	191,000

East Bay Municipal Utility District
Water System Sub Refunding RB Series 2009A1		0.19%	10/07/11	12/01/11	3,935,000	3,935,000

Water System Sub Refunding RB Series 2009A2		0.19%	10/07/11	03/01/12	2,955,000	2,955,000

Water System Sub Refunding RB Series 2010A	b,c	0.16%		10/07/11	240,000	240,000

Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008A	b	0.10%		10/07/11	3,900,000	3,900,000

Foothill-DeAnza Community College District
GO Bonds Series A	b,c	0.18%		10/07/11	242,000	242,000

GO Bonds Series B	b,c	0.18%		10/07/11	355,000	355,000

GO Bonds Series C	b,c	0.16%		10/07/11	585,000	585,000

Grossmont UHSD
GO Bonds Series 2006	b,c	0.18%		10/07/11	150,000	150,000

GO Bonds Series 2008	b,c	0.17%		10/07/11	1,000,000	1,000,000

Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	a	0.20%		10/03/11	700,000	700,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.20%	10/07/11	04/02/12	1,000,000	1,000,000

Refunding Bonds Series 2011A2		0.20%	10/07/11	04/02/12	870,000	870,000

Los Angeles
Wastewater System Refunding RB Series 2003A	b,c	0.16%		10/07/11	1,000,000	1,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A1	b	0.16%		10/07/11	2,000,000	2,000,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&2008A4	a,b,c	0.20%	10/07/11	12/01/11	2,000,000	2,000,000

Second Sr Sales Tax Refunding RB Series 2009C1	a	0.10%		10/07/11	1,000,000	1,000,000

Los Angeles Community College District
GO Bonds Series 2007A	b,c	0.16%		10/07/11	3,000,000	3,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A	b,c	0.28%		10/07/11	2,160,000	2,160,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	b	0.20%		10/07/11	1,900,000	1,900,000

Power System RB Series 2005A2	b,c	0.16%		10/07/11	100,000	100,000

Power System RB Series 2007A1	b,c	0.18%		10/07/11	6,000,000	6,000,000

Los Angeles USD
GO Bonds Series 2009D&2009I	b,c,e	0.16%		10/07/11	400,000	400,000

GO Bonds Series 2009F	b,c	0.17%		10/07/11	300,000	300,000

Madera/West Contra Costa/Santa Ana USDs & Tulare Jt/San Mateo UHSD
GO Bonds Series 2005	a,b,c	0.18%		10/07/11	380,000	380,000

Napa Valley Community College District
GO Bonds Series B	a,b,c	0.18%		10/07/11	285,000	285,000

Newport-Mesa USD
GO Bonds Series 2007	b,c	0.18%		10/07/11	5,240,000	5,240,000

Orange Cnty Sanitation District
COP Series 2007B	b,c	0.16%		10/07/11	1,670,000	1,670,000

Palomar Pomerado Health
GO Bonds Series 2007A	a,b,c	0.18%		10/07/11	280,000	280,000

Peralta Community College District
GO Bonds Series 2009C	a,b,c,d	0.16%		10/07/11	2,000,000	2,000,000

Riverside Cnty Transportation Commission
Sales Limited Tax RB Series 2009B	b	0.15%		10/07/11	2,065,000	2,065,000

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	b,c	0.55%		10/07/11	550,000	550,000

San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B	b	0.13%		10/07/11	1,690,000	1,690,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A	b,c	0.16%		10/07/11	1,000,000	1,000,000

San Diego Community College District
GO Bonds Series 2009	b,c	0.16%		10/07/11	3,125,000	3,125,000

GO Bonds Series 2011	b,c	0.16%		10/07/11	3,500,000	3,500,000

GO Bonds Series 2011	b,c,d	0.16%		10/07/11	2,000,000	2,000,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A	a,b,c	0.16%		10/07/11	380,000	380,000

GO Bonds Series 2006B	b,c	0.18%		10/07/11	255,000	255,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006	a	0.17%		10/03/11	800,000	800,000

San Ramon Valley USD
GO Bonds Series 2006	b,c	0.24%		10/07/11	4,120,000	4,120,000

Simi Valley USD
GO Bonds Series 2007C	a,b,c	0.21%		10/07/11	4,320,000	4,320,000

Southern California Metropolitan Water District
RB Series 2000B4	b	0.13%		10/07/11	700,000	700,000

Water RB Series 2003B1	b,c	0.16%		10/07/11	1,000,000	1,000,000

Water Refunding RB Series 2009A1		0.16%	10/07/11	01/06/12	3,000,000	3,000,000

Water Refunding RB Series 2009A2		0.16%	10/07/11	07/09/12	2,160,000	2,160,000

Sunnyvale
Refunding COP Series 2009A	a,e	0.20%		10/07/11	2,595,000	2,595,000

Sweetwater UHSD
GO Bonds Series 2008A	a,b,c	0.17%		10/07/11	1,000,000	1,000,000

Upland USD
GO Bonds Series A	a,b,c	0.18%		10/07/11	257,000	257,000

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
West Hills Community College District
COP (2008 Refunding)	a	0.18%		10/07/11	1,250,000	1,250,000

						131,925,000

Puerto Rico 1.8%
Puerto Rico Electric Power Auth
Power Refunding RB Series UU	a,b,c	0.55%		10/07/11	3,330,000	3,330,000

Total Variable-Rate Securities
(Cost $135,255,000)						135,255,000

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $189,454,113.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $89,115,000 or 48.3% of net assets.
d	Delayed-delivery security.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47705SEP11

6

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.7%	Fixed-Rate Securities	623,459,101	623,459,101
68.1%	Variable-Rate Securities	1,341,295,000	1,341,295,000

99.8%	Total Investments	1,964,754,101	1,964,754,101
0.2%	Other Assets and Liabilities, Net		4,332,046

100.0%	Net Assets		1,969,086,147

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.7% of net assets

New York 31.7%
Albany Cnty
BAN 2011		1.25%		09/21/12	7,886,369	7,945,904

Amherst
BAN 2011		1.25%		07/19/12	10,290,000	10,358,655

Ithaca
BAN Series 2011A		1.25%		02/15/12	10,311,625	10,333,144

Maine-Endwell CSD
BAN 2011		1.25%		06/28/12	9,600,000	9,645,208

Metropolitan Transportation Auth
Transportation RB Series 2010D		1.50%		11/15/11	11,850,000	11,861,909

Transportation Revenue BAN Series CP2A	a	0.15%		11/09/11	11,000,000	11,000,000

Transportation Revenue BAN Series CP2A	a	0.18%		12/08/11	7,250,000	7,250,000

Transportation Revenue BAN Series CP2B	a	0.16%		11/03/11	48,000,000	48,000,000

Transportation Revenue BAN Series CP2B	a	0.17%		12/01/11	10,700,000	10,700,000

Transportation Revenue BAN Series CP2C	a	0.13%		10/05/11	28,500,000	28,500,000

Nassau Health Care Corp
Bonds Series 2009C2	a	0.15%		10/07/11	2,500,000	2,500,000

New York City
GO Bonds Fiscal 2002 Series A8		2.00%		11/01/11	690,000	690,911

GO Bonds Fiscal 2003 Series C		5.50%		08/01/12	100,000	104,270

GO Bonds Fiscal 2004 Series F1		5.50%		12/15/11	250,000	252,445

GO Bonds Fiscal 2005 Series E		5.00%		11/01/11	200,000	200,701

GO Bonds Fiscal 2005 Series H		5.00%		08/01/12	250,000	259,641

GO Bonds Fiscal 2005 Series M		5.00%		04/01/12	110,000	112,549

GO Bonds Fiscal 2006 Series G		5.00%		08/01/12	585,000	607,759

GO Bonds Fiscal 2007 Series C1		4.25%		01/01/12	500,000	504,341

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/12	200,000	207,677

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2008 Series C1		5.00%		10/01/11	2,340,000	2,340,000

GO Bonds Fiscal 2008 Series E		5.00%		08/01/12	150,000	155,729

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/12	200,000	201,828

GO Bonds Fiscal 2008 Series I1		4.75%		02/01/12	250,000	253,385

GO Bonds Fiscal 2009 Series E1		3.50%		10/15/11	100,000	100,101

GO Bonds Fiscal 2009 Series I1		2.50%		04/01/12	200,000	201,940

GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	200,000	206,103

New York City Municipal Water Finance Auth
CP Series 6		0.32%		10/03/11	26,000,000	26,000,000

Extendible CP Notes Series 8		0.20%	11/04/11	06/02/12	15,000,000	15,000,000

Extendible CP Notes Series 8		0.19%	12/07/11	06/25/12	3,500,000	3,500,000

Water & Sewer System RB Fiscal 2003 Series D		5.00%		06/15/12	100,000	103,262

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S4	a,b,c	0.40%		02/23/12	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5	a,b,c	0.35%		11/17/11	18,080,000	18,080,000

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/11	1,200,000	1,204,592

Future Tax Secured Refunding Bonds Fiscal 2003 Series B		5.25%		02/01/12	125,000	126,966

Future Tax Secured Sub Bonds Fiscal 2007A1		5.00%		08/01/12	880,000	913,920

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/11	1,000,000	1,003,809

Future Tax Secured Sub Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/11	600,000	602,317

New York Liberty Development Corp
Liberty RB (World Trade Center) Series 2009A2	a	0.35%		02/01/12	30,150,000	30,150,000

New York State
GO Bonds Series 2009A		4.00%		02/15/12	100,000	101,134

GO Refunding Bonds Series 2009C		3.00%		02/01/12	100,000	100,634

New York State Dormitory Auth
CP Notes (Cornell Univ)		0.15%		11/01/11	6,500,000	6,500,000

CP Notes (Cornell Univ)		0.21%		11/01/11	15,000,000	15,000,000

CP Notes (Cornell Univ)		0.18%		12/01/11	6,155,000	6,155,000

Mental Health Services Facilities RB Series 1996B		6.00%		02/15/12	175,000	178,695

Mental Health Services Facilities RB Series 1996B		6.00%		08/15/12	200,000	209,292

Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/12	350,000	355,638

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/12	505,000	513,751

Mental Health Services Facilities RB Series 2008A		4.00%		02/15/12	200,000	202,486

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/12	825,000	838,858

RB (NYU) Series 2009A	a,b,c	0.26%		03/29/12	12,575,000	12,575,000

State Personal Income Tax RB Series 2003A		5.00%		12/15/11	200,000	201,758

State Personal Income Tax RB Series 2003A		5.50%		03/15/12	200,000	204,378

State Personal Income Tax RB Series 2006C		3.63%		12/15/11	250,000	251,444

State Personal Income Tax RB Series 2009A		5.00%		02/15/12	375,000	381,548

State Personal Income Tax Refunding RB Series 2009B		3.00%		02/15/12	150,000	151,171

New York State Mortgage Agency
Mortgage RB 47th Series		0.55%		04/01/12	640,000	640,541

New York State Power Auth
CP Series 1		0.12%		10/05/11	3,000,000	3,000,000

CP Series 1		0.14%		10/05/11	37,000,000	37,000,000

CP Series 1		0.20%	12/19/11	06/16/12	4,638,000	4,638,000

CP Series 2		0.11%		10/03/11	9,080,000	9,080,000

CP Series 2		0.15%		10/13/11	8,300,000	8,300,000

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Series 2002A		5.00%		11/15/11	2,500,000	2,513,657

New York State Thruway Auth
State Personal Income Tax RB Series 2009A		4.00%		03/15/12	100,000	101,396

State Personal Income Tax RB Series 2010A		5.00%		03/15/12	1,500,000	1,530,006

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2008		4.00%		06/01/12	1,000,000	1,023,374

Asset-Backed RB Series 2008B		5.00%		06/01/12	2,140,000	2,202,902

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/12	630,000	636,975

Service Contract Refunding RB Series 2008D		5.00%		01/01/12	3,200,000	3,234,603

Service Contract Refunding RB Series 2010A1		3.00%		01/01/12	2,075,000	2,087,561

Service Contract Refunding RB Series 2010A2		4.00%		01/01/12	350,000	353,052

Service Contract Refunding RB Series 2010B		5.00%		01/01/12	19,000,000	19,218,573

State Personal Income Tax RB Series 2008A1		4.00%		12/15/11	150,000	150,951

State Personal Income Tax RB Series 2008A1		5.00%		12/15/11	250,000	252,196

State Personal Income Tax RB Series 2009A1		3.00%		12/15/11	150,000	150,769

State Personal Income Tax RB Series 2009C		5.00%		12/15/11	225,000	226,886

Newburg SD
BAN Series 2010D		1.50%		12/16/11	23,000,000	23,042,335

North Tonawanda School District
BAN 2011		1.25%		09/20/12	4,964,000	5,005,569

Oceanside UFSD
TAN 2011-2012		1.25%		06/14/12	20,000,000	20,131,502

Plainedge UFSD
TAN 2011		1.25%		06/28/12	13,000,000	13,076,637

Plattsburgh City SD
GO BAN 2011		1.50%		06/29/12	7,064,388	7,115,539

Port Auth of New York & New Jersey
CP Series B		0.21%		10/14/11	1,920,000	1,920,000

CP Series B		0.23%		11/04/11	20,615,000	20,615,000

CP Series B		0.15%		12/02/11	8,115,000	8,115,000

CP Series B		0.23%		12/07/11	3,000,000	3,000,000

Putnam Cnty
GO TAN 2010		1.25%		10/27/11	17,000,000	17,010,029

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	10,763,000	10,849,326

Rochester
BAN Series 2011-II		1.00%		08/16/12	4,390,000	4,410,995

Seaford UFSD
BAN 2011		2.00%		07/13/12	4,000,000	4,044,416

Tarrytowns UFSD
GO BAN 2011		1.50%		02/17/12	10,600,000	10,636,088

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008A		5.00%		11/15/11	115,000	115,633

General RB (MTA Bridges & Tunnels) Series 2009A2		2.50%		11/15/11	300,000	300,747

Refunding RB Series 2002B		5.00%		11/15/11	700,000	703,758

Sub RB Series 2008D		4.00%		11/15/11	150,000	150,561

Ulster Cnty
BAN 2010		1.25%		11/18/11	7,265,000	7,272,509

Vestal
BAN 2011		1.50%		05/18/12	10,316,000	10,366,825

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Watertown SD
BAN 2011		1.25%		07/26/12	15,975,000	16,068,863

Westhill CSD
GO BAN 2011		1.25%		07/27/12	21,500,000	21,631,474

Total Fixed-Rate Securities
(Cost $623,459,101)						623,459,101

Variable-Rate Securities 68.1% of net assets

New York 61.9%
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B	a	0.21%		10/07/11	3,690,000	3,690,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008	a	0.17%		10/07/11	14,160,000	14,160,000

Hempstead IDA
Civic Facility RB (Hebrew Academy of the Five Towns & Rockaway Civic Facility) Series 2006	a	0.45%		10/07/11	9,370,000	9,370,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor)	a	0.22%		10/07/11	10,035,000	10,035,000

Long Island Power Auth
Electric System General RB Series 2004A	a,b,c	0.17%		10/07/11	22,275,000	22,275,000

Electric System Sub RB Series 2001-3A	a	0.14%		10/07/11	18,420,000	18,420,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A	a,b,c	0.16%		10/07/11	11,845,000	11,845,000

Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A1	a	0.12%		10/07/11	21,000,000	21,000,000

Transportation RB Series 2003A	a,b,c	0.17%		10/07/11	10,195,000	10,195,000

Transportation RB Series 2005B	a,b,c	0.16%		10/07/11	4,995,000	4,995,000

Transportation RB Series 2005D1	a	0.36%		10/07/11	26,300,000	26,300,000

Transportation RB Series 2005E1	a	0.36%		10/07/11	21,000,000	21,000,000

Transportation RB Series 2005E2	a	0.40%		10/07/11	15,000,000	15,000,000

Transportation RB Series 2007A	a,b,c	0.17%		10/07/11	31,000,000	31,000,000

Monroe Cnty IDA
Civic Facility RB Series 2004	a	0.26%		10/07/11	1,750,000	1,750,000

RB (Univ of Rochester) Series 2011A&B	a,b,c	0.17%		10/07/11	7,525,000	7,525,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1	b	0.25%		10/07/11	61,000,000	61,000,000

Sales Tax Secured Bonds Series 2008E	b	0.25%		10/07/11	31,800,000	31,800,000

New York City
GO Bonds Fiscal 1994 Series A6	a	0.35%		10/07/11	3,300,000	3,300,000

GO Bonds Fiscal 1995 Series B5	b	0.14%		10/03/11	5,100,000	5,100,000

GO Bonds Fiscal 1995 Series F6	a	0.12%		10/07/11	50,000	50,000

GO Bonds Fiscal 2003 Series C4	a	0.13%		10/07/11	10,500,000	10,500,000

GO Bonds Fiscal 2004 Series H2	a	0.12%		10/07/11	4,575,000	4,575,000

GO Bonds Fiscal 2004 Series J	b,c	0.16%		10/07/11	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series C3	b,c	0.16%		10/07/11	12,700,000	12,700,000

GO Bonds Fiscal 2005 Series G	b,c	0.16%		10/07/11	7,555,000	7,555,000

GO Bonds Fiscal 2005 Series J	b,c	0.16%		10/07/11	7,015,000	7,015,000

GO Bonds Fiscal 2005 Series O	b,c	0.16%		10/07/11	7,000,000	7,000,000

GO Bonds Fiscal 2006 Series F4B	a	0.11%		10/07/11	2,300,000	2,300,000

GO Bonds Fiscal 2008 Series E	b,c	0.17%		10/07/11	18,695,000	18,695,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2008 Series J10	a	0.10%		10/07/11	12,000,000	12,000,000

GO Bonds Fiscal 2008 Series L1	b,c	0.16%		10/07/11	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series H1	b,c	0.17%		10/07/11	8,250,000	8,250,000

GO Bonds Fiscal 2009 Series I1	b,c	0.16%		10/07/11	14,740,000	14,740,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1	b,c	0.16%		10/07/11	6,000,000	6,000,000

M/F Housing RB Series 2010B	b,c	0.18%		10/07/11	35,750,000	35,750,000

New York City IDA
Civic Facility RB (Lycee Francais de New York) Series 2002B	a	0.13%		10/07/11	8,550,000	8,550,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series E	b,c	0.16%		10/07/11	4,995,000	4,995,000

Water & Sewer System RB Fiscal 2003 Series F1A	b	0.10%		10/07/11	12,600,000	12,600,000

Water & Sewer System RB Fiscal 2005 Series D	b,c	0.16%		10/07/11	9,855,000	9,855,000

Water & Sewer System RB Fiscal 2005 Series D	b,c	0.17%		10/07/11	5,800,000	5,800,000

Water & Sewer System RB Fiscal 2006 Series A	a,b,c	0.14%		10/07/11	9,935,000	9,935,000

Water & Sewer System RB Fiscal 2006 Series A	b,c	0.16%		10/07/11	20,925,000	20,925,000

Water & Sewer System RB Fiscal 2006 Series D	b,c	0.24%		10/07/11	13,000,000	13,000,000

Water & Sewer System RB Fiscal 2007 Series A	b,c	0.22%		10/07/11	3,600,000	3,600,000

Water & Sewer System RB Fiscal 2007 Series CC1	b	0.13%		10/03/11	6,900,000	6,900,000

Water & Sewer System RB Fiscal 2009 Series DD	b,c	0.16%		10/07/11	5,205,000	5,205,000

Water & Sewer System RB Fiscal 2009 Series FF2	b,c	0.16%		10/07/11	29,000,000	29,000,000

Water & Sewer System RB Fiscal 2010 Series HH	b,c	0.16%		10/07/11	8,000,000	8,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2	b,c	0.17%		10/07/11	14,590,000	14,590,000

Future Tax Secured Bonds Fiscal 2010 Series A1	b,c	0.16%		10/07/11	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1	b,c	0.17%		10/07/11	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1	b,c	0.16%		10/07/11	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1	b,c	0.17%		10/07/11	2,800,000	2,800,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A	b,c	0.17%		10/07/11	3,745,000	3,745,000

Refunding RB (American Museum of Natural History) Series 2008B1	b	0.10%		10/07/11	1,765,000	1,765,000

New York State Dormitory Auth
City Univ System Consolidated Fifth General Resolution RB Series 2008D	a	0.12%		10/07/11	1,150,000	1,150,000

Hospital RB (NY & Presbyterian Hospital) Series 2007	a,b,c	0.17%		10/07/11	9,900,000	9,900,000

RB (Cornell Univ) Series 2006A	b,c	0.28%		10/07/11	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004D	a	0.13%		10/07/11	2,725,000	2,725,000

RB (NYU) Series 2009A	b,c	0.16%		10/07/11	13,095,000	13,095,000

RB (NYU) Series 2009A	b,c	0.17%		10/07/11	7,085,000	7,085,000

State Personal Income Tax RB Series 2005F	b,c	0.16%		10/07/11	11,930,000	11,930,000

State Personal Income Tax RB Series 2006D	b,c	0.16%		10/07/11	22,500,000	22,500,000

State Personal Income Tax RB Series 2007A	b,c	0.16%		10/07/11	3,000,000	3,000,000

State Personal Income Tax RB Series 2009A	b,c	0.16%		10/07/11	2,500,000	2,500,000

State Personal Income Tax RB Series 2010F	b,c	0.22%		10/07/11	5,000,000	5,000,000

State Personal Income Tax RB Series 2011C	b,c	0.16%		10/07/11	5,000,000	5,000,000

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002B	b,c	0.16%		10/07/11	27,500,000	27,500,000

State Revolving Funds RB Series 2010C	b,c	0.16%		10/07/11	6,600,000	6,600,000

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State HFA
Housing RB (600 W 42nd St) Series 2009A	a	0.13%		10/07/11	88,620,000	88,620,000

Housing RB (88 Leonard St) Series 2005A	a	0.36%		10/07/11	10,600,000	10,600,000

Housing RB (College Arms Apts) Series 2008A	a	0.12%		10/07/11	6,995,000	6,995,000

Housing RB (Gotham West) Series 2011A1	a	0.10%		10/07/11	59,000,000	59,000,000

Housing RB (North End Ave) Series 2004A	a	0.14%		10/07/11	2,300,000	2,300,000

New York State Power Auth
RB Series 2007A	b,c	0.17%		10/07/11	1,610,000	1,610,000

New York State Thruway Auth
General RB Series G	a,b,c	0.25%		10/07/11	3,950,000	3,950,000

General RB Series H	a,b,c	0.14%		10/07/11	17,535,000	17,535,000

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2003A1C	b,c	0.18%		10/07/11	4,795,000	4,795,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2005B	b,c	0.16%		10/07/11	9,195,000	9,195,000

State Personal Income Tax RB Series 2009A1	b,c	0.16%		10/07/11	7,535,000	7,535,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series	a,b,c	0.14%		10/07/11	5,215,000	5,215,000

Consolidated Bonds 144th Series	b,c	0.16%		10/07/11	915,000	915,000

Consolidated Bonds 148th Series	b,c	0.16%		10/07/11	15,235,000	15,235,000

Consolidated Bonds 148th Series	b,c	0.17%		10/07/11	37,580,000	37,580,000

Consolidated Bonds 160th Series	b,c	0.16%		10/07/11	1,875,000	1,875,000

Consolidated Bonds 166th Series	b,c	0.14%		10/07/11	2,150,000	2,150,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A	b,c	0.17%		10/07/11	8,815,000	8,815,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A	a	0.21%		10/07/11	6,645,000	6,645,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B	a	0.21%		10/07/11	4,070,000	4,070,000

Syracuse IDA
Civic Facility RB (Syracuse Univ) Series 2005A	a	0.11%		10/07/11	2,190,000	2,190,000

Triborough Bridge & Tunnel Auth
General Purpose RB Series 2001A	b,c	0.16%		10/07/11	7,400,000	7,400,000

General Purpose RB Series 2001A	a,b,c	0.75%		10/07/11	7,660,000	7,660,000

General RB (MTA Bridges & Tunnels) Series 2008C	b,c	0.22%		10/07/11	1,100,000	1,100,000

General RB (MTA Bridges and Tunnels) Series 2009A2	b,c	0.17%		10/07/11	6,500,000	6,500,000

Sub Refunding RB Series 2002E	b,c	0.16%		10/07/11	10,660,000	10,660,000

Sub Refunding RB Series 2002E	b,c	0.17%		10/07/11	13,760,000	13,760,000

Sub Refunding RB Series 2002E	b,c	0.20%		10/07/11	34,425,000	34,425,000

Ulster County IDA
Civic Facility RB (Kingston Regional Sr Living Corp) Series 2007C	a	0.45%		10/07/11	8,300,000	8,300,000

Westchester Cnty IDA
Civic Facility RB (Catharine Field Home) Series 2001	a	0.37%		10/07/11	7,055,000	7,055,000

Mortgage RB (Kendal on Hudson) Series 2007	a	0.45%		10/07/11	24,210,000	24,210,000

						1,218,980,000

Puerto Rico 6.2%
Puerto Rico
Public Improvement Refunding Bonds Series 2003C5-2	a	0.12%		10/07/11	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a	0.12%		10/07/11	1,950,000	1,950,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.18%		10/07/11	14,365,000	14,365,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Series 2007A	b,c	0.75%		10/07/11	90,000,000	90,000,000

						122,315,000

Total Variable-Rate Securities
(Cost $1,341,295,000)						1,341,295,000

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $1,964,754,101.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $845,410,000 or 42.9% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47706SEP11

8

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

24.8%		Fixed-Rate Securities	142,241,650	142,241,650
77.7%		Variable-Rate Securities	444,590,000	444,590,000

102.5%		Total Investments	586,831,650	586,831,650
(2	.5)%	Other Assets and Liabilities, Net		(14,394,872)

100.0%		Net Assets		572,436,778

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 24.8% of net assets

New Jersey 24.8%
Brick Township
BAN Series 2011A		1.25%		09/28/12	14,700,611	14,834,165

Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2010		2.00%		10/11/11	6,500,000	6,502,657

Camden Cnty Improvement Auth
Loan Revenue Notes Series 2010		1.50%		12/28/11	5,000,000	5,010,420

East Brunswick
BAN		2.00%		01/06/12	7,195,000	7,220,641

BAN		2.00%		04/13/12	7,000,000	7,045,092

Essex Cnty
BAN Series 2011		1.25%		09/28/12	4,000,000	4,040,338

Hamilton Township
BAN Series 2011A&B		2.00%		06/14/12	8,046,000	8,130,299

Hudson Cnty Improvement Auth
Pooled Notes Series 2011 I1		2.00%		08/17/12	7,000,000	7,079,230

Pooled Notes Series 2011G1		2.00%		01/09/12	4,800,000	4,814,993

Livingston Township
BAN		1.50%		02/02/12	5,000,000	5,014,330

Middlesex Cnty Improvement Auth
Open Space Trust Fund Refunding RB Series 2011		1.25%		09/15/12	845,000	850,058

Monroe Township
BAN		2.00%		02/07/12	5,640,000	5,662,609

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2004B		5.25%		12/15/11	5,785,000	5,841,748

Transportation System Bonds Series 2005A		5.25%		12/15/11	500,000	505,070

Transportation System Bonds Series 2006C	a,b,c	0.26%		02/02/12	14,005,000	14,005,000

Transportation System Bonds Series 2009A	a,b,c	0.36%		11/10/11	13,290,000	13,290,000

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Port Auth of New York & New Jersey
CP Series B		0.21%		10/14/11	16,110,000	16,110,000

CP Series B		0.23%		11/04/11	2,525,000	2,525,000

CP Series B		0.23%		12/07/11	11,910,000	11,910,000

Rutgers State Univ
CP Series A&B	b	0.23%		10/06/11	1,850,000	1,850,000

Total Fixed-Rate Securities
(Cost $142,241,650)						142,241,650

Variable-Rate Securities 77.7% of net assets

New Jersey 71.3%
Delaware River Port Auth
Refunding RB Series 2008A	a	0.19%		10/07/11	28,530,000	28,530,000

Refunding RB Series 2008B	a	0.13%		10/07/11	3,110,000	3,110,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B	b,c	0.18%		10/07/11	6,000,000	6,000,000

Open Space & Farmland Preservation Bonds Series 2005A	b,c	0.16%		10/07/11	4,190,000	4,190,000

Gloucester Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.03%		10/03/11	200,000	200,000

New Jersey Economic Development Auth
Economic Development Bonds (Frisch School) Series 2006	a	0.44%		10/07/11	17,800,000	17,800,000

Motor Vehicle Surcharge RB Series 2004A	a,b,c	0.22%		10/07/11	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B	a	0.10%		10/07/11	8,800,000	8,800,000

RB (Cooper Health) Series 2008A	a	0.11%		10/07/11	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B	a	0.17%		10/07/11	2,550,000	2,550,000

RB (Presbyterian Homes Assisted Living) Series 2006A	a	0.13%		10/07/11	10,345,000	10,345,000

RB (Princeton Day School) Series 2005	a	0.14%		10/07/11	10,000,000	10,000,000

RB (Princeton Montessori Society) Series 2006	a	0.36%		10/07/11	4,905,000	4,905,000

RB (Wyckoff Family YMCA) 2003	a	0.16%		10/07/11	3,440,000	3,440,000

Refunding RB (Crane’s Mill) Series 2005B	a	0.17%		10/07/11	900,000	900,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.16%		10/07/11	11,395,000	11,395,000

New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2007F	b,c	0.15%		10/07/11	6,435,000	6,435,000

Refunding RB (Seton Hall Univ) Series 2008D	a	0.12%		10/07/11	1,680,000	1,680,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008C	a	0.13%		10/07/11	7,000,000	7,000,000

RB (Atlantic Health System Hospital Corp) Series 2011	a,b,c	0.17%		10/07/11	12,450,000	12,450,000

RB (Composite Program) Series 2003A2	a	0.25%		10/07/11	2,200,000	2,200,000

RB (Composite Program) Series 2003A3	a	0.10%		10/07/11	3,000,000	3,000,000

RB (Composite Program) Series 2006A1	a	0.11%		10/07/11	8,475,000	8,475,000

RB (Composite Program) Series 2006A3	a	0.11%		10/07/11	2,480,000	2,480,000

RB (Hospital Capital Asset Financing Program) Series 1985A	a	0.13%		10/07/11	10,700,000	10,700,000

RB (Meridian Health System) Series 2003A	a	0.13%		10/07/11	20,500,000	20,500,000

RB (Recovery Management Systems) Series 2005	a	0.17%		10/07/11	800,000	800,000

RB (Somerset Medical Center) Series 2008	a	0.13%		10/07/11	2,600,000	2,600,000

RB (Virtua Health) Series 2009D	a	0.11%		10/07/11	5,500,000	5,500,000

Refunding RB (Underwood-Memorial Hospital) Series 2008	a	0.12%		10/07/11	3,485,000	3,485,000

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B	a	0.19%		10/07/11	8,865,000	8,865,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A	a,b,c	0.17%		10/07/11	12,000,000	12,000,000

Transportation System Bonds Series 2006C	a,b,c	0.15%		10/07/11	12,755,000	12,755,000

Transportation System Bonds Series 2006C	a,b,c	0.18%		10/07/11	42,895,000	42,895,000

Transportation System Bonds Series 2007A	a,b,c	0.22%		10/07/11	7,400,000	7,400,000

Transportation System Bonds Series 2009D	a	0.17%		10/07/11	8,900,000	8,900,000

New Jersey Turnpike Auth
RB Series 2003A	a,b,c	0.17%		10/07/11	14,260,000	14,260,000

RB Series 2009A	a	0.13%		10/07/11	4,225,000	4,225,000

RB Series 2009C	a	0.10%		10/07/11	3,400,000	3,400,000

Refunding RB Series 2005A	a,b,c	0.31%		10/07/11	6,500,000	6,500,000

Newark Housing Auth
Port Auth-Port Newark Marine Terminal Refunding Bonds (Newark Redevelopment) Series 2007	a,b,c	0.18%		10/07/11	3,370,000	3,370,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series	a,b,c	0.14%		10/07/11	8,610,000	8,610,000

Consolidated Bonds 144th Series	b,c	0.16%		10/07/11	10,435,000	10,435,000

Consolidated Bonds 148th Series	b,c	0.16%		10/07/11	14,765,000	14,765,000

Consolidated Bonds 148th Series	b,c	0.17%		10/07/11	17,000,000	17,000,000

Consolidated Bonds 156th Series	b,c	0.16%		10/07/11	1,400,000	1,400,000

Consolidated Bonds 160th Series	b,c	0.16%		10/07/11	625,000	625,000

Consolidated Bonds 163rd Series	b,c	0.16%		10/07/11	5,075,000	5,075,000

Rutgers State Univ
GO Bonds Series 2009F	b,c	0.16%		10/07/11	2,815,000	2,815,000

GO Refunding Bonds Series 2002A	b	0.11%		10/03/11	5,205,000	5,205,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.04%		10/03/11	8,415,000	8,415,000

Refunding RB (Exxon) Series 1994		0.03%		10/03/11	200,000	200,000

						408,100,000

Puerto Rico 6.4%
Puerto Rico Electric Power Auth
Power Refunding RB Series UU	a,b,c	0.55%		10/07/11	17,000,000	17,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a	0.12%		10/07/11	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.18%		10/07/11	4,115,000	4,115,000

						36,490,000

Total Variable-Rate Securities
(Cost $444,590,000)						444,590,000

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $586,831,650.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $254,500,000 or 44.5% of net assets.

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47710SEP11

4

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

16.9%	Fixed-Rate Securities	82,973,013	82,973,013
80.5%	Variable-Rate Securities	395,299,538	395,299,538

97.4%	Total Investments	478,272,551	478,272,551
2.6%	Other Assets and Liabilities, Net		12,796,664

100.0%	Net Assets		491,069,215

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 16.9% of net assets

Pennsylvania 16.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/12	750,000	774,273

RB (Univ of Pittsburgh Medical Center) Series 2010A		4.00%		05/15/12	855,000	874,024

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009	a	0.60%		12/01/11	6,000,000	6,000,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	a,b,c	0.40%		02/23/12	5,000,000	5,000,000

Pennsylvania
GO Bonds First Series 2003		5.00%		01/01/12	600,000	606,739

GO Bonds First Series 2004		5.25%		02/01/12	250,000	254,094

GO Bonds First Series 2006		5.00%		10/01/11	925,000	925,000

GO Bonds Fourth Series 2004		5.00%		07/01/12	350,000	361,667

GO Bonds Second Series 2005		5.25%		01/01/12	300,000	303,681

Pennsylvania Higher Educational Facilities Auth
RB (Bryn Mawr College) Series 2009		0.43%		02/02/12	5,000,000	5,000,000

RB (Robert Morris College) Series 2000F2	a	0.60%		05/01/12	2,400,000	2,400,000

RB (Univ of Pittsburgh Medical Center) Series 2010E		3.50%		05/15/12	1,695,000	1,726,508

Philadelphia
Water & Wastewater Refunding RB Series 2007B	a,b,c	0.23%		01/25/12	13,715,000	13,715,000

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A	a	0.45%		09/01/12	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B	a	0.45%		09/01/12	5,000,000	5,000,000

Sayre Health Care Facilities Auth
RB (Guthrie Health) Series 2002A	a	5.75%		12/01/11	2,185,000	2,226,027

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.12%		10/04/11	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.17%		11/03/11	4,866,000	4,866,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B	a	0.47%		07/01/12	3,500,000	3,500,000

Westmoreland Cnty IDA
IDRB (White Consolidated Industries) Series 1982	a	0.44%		12/01/11	6,940,000	6,940,000

Total Fixed-Rate Securities
(Cost $82,973,013)						82,973,013

Variable-Rate Securities 80.5% of net assets

Pennsylvania 67.7%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007	a	0.16%		10/07/11	6,815,000	6,815,000

Allegheny Cnty Hospital Development Auth
RB (UPMC Senior Communities) Series 2003	a	0.16%		10/07/11	6,600,000	6,600,000

Berks Cnty IDA
Student Housing RB (CHF-Kutztown Servicing UPenn) Series 2007A	a	0.35%		10/07/11	5,425,000	5,425,000

Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.47%		10/07/11	12,110,000	12,110,000

Bucks Cnty IDA
RB (Pennswood Village) Series 2007B	a	0.23%		10/07/11	8,320,000	8,320,000

Butler Cnty General Auth
School RB (Butler Area SD) Series 2007	a,b,c	0.60%		10/07/11	6,000,000	6,000,000

Butler Cnty IDA
RB (Armco) Series 1996A	a	0.20%		10/07/11	6,650,000	6,650,000

RB (Butler Cnty Family YMCA) Series 2005	a	0.19%		10/07/11	4,225,000	4,225,000

Chester Cnty Industrial Dev Auth
RB (Archdiocese of Philadelphia) Series 2001	a	0.13%		10/07/11	2,000,000	2,000,000

Commonwealth Financing Auth
RB Series 2006A	b,c	0.17%		10/07/11	9,850,000	9,850,000

Delaware Cnty Auth
RB (Riddle Village) Series 2006	a	0.47%		10/07/11	4,005,000	4,005,000

Delaware Cnty IDA
Resource Recovery Refunding RB Series 1997G		0.13%		10/07/11	4,910,000	4,910,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c	0.21%		10/07/11	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2008B	a	0.13%		10/07/11	500,000	500,000

Emmaus General Auth
Local Government RB (East Penn SD) Series 1989-F19	a	0.14%		10/07/11	500,000	500,000

Local Government RB (Saucon Valley SD) Series 1989-G19	a	0.14%		10/07/11	1,100,000	1,100,000

Geisinger Auth
RB (Geisinger Health) Series 2011A1	b,c	0.17%		10/07/11	4,795,000	4,795,000

Lancaster Cnty Hospital Auth
Health System Refunding RB (Lancaster General Hospital) Series 2008	a	0.21%		10/03/11	5,010,000	5,010,000

RB (Landis Homes Retirement Community) Series 2002	a	0.21%		10/07/11	4,535,000	4,535,000

RB (Landis Homes Retirement Community) Series 2009	a	0.21%		10/07/11	12,255,000	12,255,000

Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2008C	a	0.21%		10/03/11	2,505,000	2,505,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A	a,b,c	0.22%		10/07/11	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A	a	0.30%		10/07/11	7,500,000	7,500,000

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Owen J. Roberts SD
GO Notes Series 2006	b,c	0.17%		10/07/11	1,375,000	1,375,000

Pennsylvania
GO Bonds Second Series 2007A	b,c	0.16%		10/07/11	6,535,000	6,535,000

Pennsylvania Economic Development Financing Auth
RB (Amtrak) Series 2001B	a	0.17%		10/07/11	8,690,000	8,690,000

RB (Lithographers Real Estate) Series 2008B1	a	0.20%		10/07/11	3,600,000	3,600,000

Refunding RB (Aqua Pennsylvania) Series 2010A	a,b,c	0.22%		10/07/11	7,500,000	7,500,000

Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986	a	0.27%		10/07/11	5,455,000	5,455,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B	b,c	0.27%		10/07/11	1,005,000	1,005,000

S/F Mortgage RB Series 2002-74A	b	0.16%		10/07/11	17,700,000	17,700,000

S/F Mortgage RB Series 2002-75A	b	0.16%		10/07/11	10,530,000	10,530,000

S/F Mortgage RB Series 2004-81C	b	0.16%		10/07/11	6,695,000	6,695,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	b,c	0.19%		10/07/11	1,201,538	1,201,538

S/F Mortgage RB Series 2006-96A	b,c	0.29%		10/07/11	9,145,000	9,145,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A	b,c	0.22%		10/07/11	2,180,000	2,180,000

S/F Mortgage RB Series 2007-100A	b,c	0.29%		10/07/11	3,188,000	3,188,000

S/F Mortgage RB Series 2007-99A	b,c	0.20%		10/07/11	4,680,000	4,680,000

S/F Mortgage RB Series 2008-102C	b	0.25%		10/07/11	8,000,000	8,000,000

S/F Mortgage RB Series 2009-105C	b,c	0.28%		10/07/11	2,000,000	2,000,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1	a	0.19%		10/07/11	5,500,000	5,500,000

RB (Drexel Univ) Series 2005C	a,b,c	0.17%		10/07/11	4,020,000	4,020,000

RB (UPenn Health System) Series 2008A	a	0.15%		10/07/11	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Sub Special RB Series 2010B1	b,c	0.17%		10/07/11	9,000,000	9,000,000

Turnpike RB Series 2004A	a,b,c	0.17%		10/07/11	2,000,000	2,000,000

Turnpike RB Series 2011C1	a,b,c	0.16%		10/07/11	7,000,000	7,000,000

Philadelphia
Airport RB Series 2007A	a,b,c	0.19%		10/07/11	14,700,000	14,700,000

Airport Refunding RB Series 2007B	a,b,c	0.19%		10/07/11	2,845,000	2,845,000

GO Refunding Bonds Series 2009B	a	0.13%		10/07/11	7,000,000	7,000,000

Water & Wastewater Refunding RB Series 2005B	a	0.15%		10/07/11	1,695,000	1,695,000

Philadelphia Gas Works
RB 7th & 19th Series	a,b,c	0.18%		10/07/11	10,800,000	10,800,000

Philadelphia IDA
Lease Refunding RB Series 2007B1	a	0.14%		10/07/11	1,000,000	1,000,000

Lease Refunding RB Series 2007B2	a	0.15%		10/07/11	15,055,000	15,055,000

Lease Refunding RB Series 2007B3	a	0.13%		10/07/11	2,000,000	2,000,000

RB (Fox Chase Cancer Center) Series 2007B	a,b,c	0.15%		10/07/11	16,250,000	16,250,000

Univ of Pittsburgh
Capital Project Bonds Series 2009B	b,c	0.16%		10/07/11	4,135,000	4,135,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.12%		10/07/11	3,490,000	3,490,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A	a	0.13%		10/07/11	2,540,000	2,540,000

						332,434,538

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 6.0%
Puerto Rico Electric Power Auth
Power Refunding RB Series UU	a,b,c	0.55%		10/07/11	12,830,000	12,830,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.18%		10/07/11	16,535,000	16,535,000

						29,365,000

Other Investments 6.8%
BlackRock MuniYield Pennsylvania Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		10/07/11	12,500,000	12,500,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		10/07/11	10,000,000	10,000,000

						33,500,000

Total Variable-Rate Securities
(Cost $395,299,538)						395,299,538

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $478,272,551.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $217,099,538 or 44.2% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47709SEP11

 5

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

17.8%	Fixed-Rate Securities	74,457,250	74,457,250
80.3%	Variable-Rate Securities	336,269,164	336,269,164

98.1%	Total Investments	410,726,414	410,726,414
1.9%	Other Assets and Liabilities, Net		7,764,302

100.0%	Net Assets		418,490,716

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 17.8% of net assets

Massachusetts 17.8%
Boston Water & Sewer Commission
CP BAN Series A	a	0.40%		10/07/11	5,000,000	5,000,000

CP BAN Series A	a	0.19%		11/07/11	20,000,000	20,000,000

Dartmouth
GO BAN		1.50%		02/24/12	2,985,400	2,996,800

Hull
GO BAN		1.25%		08/15/12	4,250,000	4,279,486

Massachusetts
GO Consolidated Loan Series 2002C		5.50%		11/01/11	650,000	652,688

GO Consolidated Loan Series 2002E		5.50%		01/01/12	1,000,000	1,012,528

Special Obligation RB Consolidated Loan Series 1997A		5.50%		06/01/12	100,000	103,414

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2009K2		2.75%		01/05/12	8,635,000	8,684,711

RB (Partners HealthCare) Series 2008H1		0.24%		12/07/11	15,300,000	15,300,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/12	2,000,000	2,066,078

New Bedford
GO BAN Series A		1.50%		02/10/12	5,000,000	5,012,910

Plymouth
GO BAN		1.50%		05/11/12	4,280,000	4,305,417

Quincy
GO BAN		1.25%		09/14/12	5,000,000	5,043,218

Total Fixed-Rate Securities
(Cost $74,457,250)						74,457,250

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 80.3% of net assets

Massachusetts 80.3%
Massachusetts
GO Consolidated Loan Series 2002C	b,c	0.16%		10/07/11	5,075,000	5,075,000

GO Consolidated Loan Series 2007	b,c	0.75%		10/07/11	24,150,000	24,150,000

GO Consolidated Loan Series 2007A	b,c	0.31%		10/07/11	5,000,000	5,000,000

GO Consolidated Loan Series 2007A	b,c	0.32%		10/07/11	4,000,000	4,000,000

GO Consolidated Loan Series 2007C	b,c	0.16%		10/07/11	17,810,000	17,810,000

GO Refunding Bonds Series 2001B	b	0.26%		10/07/11	8,400,000	8,400,000

GO Refunding Bonds Series 2010A		0.40%	10/07/11	02/01/12	600,000	600,164

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2008A1	b	0.14%		10/07/11	11,000,000	11,000,000

Sr Sales Tax Bonds Series 2010A	d	0.25%		04/27/12	5,815,000	5,815,000

Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B	a	0.36%		10/07/11	3,690,000	3,690,000

RB (Abby Kelley Foster Charter Public School) Series 2008	a	0.15%		10/07/11	4,865,000	4,865,000

RB (Alliance Health) Series A	a	0.50%		10/07/11	10,000,000	10,000,000

RB (Assumption College) Series 2002A	a	0.36%		10/07/11	9,470,000	9,470,000

RB (Jewish Rehabilitation Centers for Living) Series 2011A	a	0.22%		10/07/11	10,000,000	10,000,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B	a	0.21%		10/07/11	5,000,000	5,000,000

RB (Marine Biological Laboratory) Series 2006	a	0.16%		10/07/11	1,605,000	1,605,000

RB (Masonic Nursing Home) Series 2002A	a	0.18%		10/07/11	7,700,000	7,700,000

RB (Newbury College) Series 2009	a	0.12%		10/07/11	4,660,000	4,660,000

RB (Tabor Academy) Series 2007B	a	0.17%		10/07/11	3,450,000	3,450,000

RB (WGBH Educational Foundation) Series 2008B	a,b,c	0.18%		10/07/11	6,384,000	6,384,000

RB (YMCA of Greater Worcester) Series 2006	a	0.14%		10/07/11	4,685,000	4,685,000

Refunding RB (Wentworth Institute of Technology) Series 2007A	a	0.16%		10/07/11	4,155,000	4,155,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.10%		10/07/11	11,695,000	11,695,000

RB (Capital Asset Program) Series M2	a	0.22%		10/07/11	2,095,000	2,095,000

RB (Children’s Hospital) Series 2010N2	a	0.10%		10/07/11	2,400,000	2,400,000

RB (Hebrew Rehabilitation Center) Series 2007D	a	0.28%		10/07/11	1,830,000	1,830,000

RB (Hillcrest Extended Care Services) Series A	a	0.26%		10/07/11	4,715,000	4,715,000

RB (MIT) Series 2008N	b,c	0.16%		10/07/11	2,000,000	2,000,000

RB (New England Aquarium) Series 2007A	a	0.40%		10/07/11	10,000,000	10,000,000

RB (Partners HealthCare) Series 2005F3	a	0.08%		10/07/11	7,860,000	7,860,000

RB (Partners HealthCare) Series 2010J1	b,c	0.16%		10/07/11	1,000,000	1,000,000

RB (Stonehill College) Series 2008K	a	0.20%		10/03/11	1,365,000	1,365,000

RB (Worcester Campus - UMass) Series 2005D	a,b,c	0.16%		10/07/11	12,860,000	12,860,000

RB (Worcester Campus - UMass) Series 2007E&F	a,b,c	0.14%		10/07/11	16,380,000	16,380,000

Massachusetts Port Auth
RB Series 2005A	a,b,c	0.14%		10/07/11	6,765,000	6,765,000

Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.16%		10/07/11	16,775,000	16,775,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.16%		10/07/11	10,670,000	10,670,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.17%		10/07/11	1,315,000	1,315,000

Massachusetts State College Building Auth
Project & Refunding RB Series 2003B	a,b,c	0.18%		10/07/11	11,035,000	11,035,000

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Turnpike Auth
Western Turnpike RB Series 1997A	a,b,c	0.16%		10/07/11	12,000,000	12,000,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006	b,c	0.17%		10/07/11	7,600,000	7,600,000

State Revolving Fund Bonds Series 14	b,c	0.17%		10/07/11	6,665,000	6,665,000

Massachusetts Water Resources Auth
General RB Series 2002J	b,c	0.17%		10/07/11	1,400,000	1,400,000

General Refunding RB Series 2007B	b,c	0.16%		10/07/11	5,325,000	5,325,000

Sub General Revenue Refunding Bonds Series 2008A2	b	0.12%		10/07/11	7,855,000	7,855,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011	a,b,c	0.17%		10/07/11	3,000,000	3,000,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-1	b	0.10%		10/07/11	5,000,000	5,000,000

Refunding RB Sr Series 2011-2	d	0.25%		04/27/12	9,150,000	9,150,000

Total Variable-Rate Securities
(Cost $336,269,164)						336,269,164

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $410,726,414.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $177,209,000 or 42.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $14,965,000 or 3.6% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47708SEP11

4

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

69.3%	Fixed-Rate Obligations	9,912,946,423	9,912,946,423
11.2%	Variable-Rate Obligations	1,598,269,257	1,598,269,257
19.5%	Repurchase Agreements	2,783,891,951	2,783,891,951

100.0%	Total Investments	14,295,107,631	14,295,107,631
0.0%	Other Assets and Liabilities, Net		2,516,204

100.0%	Net Assets		14,297,623,835

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 69.3% of net assets

Asset Backed Commercial Paper 18.7%
Amsterdam Funding Corp	a,b,c	0.26%		10/20/11	15,000,000	14,997,942
	a,b,c	0.22%		10/24/11	34,000,000	33,995,221
	a,b,c	0.27%		10/27/11	43,000,000	42,991,615

Argento Variable Funding Co, LLC	a,b,c	0.27%		10/25/11	101,000,000	100,981,820
	a,b,c	0.28%		11/01/11	29,000,000	28,993,008

Atlantis One Funding Corp	a,b,c	0.27%		11/22/11	2,000,000	1,999,220
	a,b,c	0.25%		12/06/11	1,000,000	999,542
	a,b,c	0.26%		12/06/11	43,000,000	42,979,503
	a,b,c	0.26%		12/20/11	2,000,000	1,998,844

Barton Capital, LLC	a,b,c	0.55%		10/03/11	105,016,000	105,012,791

CAFCO, LLC	a,b,c	0.28%		12/02/11	1,000,000	999,518
	a,b,c	0.29%		12/14/11	1,000,000	999,404
	a,b,c	0.31%		01/18/12	68,000,000	67,936,174
	a,b,c	0.31%		01/23/12	18,000,000	17,982,330
	a,b,c	0.40%		02/01/12	6,000,000	5,991,800

Cancara Asset Securitisation, LLC	a,b,c	0.26%		10/14/11	15,000,000	14,998,592
	a,b,c	0.27%		10/28/11	45,000,000	44,990,888
	a,b,c	0.40%		11/01/11	17,000,000	16,994,144
	a,b,c	0.40%		01/09/12	50,000,000	49,944,444

Chariot Funding, LLC	a,b,c	0.17%		10/05/11	3,000,000	2,999,943
	a,b,c	0.19%		10/13/11	40,000,000	39,997,467
	a,b,c	0.22%		11/08/11	17,600,000	17,595,913
	a,b,c	0.22%		11/14/11	83,000,000	82,977,682
	a,b,c	0.19%		11/16/11	35,000,000	34,991,503

Ciesco, LLC	a,b,c	0.19%		10/05/11	13,000,000	12,999,726
	a,b,c	0.19%		10/14/11	61,000,000	60,995,815

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.25%		11/28/11	26,000,000	25,989,528
	a,b,c	0.29%		12/01/11	13,000,000	12,993,612
	a,b,c	0.31%		01/17/12	29,000,000	28,973,030
	a,b,c	0.31%		01/23/12	6,000,000	5,994,110

CRC Funding, LLC	a,b,c	0.20%		10/03/11	3,000,000	2,999,967
	a,b,c	0.23%		10/03/11	15,000,000	14,999,808
	a,b,c	0.26%		11/14/11	36,000,000	35,988,560
	a,b,c	0.31%		01/12/12	1,000,000	999,113
	a,b,c	0.31%		01/17/12	70,000,000	69,934,900
	a,b,c	0.40%		02/01/12	63,000,000	62,913,900

Fairway Finance Co, LLC	a,b,c	0.23%		12/07/11	16,000,000	15,993,151

Falcon Asset Securitization Corp	a,b,c	0.16%		10/04/11	20,000,000	19,999,733
	a,b,c	0.16%		10/06/11	129,000,000	128,997,133
	a,b,c	0.18%		10/06/11	5,000,000	4,999,875
	a,b,c	0.15%		10/21/11	8,000,000	7,999,333

Govco, LLC	a,b,c	0.19%		10/06/11	18,000,000	17,999,525
	a,b,c	0.19%		10/07/11	24,000,000	23,999,240
	a,b,c	0.19%		10/18/11	2,000,000	1,999,821
	a,b,c	0.24%		10/24/11	10,000,000	9,998,467
	a,b,c	0.26%		11/07/11	142,000,000	141,962,054
	a,b,c	0.26%		11/16/11	1,000,000	999,668
	a,b,c	0.30%		12/09/11	42,000,000	41,975,850
	a,b,c	0.29%		12/16/11	82,000,000	81,949,798
	a,b,c	0.29%		12/20/11	18,000,000	17,988,400
	a,b,c	0.30%		12/22/11	3,000,000	2,997,950
	a,b,c	0.32%		01/03/12	1,000,000	999,164
	a,b,c	0.32%		01/04/12	33,000,000	32,972,133

Grampian Funding, LLC	a,b,c	0.35%		10/17/11	2,000,000	1,999,689
	a,b,c	0.38%		11/18/11	47,000,000	46,976,187

Jupiter Securitization Corp	a,b,c	0.16%		10/03/11	2,000,000	1,999,982
	a,b,c	0.16%		10/17/11	25,000,000	24,998,278
	a,b,c	0.16%		10/19/11	16,000,000	15,998,720
	a,b,c	0.16%		10/24/11	23,000,000	22,997,649
	a,b,c	0.19%		10/24/11	33,000,000	32,995,994
	a,b,c	0.19%		10/25/11	75,000,000	74,990,500
	a,b,c	0.19%		10/26/11	23,000,000	22,996,965

Market Street Funding Corp	a,b,c	0.16%		10/18/11	1,000,000	999,924
	a,b,c	0.18%		10/25/11	10,765,000	10,763,708
	a,b,c	0.18%		10/26/11	17,000,000	16,997,875
	a,b,c	0.18%		10/27/11	26,069,000	26,065,611
	a,b,c	0.22%		11/29/11	12,760,000	12,755,399
	a,b,c	0.21%		12/06/11	18,349,000	18,341,936
	a,b,c	0.23%		12/19/11	27,000,000	26,986,373
	a,b,c	0.23%		12/21/11	19,780,000	19,769,764
	a,b,c	0.22%		12/22/11	8,000,000	7,995,991

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		10/12/11	6,000,000	5,999,597

Old Line Funding, LLC	a,b,c	0.18%		10/19/11	47,028,000	47,023,768
	a,b,c	0.17%		10/20/11	30,000,000	29,997,308
	a,b,c	0.19%		11/01/11	10,138,000	10,136,341
	a,b,c	0.23%		12/08/11	54,000,000	53,976,540

Sheffield Receivables Corp	a,b,c	0.20%		10/13/11	42,000,000	41,997,200
	a,b,c	0.20%		10/19/11	12,000,000	11,998,800
	a,b,c	0.26%		10/24/11	70,000,000	69,988,372
	a,b,c	0.26%		01/05/12	20,000,000	19,986,133

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Solitaire Funding, LLC	a,b,c	0.23%		10/06/11	17,000,000	16,999,457

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.22%		10/13/11	44,765,000	44,761,717
	a,b,c	0.22%		10/14/11	24,617,000	24,615,089
	a,b,c	0.28%		10/17/11	48,000,000	47,994,027
	a,b,c	0.29%		10/17/11	14,000,000	13,998,196
	a,b,c	0.28%		10/18/11	11,000,000	10,998,546

Thunder Bay Funding, LLC	a,b,c	0.19%		10/20/11	3,000,000	2,999,699
	a,b,c	0.22%		12/02/11	17,000,000	16,993,559
	a,b,c	0.23%		12/08/11	20,041,000	20,032,293
	a,b,c	0.23%		12/14/11	16,000,000	15,992,436
	a,b,c	0.22%		12/21/11	3,757,000	3,755,140

Variable Funding Capital Corp	a,b,c	0.17%		10/25/11	54,000,000	53,993,880
	a,b,c	0.19%		11/22/11	25,000,000	24,993,139
	a,b,c	0.21%		12/07/11	22,000,000	21,991,402

Windmill Funding Corp	a,b,c	0.21%		10/03/11	16,000,000	15,999,813

						2,677,815,669

Financial Company Commercial Paper 10.2%
Australia & New Zealand Banking Group Ltd		0.25%		12/16/11	22,000,000	21,988,389

BNZ International Funding Ltd	a	0.26%		11/04/11	9,000,000	8,997,790

Citigroup Funding, Inc	a	0.21%		10/05/11	85,000,000	84,998,017

Commonwealth Bank of Australia	c	0.28%		12/02/11	25,000,000	24,987,944
	c	0.25%		12/15/11	35,000,000	34,981,771
	c	0.28%		12/15/11	44,087,000	44,061,742
	c	0.28%		12/16/11	149,000,000	148,911,924
	c	0.29%		12/21/11	2,000,000	1,998,718

Danske Corp	a,c	0.29%		10/28/11	56,000,000	55,987,820

DnB NOR Bank ASA		0.27%		11/28/11	30,000,000	29,986,950
		0.27%		12/01/11	88,000,000	87,960,486

General Electric Capital Corp		0.25%		12/13/11	110,000,000	109,944,236
		0.25%		12/19/11	33,000,000	32,981,896
		0.25%		12/28/11	4,000,000	3,997,556
		0.25%		01/04/12	65,000,000	64,957,118
		0.25%		01/05/12	10,000,000	9,993,333
		0.20%		01/09/12	19,000,000	18,989,444
		0.24%		01/11/12	4,000,000	3,997,280
		0.26%		01/11/12	48,000,000	47,964,640

Goldman Sachs Group, Inc		0.37%		12/15/11	48,000,000	47,963,000

HSBC USA, Inc		0.17%		10/24/11	71,000,000	70,992,289

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	70,000,000	69,998,444

Nordea North America, Inc	a	0.21%		10/04/11	17,000,000	16,999,710
	a	0.26%		11/29/11	94,000,000	93,959,946

Royal Bank of Scotland PLC		0.21%		10/25/11	5,000,000	4,999,300

State Street Corp		0.19%		11/16/11	4,000,000	3,999,029
		0.19%		11/18/11	66,000,000	65,983,280
		0.22%		12/15/11	2,000,000	1,999,083

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Finance (Delaware), Inc	a	0.20%		10/06/11	4,000,000	3,999,889

Westpac Banking Corp	c	0.30%		01/03/12	23,000,000	22,981,983
	c	0.47%		03/19/12	104,000,000	103,769,178
	c	0.47%		03/28/12	79,000,000	78,815,381

Westpac Securities NZ Ltd	a,c	0.32%		12/01/11	34,000,000	33,981,852

						1,458,129,418

Other Commercial Paper 1.5%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	38,000,000	37,997,308
	a,c	0.15%		10/21/11	34,000,000	33,997,167
	a,c	0.11%		10/25/11	5,000,000	4,999,633
	a,c	0.10%		11/01/11	5,000,000	4,999,570

Danaher Corp	c	0.08%		10/07/11	25,000,000	24,999,667

Illinois Regional Transportation Auth
GO CP Sub Working Cash Notes	a	0.28%		12/01/11	12,075,000	12,075,000

Reckitt Benckiser Treasury Services PLC	a,c	0.20%		11/10/11	1,000,000	999,778
	a,c	0.35%		12/09/11	25,000,000	24,983,229
	a,c	0.52%		02/23/12	20,000,000	19,958,111
	a,c	0.52%		02/24/12	7,000,000	6,985,238
	a,c	0.47%		03/27/12	1,000,000	997,676

Univ of California
CP Series B		0.15%		11/01/11	10,000,000	9,998,708
		0.15%		11/02/11	5,000,000	4,999,333
		0.15%		11/08/11	5,000,000	4,999,208
		0.19%		12/13/11	22,000,000	21,991,524
		0.23%		01/09/12	4,000,000	3,997,445

						218,978,595

Certificate of Deposit 20.3%
Bank of Montreal		0.23%		11/16/11	94,000,000	94,000,000
		0.22%		11/28/11	101,000,000	101,000,000

Bank of Nova Scotia		0.05%		10/07/11	140,000,000	140,000,000
		0.19%		10/21/11	2,000,000	2,000,000
		0.24%		11/03/11	125,000,000	125,000,000
		0.22%		12/05/11	3,000,000	3,000,000
		0.30%		12/05/11	6,000,000	6,000,000
		0.22%		12/07/11	77,000,000	77,000,000
		0.24%		12/20/11	66,000,000	66,000,000
		0.25%		01/06/12	9,000,000	9,000,000
		0.25%		01/13/12	1,000,000	1,000,000

Bank of the West		0.20%		10/19/11	40,000,000	40,000,000

Barclays Bank PLC		0.73%		04/19/12	20,000,000	20,000,000

BNP Paribas		0.50%		10/03/11	78,000,000	78,000,000
		0.57%		02/17/12	9,000,000	9,000,000

Branch Banking & Trust Co		0.25%		11/02/11	33,000,000	33,000,000
		0.29%		02/10/12	50,000,000	50,000,000

Citibank, NA		0.24%		11/28/11	103,000,000	103,000,000
		0.23%		11/29/11	45,000,000	45,000,000
		0.27%		12/13/11	10,000,000	10,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia		0.19%		10/21/11	25,000,000	25,000,000

Credit Suisse AG		0.19%		10/06/11	60,000,000	60,000,000
		0.19%		10/27/11	17,000,000	17,000,000

Lloyds TSB Bank PLC		0.45%		10/04/11	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		10/03/11	78,000,000	78,000,000

Mizuho Corporate Bank Ltd		0.15%		10/06/11	136,000,000	136,000,000
		0.14%		10/07/11	2,000,000	2,000,000

National Australia Bank Ltd		0.25%		11/07/11	5,000,000	5,000,000
		0.23%		12/06/11	79,000,000	79,000,000
		0.23%		12/08/11	57,000,000	57,000,000

Nordea Bank Finland PLC		0.25%		11/15/11	28,000,000	28,000,000
		0.25%		11/28/11	25,000,000	25,000,000

Rabobank Nederland		0.40%		10/18/11	128,000,000	128,009,013

Royal Bank of Scotland PLC		0.23%		10/26/11	50,000,000	50,000,000
		0.23%		10/27/11	188,000,000	188,000,000
		0.24%		11/01/11	4,000,000	4,000,000
		0.58%		02/17/12	3,000,000	3,000,000
		0.81%		04/19/12	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.31%		11/16/11	56,000,000	56,000,000

Societe Generale		0.50%		10/03/11	20,000,000	20,000,000

State Street Bank & Trust Company, NA		0.14%		10/28/11	91,000,000	91,000,000
		0.14%		11/01/11	2,000,000	2,000,000
		0.25%		12/12/11	13,000,000	13,000,000

Sumitomo Mitsui Banking Corp		0.15%		10/03/11	66,000,000	66,000,000
		0.17%		10/06/11	5,000,000	5,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	142,000,000	142,000,000
		0.17%		10/06/11	1,000,000	1,000,000

Svenska Handelsbanken AB		0.21%		10/04/11	8,000,000	8,000,003

Toronto-Dominion Bank		0.28%		11/08/11	47,000,000	47,004,208
		0.20%		11/28/11	11,000,000	11,000,000
		0.18%		11/29/11	65,000,000	65,000,000
		0.22%		12/06/11	57,000,000	57,000,000
		0.21%		12/12/11	72,000,000	72,000,000
		0.23%		12/21/11	2,000,000	2,000,000
		0.22%		01/04/12	93,000,000	93,000,000
		0.21%		01/09/12	110,000,000	110,000,000
		0.38%		03/27/12	2,000,000	2,000,000

UBS AG		0.26%		12/14/11	43,000,000	43,000,000

Union Bank, NA		0.19%		10/20/11	55,000,000	55,000,000
		0.26%		12/09/11	2,000,000	2,000,000

Westpac Banking Corp		0.23%		12/08/11	24,000,000	24,000,000

						2,909,013,224

Government Agency Debt 14.5%
Fannie Mae		0.09%		10/11/11	100,000,000	99,997,500

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.04%		10/12/11	1,000,000	999,989
		0.04%		10/17/11	15,000,000	14,999,767
		0.10%		10/17/11	20,000,000	19,999,111
		0.03%		10/26/11	3,000,000	2,999,937
		0.03%		11/09/11	1,000,000	999,967
		0.03%		11/23/11	20,000,000	19,999,264
		0.02%		12/01/11	2,400,000	2,399,919
		0.04%		01/18/12	3,000,000	2,999,682

Federal Home Loan Bank		0.01%		10/05/11	2,000,000	1,999,998
		0.04%		10/05/11	114,000,000	113,999,493
		0.04%		10/06/11	27,000,000	26,999,869
		0.03%		10/07/11	195,000,000	194,999,025
		0.02%		10/11/11	40,000,000	39,999,778
		0.04%		10/12/11	2,000,000	1,999,976
		0.05%		10/12/11	9,900,000	9,899,864
		0.02%		10/21/11	7,000,000	6,999,922
		0.00%		10/25/11	19,000,000	18,999,987
		0.02%		10/26/11	30,000,000	29,999,583
		0.02%		11/04/11	15,000,000	14,999,717
		0.04%		11/04/11	4,000,000	3,999,849
		0.04%		11/09/11	15,000,000	14,999,431
		0.04%		11/14/11	15,000,000	14,999,358
		0.03%		11/18/11	7,000,000	6,999,720
		0.06%		11/18/11	74,000,000	73,994,573
		0.02%		11/23/11	55,000,000	54,998,381
		0.02%		11/25/11	95,000,000	94,997,823

Freddie Mac		0.03%		10/03/11	2,000,000	1,999,997
		0.03%		10/04/11	8,300,000	8,299,979
		0.04%		10/04/11	9,700,000	9,699,968
		0.05%		10/12/11	10,000,000	9,999,847
		0.02%		10/14/11	34,000,000	33,999,754
		0.04%		10/18/11	25,000,000	24,999,587
		0.01%		10/24/11	51,000,000	50,999,837
		0.04%		11/09/11	66,000,000	65,997,497
		0.03%		11/16/11	62,000,000	61,997,623
		0.04%		12/19/11	14,000,000	13,998,925

Straight A Funding, LLC	a,b,c,f	0.16%		10/06/11	97,000,000	96,997,844
	a,b,c,f	0.16%		10/11/11	50,000,000	49,997,778
	a,b,c,f	0.19%		11/14/11	37,000,000	36,991,408
	a,b,c,f	0.19%		11/17/11	85,000,000	84,978,915
	a,b,c,f	0.19%		11/21/11	65,793,000	65,775,291
	a,b,c,f	0.19%		11/28/11	30,000,000	29,990,817
	a,b,c,f	0.19%		11/29/11	175,152,000	175,097,460
	a,b,c,f	0.19%		12/01/11	110,362,000	110,326,469
	a,b,c,f	0.19%		12/02/11	43,994,000	43,979,605
	a,b,c,f	0.19%		12/05/11	25,000,000	24,991,424
	a,b,c,f	0.19%		12/08/11	78,354,000	78,325,879
	a,b,c,f	0.19%		12/14/11	11,000,000	10,995,704
	a,b,c,f	0.19%		12/19/11	85,322,000	85,286,426

						2,067,009,517

Other Instrument 0.4%
Royal Bank of Canada	j	0.01%		10/07/11	40,000,000	40,000,000

Wells Fargo Bank, NA	j	0.03%		10/04/11	13,000,000	13,000,000

						53,000,000

Other Note 3.7%
Bank of America, NA	h	0.26%		10/03/11	71,000,000	71,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	h	0.20%		10/04/11	34,000,000	34,000,000
	h	0.20%		10/06/11	9,000,000	9,000,000
	h	0.25%		11/02/11	65,000,000	65,000,000
	h	0.25%		11/03/11	20,000,000	20,000,000
	h	0.25%		11/04/11	250,000,000	250,000,000
	h	0.30%		12/19/11	50,000,000	50,000,000
	h	0.31%		01/09/12	30,000,000	30,000,000

						529,000,000

Total Fixed-Rate Obligations
(Cost $9,912,946,423)						9,912,946,423

Variable-Rate Obligations 11.2% of net assets

Certificate of Deposit 7.4%
Barclays Bank PLC		0.73%		10/17/11	85,000,000	85,000,000
		0.63%	10/17/11	02/16/12	30,000,000	30,000,000

Canadian Imperial Bank of Commerce
		0.29%	10/28/11	12/28/11	37,000,000	37,000,000
		0.27%	10/03/11	01/03/12	126,000,000	126,000,000
		0.30%	10/07/11	07/09/12	44,000,000	44,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	87,000,000	87,000,000

Rabobank Nederland		0.30%		10/07/11	13,000,000	13,000,000
		0.30%	10/05/11	12/05/11	100,000,000	100,000,000
		0.31%	10/26/11	03/26/12	58,000,000	58,000,000

Royal Bank of Canada		0.28%	10/03/11	04/09/12	131,000,000	131,000,000
		0.33%	10/03/11	04/12/12	175,000,000	175,000,000

Societe Generale		0.43%		10/11/11	60,000,000	60,000,000

Toronto-Dominion Bank		0.31%		10/28/11	45,000,000	45,000,000

UBS AG		0.63%		10/17/11	11,000,000	11,000,000

Westpac Banking Corp		0.31%	10/03/11	05/01/12	52,000,000	52,000,000
		0.31%	10/03/11	07/03/12	13,000,000	13,000,000

						1,067,000,000

Government Agency Debt 0.9%
Freddie Mac		0.15%	10/11/11	08/10/12	125,000,000	125,000,000

Variable Rate Demand Note 0.9%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.38%		10/07/11	17,550,000	17,550,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.33%		10/07/11	15,960,000	15,960,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.33%		10/07/11	20,000,000	20,000,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	70,000,000	70,000,000

						123,510,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 2.0%
Commonwealth Bank of Australia	c,i	0.40%	10/27/11	10/26/12	150,000,000	150,000,000

JPMorgan Chase Bank, NA	i	0.27%	10/21/11	10/19/12	129,000,000	129,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	3,759,257	3,759,257

						282,759,257

Total Variable-Rate Obligations
(Cost $1,598,269,257)						1,598,269,257

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.5% of net assets

Government Agency Repurchase Agreement 17.7%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $92,700,342, issued 09/30/11, due 10/07/11.		0.04%		10/07/11	90,000,700	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $136,238,978, issued 09/16/11, due 10/11/11.		0.14%		10/07/11	132,010,780	132,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $217,458,387, issued 09/26/11, due 12/12/11.		0.15%		10/07/11	209,009,579	209,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $219,475,819, issued 09/26/11, due 01/03/12.		0.17%		10/07/11	211,010,960	211,000,000

BNP Paribas
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $381,100,001, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	370,003,700	370,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,750,001, issued 09/16/11, due 10/18/11.		0.15%		10/07/11	125,010,938	125,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $253,874,862, issued 09/30/2011, due 10/03/2011.		0.06%		10/03/11	248,893,195	248,891,951
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,601,921, issued 09/30/2011, due 10/07/2011.		0.03%		10/07/11	80,000,467	80,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $77,250,387, issued 09/30/2011, due 10/03/2011.		0.04%		10/03/11	75,000,250	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000,022, issued 09/30/2011, due 10/03/2011.		0.07%		10/03/11	100,000,583	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $21,854,936, issued 09/22/2011, due 10/03/2011.		0.10%		10/03/11	21,000,642	21,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $229,840,001, issued 09/19/2011, due 10/03/2011.		0.12%		10/03/11	221,010,313	221,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $94,895,865, issued 08/31/2011, due 10/05/2011.		0.12%		10/05/11	91,010,617	91,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $154,500,001, issued 09/30/2011, due 10/03/2011.		0.08%		10/03/11	150,001,000	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $360,500,001, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	350,002,333	350,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $51,000,001, issued 09/30/11, due 10/03/11.		0.10%		10/03/11	50,000,417	50,000,000

						2,523,891,951

Treasury Repurchase Agreement 0.5%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $71,400,019, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	70,000,292	70,000,000

Other Repurchase Agreement 1.3%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $5,250,002, issued 09/30/11, due 10/03/11.		0.28%		10/03/11	5,000,117	5,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $14,700,011, issued 06/24/11, due 10/24/11.	d	0.57%		10/24/11	14,027,043	14,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $130,200,011, issued 06/27/11, due 10/25/11.	d	0.57%		10/25/11	124,235,600	124,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $36,750,007, issued 07/14/11, due 10/27/11.	d	0.50%		10/27/11	35,051,042	35,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $12,600,003, issued 06/02/11, due 11/01/11.	d	0.60%		11/01/11	12,030,400	12,000,000

						190,000,000

Total Repurchase Agreements
(Cost $2,783,891,951)						2,783,891,951

End of Investments.

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

At 09/30/11, the tax basis cost of the fund’s investments was $14,295,107,631.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,506,705,636 or 31.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $188,759,257 or 1.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

GO —	General obligation
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47697SEP11

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.3%	Fixed-Rate Obligations	23,029,056,970	23,029,056,970
12.6%	Variable-Rate Obligations	4,114,185,140	4,114,185,140
17.1%	Repurchase Agreements	5,612,731,872	5,612,731,872

100.0%	Total Investments	32,755,973,982	32,755,973,982
0.0%	Other Assets and Liabilities, Net		6,527,100

100.0%	Net Assets		32,762,501,082

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.3% of net assets

Asset Backed Commercial Paper 17.2%
Amsterdam Funding Corp	a,b,c	0.22%		10/05/11	52,000,000	51,998,729
	a,b,c	0.22%		10/24/11	23,000,000	22,996,767
	a,b,c	0.27%		11/07/11	94,000,000	93,973,915

Argento Variable Funding Co, LLC	a,b,c	0.27%		10/26/11	197,000,000	196,963,063
	a,b,c	0.27%		10/27/11	103,000,000	102,979,915
	a,b,c	0.28%		11/01/11	39,000,000	38,990,597
	a,b,c	0.44%		02/06/12	150,000,000	149,765,333

Atlantis One Funding Corp	a,b,c	0.20%		10/11/11	85,000,000	84,995,278
	a,b,c	0.27%		11/22/11	113,000,000	112,955,930
	a,b,c	0.27%		11/29/11	104,000,000	103,953,980
	a,b,c	0.26%		12/20/11	1,000,000	999,422

CAFCO, LLC	a,b,c	0.26%		11/22/11	55,000,000	54,979,344
	a,b,c	0.28%		12/02/11	38,000,000	37,981,676
	a,b,c	0.29%		12/14/11	50,000,000	49,970,194
	a,b,c	0.31%		01/17/12	95,000,000	94,911,650
	a,b,c	0.31%		01/18/12	3,000,000	2,997,184
	a,b,c	0.37%		01/25/12	17,000,000	16,979,732
	a,b,c	0.40%		02/01/12	73,000,000	72,900,233
	a,b,c	0.39%		02/03/12	18,000,000	17,975,625

Cancara Asset Securitisation, LLC	a,b,c	0.27%		10/27/11	59,000,000	58,988,495
	a,b,c	0.27%		10/28/11	98,000,000	97,980,155
	a,b,c	0.40%		11/01/11	32,000,000	31,988,978
	a,b,c	0.28%		11/03/11	130,000,000	129,966,633

Chariot Funding, LLC	a,b,c	0.16%		10/06/11	25,000,000	24,999,444
	a,b,c	0.19%		10/18/11	25,000,000	24,997,757
	a,b,c	0.15%		10/19/11	47,009,000	47,005,474
	a,b,c	0.19%		10/28/11	23,000,000	22,996,723
	a,b,c	0.22%		11/14/11	12,000,000	11,996,773

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.19%		11/16/11	62,200,000	62,184,899
	a,b,c	0.22%		12/19/11	48,500,000	48,477,117

Ciesco, LLC	a,b,c	0.19%		10/05/11	62,000,000	61,998,691
	a,b,c	0.25%		11/21/11	100,000,000	99,964,583
	a,b,c	0.26%		11/22/11	49,000,000	48,981,598
	a,b,c	0.29%		12/01/11	4,000,000	3,998,034
	a,b,c	0.31%		01/17/12	99,000,000	98,907,930

CRC Funding, LLC	a,b,c	0.25%		12/05/11	62,000,000	61,972,014
	a,b,c	0.29%		12/14/11	48,000,000	47,971,387
	a,b,c	0.31%		01/12/12	146,000,000	145,870,506
	a,b,c	0.31%		01/17/12	7,000,000	6,993,490
	a,b,c	0.40%		02/01/12	54,000,000	53,926,200

Fairway Finance Co, LLC	a,b,c	0.19%		10/07/11	25,000,000	24,999,208
	a,b,c	0.19%		11/02/11	10,000,000	9,998,311

Falcon Asset Securitization Corp	a,b,c	0.17%		10/04/11	74,000,000	73,998,952
	a,b,c	0.19%		10/07/11	80,000,000	79,997,467
	a,b,c	0.16%		10/13/11	32,000,000	31,998,293
	a,b,c	0.15%		10/21/11	20,000,000	19,998,333
	a,b,c	0.19%		10/25/11	41,000,000	40,994,807

Govco, LLC	a,b,c	0.19%		10/04/11	30,000,000	29,999,525
	a,b,c	0.19%		10/07/11	36,000,000	35,998,860
	a,b,c	0.19%		10/13/11	108,000,000	107,993,160
	a,b,c	0.19%		10/17/11	50,000,000	49,995,778
	a,b,c	0.19%		10/18/11	81,000,000	80,992,733
	a,b,c	0.19%		10/20/11	42,000,000	41,995,788
	a,b,c	0.19%		10/21/11	49,000,000	48,994,828
	a,b,c	0.24%		10/24/11	4,000,000	3,999,387
	a,b,c	0.25%		10/27/11	52,500,000	52,490,521
	a,b,c	0.25%		10/31/11	18,000,000	17,996,250
	a,b,c	0.26%		10/31/11	109,000,000	108,976,383
	a,b,c	0.25%		11/01/11	7,500,000	7,498,385
	a,b,c	0.26%		11/07/11	19,000,000	18,994,923
	a,b,c	0.26%		11/15/11	49,000,000	48,984,075
	a,b,c	0.32%		11/29/11	126,000,000	125,933,920
	a,b,c	0.30%		12/22/11	6,000,000	5,995,900
	a,b,c	0.32%		01/03/12	10,000,000	9,991,644
	a,b,c	0.32%		01/04/12	70,000,000	69,940,889

Grampian Funding, LLC	a,b,c	0.33%		11/07/11	47,000,000	46,984,059
	a,b,c	0.38%		11/18/11	80,000,000	79,959,467
	a,b,c	0.43%		02/02/12	45,000,000	44,933,350

Jupiter Securitization Corp	a,b,c	0.16%		10/07/11	25,000,000	24,999,333
	a,b,c	0.19%		10/11/11	200,000,000	199,989,444
	a,b,c	0.19%		10/14/11	65,000,000	64,995,540
	a,b,c	0.15%		10/17/11	50,000,000	49,996,667
	a,b,c	0.19%		10/17/11	34,000,000	33,997,129
	a,b,c	0.15%		10/18/11	13,005,000	13,004,079
	a,b,c	0.16%		10/19/11	33,000,000	32,997,360
	a,b,c	0.19%		10/25/11	43,000,000	42,994,553
	a,b,c	0.19%		10/26/11	74,000,000	73,990,236
	a,b,c	0.18%		11/22/11	21,908,000	21,902,304

Market Street Funding Corp	a,b,c	0.18%		10/04/11	39,000,000	38,999,415
	a,b,c	0.18%		10/06/11	12,000,000	11,999,700
	a,b,c	0.18%		10/07/11	9,000,000	8,999,730
	a,b,c	0.16%		10/18/11	34,000,000	33,997,431
	a,b,c	0.18%		10/21/11	28,000,000	27,997,200
	a,b,c	0.18%		10/25/11	1,000,000	999,880

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.20%		11/09/11	40,027,000	40,018,328
	a,b,c	0.21%		11/16/11	30,020,000	30,011,945
	a,b,c	0.21%		11/17/11	17,764,000	17,759,130
	a,b,c	0.22%		11/18/11	35,034,000	35,023,723
	a,b,c	0.22%		12/02/11	35,491,000	35,477,553
	a,b,c	0.21%		12/05/11	19,000,000	18,992,796
	a,b,c	0.23%		12/19/11	21,000,000	20,989,401
	a,b,c	0.23%		12/21/11	2,000,000	1,998,965
	a,b,c	0.22%		12/22/11	1,000,000	999,499

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		10/05/11	46,000,000	45,998,876
	a,b,c	0.22%		10/13/11	50,000,000	49,996,333

Old Line Funding, LLC	a,b,c	0.17%		10/12/11	50,000,000	49,997,403
	a,b,c	0.17%		10/20/11	37,358,000	37,354,648
	a,b,c	0.18%		10/20/11	10,000,000	9,999,050
	a,b,c	0.19%		10/26/11	50,000,000	49,993,403
	a,b,c	0.23%		12/08/11	33,780,000	33,765,325
	a,b,c	0.23%		12/15/11	14,020,000	14,013,282
	a,b,c	0.22%		12/20/11	55,000,000	54,973,111
	a,b,c	0.22%		12/21/11	65,600,000	65,567,528
	a,b,c	0.21%		01/05/12	45,036,000	45,010,780

Sheffield Receivables Corp	a,b,c	0.26%		10/25/11	8,000,000	7,998,613

Solitaire Funding, LLC	a,b,c	0.27%		11/07/11	100,000,000	99,972,250

Thunder Bay Funding, LLC	a,b,c	0.19%		11/03/11	18,439,000	18,435,789
	a,b,c	0.23%		12/06/11	39,028,000	39,011,543
	a,b,c	0.23%		12/14/11	23,289,000	23,277,990
	a,b,c	0.22%		12/21/11	48,000,000	47,976,240

Variable Funding Capital Corp	a,b,c	0.17%		10/14/11	3,000,000	2,999,816
	a,b,c	0.21%		12/05/11	38,000,000	37,985,592
	a,b,c	0.21%		12/07/11	46,000,000	45,982,022

Windmill Funding Corp	a,b,c	0.22%		10/05/11	36,000,000	35,999,120
	a,b,c	0.23%		10/21/11	89,000,000	88,988,628
	a,b,c	0.22%		10/24/11	34,525,000	34,520,147

						5,645,019,474

Financial Company Commercial Paper 10.1%
Australia & New Zealand Banking Group Ltd		0.20%		10/03/11	11,000,000	10,999,878
		0.25%		12/16/11	50,000,000	49,973,611

BNZ International Funding Ltd	a	0.26%		11/04/11	71,000,000	70,982,566

Citigroup Funding, Inc	a	0.25%		10/14/11	161,000,000	160,985,465
	a	0.30%		11/21/11	50,000,000	49,978,750

Commonwealth Bank of Australia	c	0.18%		10/20/11	50,000,000	49,995,382
	c	0.23%		11/14/11	50,000,000	49,985,944
	c	0.27%		12/06/11	170,000,000	169,917,408
	c	0.28%		12/15/11	40,000,000	39,977,083
	c	0.28%		12/16/11	145,000,000	144,914,289
	c	0.29%		12/21/11	117,000,000	116,924,974
	c	0.31%		01/20/12	12,000,000	11,988,530
	c	0.32%		01/20/12	91,000,000	90,910,213

DnB NOR Bank ASA		0.27%		11/28/11	69,500,000	69,469,768
		0.27%		12/01/11	72,000,000	71,967,670

General Electric Capital Corp		0.19%		12/02/11	183,000,000	182,940,118

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		12/28/11	285,000,000	284,825,833
		0.20%		01/09/12	93,000,000	92,948,333
		0.26%		01/11/12	104,000,000	103,923,387
		0.22%		01/18/12	155,000,000	154,896,753

Goldman Sachs Group, Inc		0.37%		12/15/11	58,000,000	57,955,292
		0.36%		12/20/11	54,000,000	53,956,800

HSBC USA, Inc		0.18%		11/21/11	14,000,000	13,996,529
		0.20%		12/01/11	149,000,000	148,950,768

ING (U.S.) Funding LLC	a	0.35%		11/29/11	85,000,000	84,951,243

JPMorgan Chase & Co		0.10%		10/04/11	12,000,000	11,999,900

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	164,000,000	163,996,356

Nordea North America, Inc	a	0.19%		10/04/11	30,000,000	29,999,525
	a	0.21%		10/04/11	31,000,000	30,999,470
	a	0.23%		12/07/11	126,000,000	125,946,065

Skandinaviska Enskilda Banken AB		0.25%		10/24/11	16,800,000	16,797,317

State Street Corp		0.19%		11/16/11	93,000,000	92,977,422
		0.19%		11/18/11	72,000,000	71,981,760

UBS Finance (Delaware), Inc	a	0.20%		10/06/11	2,000,000	1,999,944

Union Bank, NA		0.25%		11/21/11	29,000,000	28,989,729
		0.25%		12/01/11	8,000,000	7,996,611

Westpac Banking Corp	c	0.22%		11/01/11	50,000,000	49,990,528
	c	0.30%		01/03/12	251,000,000	250,803,383

Westpac Securities NZ Ltd	a,c	0.32%		12/01/11	82,000,000	81,956,233

						3,304,750,830

Other Commercial Paper 1.5%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	89,000,000	88,993,696
	a,c	0.15%		10/19/11	76,000,000	75,994,300
	a,c	0.11%		10/25/11	14,000,000	13,998,973
	a,c	0.10%		11/01/11	10,000,000	9,999,139

Danaher Corp	c	0.08%		10/07/11	50,000,000	49,999,334
	c	0.13%		10/11/11	6,000,000	5,999,783

Reckitt Benckiser Treasury Services PLC	a,c	0.20%		11/04/11	2,500,000	2,499,528
	a,c	0.35%		11/14/11	2,600,000	2,598,888
	a,c	0.35%		12/06/11	22,700,000	22,685,434
	a,c	0.46%		02/03/12	9,330,000	9,315,098
	a,c	0.46%		02/10/12	22,000,000	21,962,893
	a,c	0.52%		02/23/12	40,000,000	39,916,222
	a,c	0.47%		03/27/12	30,000,000	29,930,283

Univ of California
CP Series B		0.15%		11/01/11	53,000,000	52,993,154
		0.19%		12/12/11	52,000,000	51,980,240

						478,866,965

Certificate of Deposit 22.4%
Bank of Montreal		0.04%		10/07/11	212,000,000	212,000,000
		0.23%		11/16/11	8,000,000	8,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%		11/21/11	112,000,000	112,000,000
		0.25%		11/22/11	17,000,000	17,000,000
		0.22%		11/28/11	174,000,000	174,000,000

Bank of Nova Scotia		0.18%		10/03/11	10,000,000	10,000,000
		0.18%		10/04/11	60,000,000	60,000,000
		0.05%		10/07/11	2,000,000	2,000,000
		0.19%		10/21/11	31,000,000	31,000,000
		0.24%		11/08/11	296,000,000	296,000,000
		0.24%		11/17/11	148,000,000	148,000,000
		0.25%		11/17/11	5,000,000	5,000,000
		0.23%		11/21/11	115,000,000	115,000,000
		0.30%		12/05/11	65,000,000	65,000,000
		0.29%		12/20/11	30,000,000	30,000,000

Bank of the West		0.20%		10/19/11	97,000,000	97,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.15%		10/03/11	78,000,000	78,000,000

Barclays Bank PLC		0.30%		11/04/11	154,000,000	154,000,000
		0.47%		02/06/12	203,000,000	203,000,000
		0.66%		05/04/12	13,000,000	13,000,000

BNP Paribas		0.54%		11/02/11	199,000,000	199,000,000
		0.58%		02/09/12	224,000,000	224,000,000
		0.57%		02/13/12	12,000,000	12,000,000
		0.57%		02/17/12	127,000,000	127,000,000

Branch Banking & Trust Co		0.25%		11/02/11	82,000,000	82,000,000
		0.29%		02/10/12	114,000,000	114,000,000

Chase Bank USA, NA		0.15%		11/22/11	54,000,000	54,000,000

Citibank, NA		0.24%		11/28/11	159,000,000	159,000,000
		0.23%		11/29/11	57,000,000	57,000,000

Commonwealth Bank of Australia		0.19%		10/21/11	26,000,000	26,000,000

Credit Suisse AG		0.19%		10/06/11	88,000,000	88,000,000

DnB NOR Bank ASA		0.25%		12/06/11	81,000,000	81,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		10/03/11	195,000,000	195,000,000

Mizuho Corporate Bank Ltd		0.15%		10/06/11	221,000,000	221,000,000

National Australia Bank Ltd		0.20%		10/03/11	83,000,000	83,000,000
		0.20%		10/04/11	122,000,000	122,000,000
		0.25%		11/07/11	7,000,000	7,000,000

Nordea Bank Finland PLC		0.25%		11/15/11	211,000,000	211,000,000

Royal Bank of Scotland PLC		0.58%		02/17/12	141,000,000	141,000,000
		0.82%		04/19/12	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.29%		10/07/11	61,000,000	60,999,796
		0.31%		11/16/11	7,000,000	7,000,000

Societe Generale		0.50%		10/03/11	554,000,000	554,000,000
		0.41%		10/18/11	11,000,000	11,000,000

State Street Bank & Trust Company, NA		0.14%		10/28/11	99,000,000	99,000,000
		0.14%		11/01/11	143,000,000	143,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sumitomo Mitsui Banking Corp		0.15%		10/03/11	82,000,000	82,000,000
		0.17%		10/06/11	81,000,000	81,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	177,000,000	177,000,000
		0.16%		10/07/11	146,000,000	146,000,000

Svenska Handelsbanken AB		0.20%		10/12/11	67,000,000	67,000,000

Toronto-Dominion Bank		0.15%		10/17/11	150,000,000	150,000,000
		0.18%		11/29/11	89,000,000	89,000,000
		0.21%		12/09/11	348,000,000	348,000,000
		0.23%		12/21/11	119,000,000	119,000,000
		0.22%		01/04/12	113,000,000	113,000,000
		0.21%		01/09/12	240,000,000	240,000,000
		0.21%		01/19/12	101,000,000	101,000,000
		0.38%		03/27/12	136,000,000	136,000,000

UBS AG		0.22%		10/05/11	188,000,000	188,000,000
		0.28%		12/13/11	175,000,000	175,000,000

Union Bank, NA		0.26%		12/08/11	25,000,000	25,000,000
		0.26%		12/12/11	68,000,000	68,000,000

Westpac Banking Corp		0.33%		10/04/11	124,000,000	124,000,155

						7,344,999,951

Government Agency Debt 14.4%
Fannie Mae		0.04%		10/04/11	6,768,000	6,767,977
		0.04%		10/05/11	24,200,000	24,199,892
		0.09%		10/11/11	88,000,000	87,997,800
		0.04%		10/12/11	10,000,000	9,999,893
		0.04%		10/17/11	35,000,000	34,999,456
		0.10%		10/17/11	75,000,000	74,996,667
		0.03%		11/02/11	80,912,000	80,909,842
		0.03%		11/09/11	24,041,000	24,040,219
		0.03%		12/07/11	25,350,000	25,348,821
		0.03%		01/17/12	5,000,000	4,999,550
		0.04%		01/18/12	28,855,000	28,851,942

Federal Home Loan Bank		0.03%		10/04/11	25,000,000	24,999,938
		0.01%		10/05/11	101,000,000	100,999,888
		0.04%		10/05/11	50,000,000	49,999,778
		0.04%		10/06/11	96,000,000	95,999,533
		0.02%		10/07/11	7,000,000	6,999,977
		0.03%		10/07/11	82,000,000	81,999,590
		0.04%		10/12/11	75,000,000	74,999,084
		0.05%		10/12/11	4,000,000	3,999,945
		0.05%		10/14/11	10,000,000	9,999,819
		0.02%		10/21/11	33,000,000	32,999,633
		0.03%		10/28/11	34,000,000	33,999,363
		0.01%		11/02/11	203,000,000	202,998,196
		0.02%		11/02/11	30,000,000	29,999,467
		0.03%		11/02/11	60,000,000	59,998,400
		0.04%		11/04/11	226,000,000	225,992,529
		0.02%		11/09/11	24,400,000	24,399,471
		0.04%		11/14/11	7,000,000	6,999,701
		0.04%		11/15/11	4,000,000	3,999,825
		0.02%		11/16/11	132,500,000	132,496,614
		0.02%		11/18/11	13,112,000	13,111,650
		0.03%		11/18/11	164,000,000	163,993,440
		0.06%		11/18/11	40,000,000	39,997,067
		0.02%		11/23/11	15,000,000	14,999,558
		0.02%		12/02/11	2,200,000	2,199,924

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.02%		12/09/11	2,050,000	2,049,921
		0.03%		12/09/11	55,000,000	54,996,838
		0.02%		12/16/11	9,000,000	8,999,625

Freddie Mac		0.02%		10/14/11	152,000,000	151,998,902
		0.04%		10/18/11	50,000,000	49,999,174
		0.03%		11/03/11	287,300,000	287,292,099
		0.03%		11/04/11	4,000,000	3,999,887
		0.04%		11/08/11	100,000,000	99,996,306
		0.02%		11/10/11	30,000,000	29,999,333
		0.03%		11/16/11	48,000,000	47,998,160
		0.03%		12/12/11	21,000,000	20,998,740
		0.04%		12/19/11	82,000,000	81,993,702

Straight A Funding, LLC	a,b,c,f	0.16%		10/04/11	15,536,000	15,535,793
	a,b,c,f	0.19%		11/14/11	175,546,000	175,505,234
	a,b,c,f	0.19%		11/16/11	50,000,000	49,987,861
	a,b,c,f	0.19%		11/17/11	100,058,000	100,033,180
	a,b,c,f	0.19%		11/28/11	167,938,000	167,886,592
	a,b,c,f	0.19%		11/29/11	100,000,000	99,968,861
	a,b,c,f	0.19%		11/30/11	80,091,000	80,065,638
	a,b,c,f	0.19%		12/01/11	350,000,000	349,887,319
	a,b,c,f	0.19%		12/02/11	204,345,000	204,278,133
	a,b,c,f	0.19%		12/05/11	131,000,000	130,955,060
	a,b,c,f	0.19%		12/06/11	50,056,000	50,038,564
	a,b,c,f	0.19%		12/07/11	135,000,000	134,952,263
	a,b,c,f	0.19%		12/08/11	35,000,000	34,987,439
	a,b,c,f	0.19%		12/13/11	47,709,000	47,690,619
	a,b,c,f	0.19%		12/14/11	326,000,000	325,872,679
	a,b,c,f	0.19%		12/19/11	35,000,000	34,985,406
	a,b,c,f	0.19%		12/20/11	35,000,000	34,985,222

						4,719,232,999

Other Instrument 0.9%
Citibank, NA	j	0.10%		10/07/11	200,000,000	200,000,000

Royal Bank of Canada	j	0.01%		10/07/11	95,000,000	95,000,000

						295,000,000

Other Note 3.6%
Bank of America, NA	h	0.26%		10/03/11	140,000,000	140,000,000
	h	0.20%		10/04/11	20,000,000	20,000,000
	h	0.24%		10/06/11	100,000,000	100,000,000
	h	0.22%		10/12/11	200,000,000	200,000,000
	h	0.24%		11/01/11	75,000,000	75,000,000
	h	0.25%		11/02/11	214,000,000	214,000,000
	h	0.25%		11/03/11	100,000,000	100,000,000
	h	0.28%		11/08/11	3,000,000	3,000,000
	h	0.27%		11/17/11	55,000,000	55,000,000
	h	0.31%		01/09/12	275,000,000	275,000,000

						1,182,000,000

Treasury Debt 0.2%
United States Treasury Department		1.13%		01/15/12	59,000,000	59,186,751

Total Fixed-Rate Obligations
(Cost $23,029,056,970)						23,029,056,970

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 12.6% of net assets

Financial Company Commercial Paper 0.3%
Commonwealth Bank of Australia	c	0.40%	12/22/11	06/22/12	57,000,000	56,997,273

JP Morgan Chase & Co		0.26%	10/13/11	03/13/12	33,000,000	33,000,000

						89,997,273

Certificate of Deposit 8.3%
Barclays Bank PLC		0.73%		10/17/11	23,000,000	23,000,000
		0.63%	10/17/11	02/16/12	18,000,000	18,000,000

Canadian Imperial Bank of Commerce
		0.29%	10/28/11	12/28/11	355,000,000	355,000,000
		0.27%	10/03/11	01/03/12	12,000,000	12,000,000
		0.32%	10/21/11	07/23/12	126,000,000	126,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	268,000,000	268,000,000

National Australia Bank Ltd		0.25%		10/05/11	42,000,000	42,000,000

Rabobank Nederland		0.30%		10/07/11	71,000,000	71,000,000
		0.30%	10/05/11	12/05/11	150,000,000	150,000,000
		0.30%	10/06/11	01/06/12	120,000,000	120,000,000
		0.31%	10/26/11	03/26/12	263,000,000	263,000,000
		0.29%	10/03/11	05/02/12	26,000,000	26,000,000

Royal Bank of Canada		0.27%	10/05/11	03/05/12	321,000,000	321,000,000
		0.28%	10/03/11	03/27/12	257,000,000	257,000,000
		0.28%	10/03/11	04/09/12	93,000,000	93,000,000
		0.33%	10/03/11	04/12/12	81,000,000	81,000,000

Toronto-Dominion Bank		0.31%		10/28/11	90,000,000	90,000,000

UBS AG		0.63%		10/17/11	6,000,000	6,000,000

Westpac Banking Corp		0.31%	10/11/11	01/10/12	215,000,000	215,000,000
		0.31%	10/03/11	05/01/12	169,000,000	169,000,000

						2,706,000,000

Government Agency Debt 0.7%
Freddie Mac		0.15%	10/11/11	08/10/12	220,000,000	220,000,000

Variable Rate Demand Note 1.1%
Houston
First Lien Refunding RB Series 2008D1	a	0.21%	10/06/11	10/07/11	44,000,000	44,000,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.22%		10/07/11	3,000,000	3,000,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	261,000,000	261,000,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.29%		10/07/11	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.29%		10/07/11	24,230,000	24,230,000

						364,230,000

Other Note 1.9%
Bank of America, NA	h	0.55%	10/24/11	08/22/12	174,000,000	174,000,000

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JPMorgan Chase Bank, NA	i	0.28%	10/18/11	10/18/12	110,000,000	110,000,000
	i	0.27%	10/21/11	10/19/12	250,000,000	250,000,000

Westpac Banking Corp	c,i	0.40%	10/28/11	10/26/12	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	3,957,867	3,957,867

						637,957,867

Other Municipal Debt 0.3%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.30%	10/03/11	07/01/12	96,000,000	96,000,000

Total Variable-Rate Obligations
(Cost $4,114,185,140)						4,114,185,140

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.1% of net assets

Government Agency Repurchase Agreement 13.8%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $206,000,319, issued 09/30/11, due 10/07/11.		0.04%		10/07/11	200,001,556	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $76,501,049, issued 09/22/11, due 10/21/11.		0.12%		10/07/11	75,003,750	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $267,669,924, issued 09/16/11, due 10/11/11.		0.14%		10/07/11	257,020,988	257,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $110,897,586, issued 09/26/11, due 12/12/11.		0.15%		10/07/11	107,004,904	107,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $281,840,001, issued 09/26/11, due 01/03/12.		0.17%		10/07/11	271,014,077	271,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $875,500,000, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	850,008,500	850,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,750,000, issued 09/16/11, due 10/18/11.		0.15%		10/07/11	125,010,937	125,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $93,567,232, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	91,732,331	91,731,872
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $188,700,069, issued 09/30/2011, due 10/07/2011.		0.03%		10/07/11	185,001,079	185,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $103,000,387, issued 09/30/11, due 10/03/11.		0.04%		10/03/11	100,000,333	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,000,009, issued 09/30/11, due 10/03/11.		0.07%		10/03/11	200,001,167	200,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $52,053,365 issued 09/21/2011, due 10/03/2011.		0.10%		10/03/11	50,001,667	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $39,560,558 issued 09/22/2011, due 10/03/2011.		0.10%		10/03/11	38,001,161	38,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $403,675,317, issued 09/19/2011, due 10/03/2011.		0.12%		10/03/11	388,018,107	388,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $73,500,000, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	70,000,292	70,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $412,000,001, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	400,002,667	400,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $824,000,001, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	800,005,333	800,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $306,000,001, issued 09/30/11, due 10/03/11.		0.10%		10/03/11	300,002,500	300,000,000

						4,507,731,872

Treasury Repurchase Agreement 2.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $673,200,001, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	660,002,750	660,000,000

Other Repurchase Agreement 1.3%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $21,000,003, issued 09/30/11, due 10/03/11.		0.28%		10/03/11	20,000,467	20,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $46,200,059, issued 06/07/11, due 10/05/11.		0.55%		10/05/11	44,080,666	44,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $47,250,019, issued 07/01/11, due 10/14/11.	d	0.50%		10/14/11	45,065,625	45,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $69,300,006, issued 06/06/11, due 11/07/11.	d	0.60%		11/07/11	66,169,400	66,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $47,250,017, issued 06/07/11, due 11/07/11.	d	0.60%		11/07/11	45,114,750	45,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $15,750,082, issued 07/19/11, due 11/16/11.	d	0.56%		11/16/11	15,028,000	15,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $52,500,012, issued 08/02/11, due 11/29/11.	d	0.57%		11/29/11	50,094,208	50,000,000

10

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Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $168,000,024, issued 09/15/11, due 01/03/12.	d	0.65%		01/03/12	160,317,778	160,000,000

						445,000,000

Total Repurchase Agreements
(Cost $5,612,731,872)						5,612,731,872

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $32,755,973,982.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,535,848,015 or 29.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $384,957,867 or 1.2% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47711SEP11

12

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.2%	Fixed-Rate Obligations	14,260,238,312	14,260,238,312
12.8%	Variable-Rate Obligations	2,615,256,010	2,615,256,010
17.0%	Repurchase Agreements	3,455,356,624	3,455,356,624

100.0%	Total Investments	20,330,850,946	20,330,850,946
0.0%	Other Assets and Liabilities, Net		(8,417,210)

100.0%	Net Assets		20,322,433,736

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.2% of net assets

Asset Backed Commercial Paper 19.9%
Amsterdam Funding Corp	a,b,c	0.22%		10/05/11	5,000,000	4,999,878
	a,b,c	0.26%		10/20/11	21,000,000	20,997,118
	a,b,c	0.27%		11/07/11	24,000,000	23,993,340

Argento Variable Funding Co, LLC	a,b,c	0.44%		02/06/12	55,000,000	54,913,956

Atlantis One Funding Corp	a,b,c	0.27%		11/22/11	10,000,000	9,996,100
	a,b,c	0.27%		11/29/11	6,000,000	5,997,345
	a,b,c	0.27%		12/02/11	9,000,000	8,995,815
	a,b,c	0.25%		12/06/11	60,000,000	59,972,500
	a,b,c	0.26%		12/06/11	55,000,000	54,973,783
	a,b,c	0.26%		12/20/11	1,000,000	999,422

Barton Capital, LLC	a,b,c	0.55%		10/03/11	105,000,000	104,996,792

CAFCO, LLC	a,b,c	0.19%		10/06/11	17,000,000	16,999,551
	a,b,c	0.26%		11/17/11	25,000,000	24,991,514
	a,b,c	0.31%		01/23/12	37,000,000	36,963,678
	a,b,c	0.40%		02/01/12	22,000,000	21,969,933
	a,b,c	0.39%		02/03/12	78,000,000	77,894,375

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/03/11	75,000,000	74,998,958
	a,b,c	0.26%		10/14/11	170,000,000	169,984,039
	a,b,c	0.27%		10/26/11	55,000,000	54,989,688
	a,b,c	0.36%		12/13/11	10,000,000	9,992,700

Chariot Funding, LLC	a,b,c	0.16%		10/03/11	48,000,000	47,999,573
	a,b,c	0.19%		10/12/11	4,000,000	3,999,768
	a,b,c	0.19%		10/13/11	98,000,000	97,993,793

Ciesco, LLC	a,b,c	0.19%		10/14/11	14,000,000	13,999,039
	a,b,c	0.29%		12/01/11	9,000,000	8,995,578
	a,b,c	0.31%		01/17/12	32,000,000	31,970,240

 1

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.40%		02/01/12	100,000,000	99,863,333

CRC Funding, LLC	a,b,c	0.26%		11/10/11	48,000,000	47,986,133
	a,b,c	0.26%		11/17/11	43,000,000	42,985,404
	a,b,c	0.31%		01/18/12	2,000,000	1,998,123
	a,b,c	0.40%		02/01/12	188,000,000	187,743,067

Fairway Finance Co, LLC	a,b,c	0.19%		10/13/11	35,015,000	35,012,782
	a,b,c	0.19%		11/02/11	2,000,000	1,999,662

Falcon Asset Securitization Corp	a,b,c	0.16%		10/04/11	68,000,000	67,999,093
	a,b,c	0.16%		10/06/11	152,000,000	151,996,622
	a,b,c	0.19%		10/07/11	8,000,000	7,999,747
	a,b,c	0.16%		10/13/11	20,000,000	19,998,933
	a,b,c	0.15%		10/21/11	8,000,000	7,999,333
	a,b,c	0.19%		10/25/11	3,000,000	2,999,620

Govco, LLC	a,b,c	0.19%		10/11/11	62,000,000	61,996,728
	a,b,c	0.19%		10/13/11	54,000,000	53,996,580
	a,b,c	0.19%		10/14/11	49,000,000	48,996,638
	a,b,c	0.19%		10/18/11	17,000,000	16,998,475
	a,b,c	0.19%		10/21/11	67,000,000	66,992,928
	a,b,c	0.24%		10/24/11	2,000,000	1,999,693
	a,b,c	0.25%		11/01/11	140,000,000	139,969,861
	a,b,c	0.26%		11/07/11	18,000,000	17,995,190
	a,b,c	0.26%		11/15/11	28,000,000	27,990,900
	a,b,c	0.26%		11/16/11	3,000,000	2,999,003
	a,b,c	0.29%		11/29/11	16,000,000	15,992,271
	a,b,c	0.32%		11/29/11	3,000,000	2,998,551
	a,b,c	0.30%		12/22/11	8,000,000	7,994,533
	a,b,c	0.32%		01/03/12	53,000,000	52,955,716
	a,b,c	0.32%		01/04/12	1,000,000	999,156

Grampian Funding, LLC	a,b,c	0.42%		10/27/11	51,000,000	50,984,530
	a,b,c	0.33%		11/07/11	7,000,000	6,997,626
	a,b,c	0.38%		11/18/11	4,000,000	3,997,973
	a,b,c	0.43%		02/02/12	44,000,000	43,934,831

Jupiter Securitization Corp	a,b,c	0.16%		10/07/11	91,008,000	91,005,573
	a,b,c	0.16%		10/11/11	8,000,000	7,999,644
	a,b,c	0.19%		10/12/11	75,000,000	74,995,646
	a,b,c	0.16%		10/17/11	50,000,000	49,996,556
	a,b,c	0.15%		10/18/11	12,000,000	11,999,150

Market Street Funding Corp	a,b,c	0.18%		10/06/11	15,000,000	14,999,625
	a,b,c	0.19%		10/12/11	30,011,000	30,009,258
	a,b,c	0.19%		10/21/11	15,787,000	15,785,334
	a,b,c	0.18%		10/25/11	5,000,000	4,999,400
	a,b,c	0.18%		10/26/11	5,017,000	5,016,373
	a,b,c	0.21%		11/18/11	38,639,000	38,628,181
	a,b,c	0.21%		12/06/11	43,000,000	42,983,445
	a,b,c	0.22%		12/15/11	50,000,000	49,977,083
	a,b,c	0.23%		12/21/11	1,000,000	999,483

Old Line Funding, LLC	a,b,c	0.15%		10/04/11	37,014,000	37,013,537
	a,b,c	0.19%		10/07/11	50,000,000	49,998,417
	a,b,c	0.17%		10/20/11	15,000,000	14,998,654
	a,b,c	0.19%		10/26/11	50,000,000	49,993,403
	a,b,c	0.21%		11/14/11	84,500,000	84,478,312
	a,b,c	0.23%		12/08/11	57,201,000	57,176,149

Sheffield Receivables Corp	a,b,c	0.26%		10/24/11	20,000,000	19,996,678
	a,b,c	0.26%		10/25/11	82,000,000	81,985,787
	a,b,c	0.24%		12/09/11	25,000,000	24,988,500

2

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.26%		01/05/12	60,000,000	59,958,400

Solitaire Funding, LLC	a,b,c	0.27%		11/03/11	16,000,000	15,996,040
	a,b,c	0.27%		11/07/11	80,000,000	79,977,800

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.28%		10/17/11	71,000,000	70,991,164
	a,b,c	0.29%		10/17/11	29,000,000	28,996,262
	a,b,c	0.28%		10/18/11	109,000,000	108,985,588

Thunder Bay Funding, LLC	a,b,c	0.19%		10/20/11	65,302,000	65,295,452
	a,b,c	0.19%		11/01/11	50,000,000	49,991,819
	a,b,c	0.19%		11/03/11	50,000,000	49,991,292

Variable Funding Capital Corp	a,b,c	0.17%		10/06/11	35,000,000	34,999,174
	a,b,c	0.17%		10/14/11	21,000,000	20,998,711
	a,b,c	0.17%		10/25/11	6,000,000	5,999,320
	a,b,c	0.20%		11/28/11	29,000,000	28,990,656
	a,b,c	0.21%		12/05/11	30,000,000	29,988,625
	a,b,c	0.21%		12/07/11	7,000,000	6,997,264

Windmill Funding Corp	a,b,c	0.26%		10/19/11	169,000,000	168,978,030

						4,035,111,296

Financial Company Commercial Paper 7.8%
BNZ International Funding Ltd	a	0.26%		11/04/11	16,000,000	15,996,071

Citigroup Funding, Inc	a	0.21%		10/05/11	6,000,000	5,999,860
	a	0.25%		10/14/11	28,000,000	27,997,472

Commonwealth Bank of Australia	c	0.23%		11/14/11	15,300,000	15,295,699
	c	0.27%		12/06/11	60,000,000	59,970,850
	c	0.28%		12/15/11	23,000,000	22,986,823
	c	0.28%		12/16/11	37,000,000	36,978,129

Danske Corp	a,c	0.29%		10/28/11	80,000,000	79,982,600
	a,c	0.29%		11/03/11	1,000,000	999,734

DnB NOR Bank ASA		0.27%		12/01/11	43,000,000	42,980,692

General Electric Capital Corp		0.19%		11/21/11	75,000,000	74,979,813
		0.25%		12/13/11	7,000,000	6,996,451
		0.25%		12/19/11	3,000,000	2,998,354
		0.25%		01/04/12	105,000,000	104,930,729
		0.26%		01/11/12	111,000,000	110,918,230
		0.22%		01/18/12	223,000,000	222,851,457

Goldman Sachs Group, Inc		0.37%		12/15/11	11,000,000	10,991,521
		0.36%		12/20/11	60,000,000	59,952,000

HSBC USA, Inc		0.17%		10/24/11	8,000,000	7,999,131
		0.20%		12/01/11	93,000,000	92,969,271

ING (U.S.) Funding LLC	a	0.22%		10/06/11	45,000,000	44,998,625

Lloyds TSB Bank PLC		0.17%		10/21/11	7,000,000	6,999,358

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	72,000,000	71,998,400
	a	0.25%		11/04/11	22,000,000	21,994,806

Nordea North America, Inc	a	0.21%		10/24/11	4,000,000	3,999,463
	a	0.26%		11/21/11	25,000,000	24,990,792
	a	0.26%		11/29/11	47,000,000	46,979,973

 3

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.24%		10/24/11	15,000,000	14,997,700

Societe Generale North America, Inc	a	0.54%		02/13/12	39,000,000	38,921,025

State Street Corp		0.19%		11/16/11	5,000,000	4,998,786

Union Bank, NA		0.25%		11/21/11	45,000,000	44,984,063
		0.25%		12/01/11	23,000,000	22,990,257

Westpac Banking Corp	c	0.39%		02/21/12	180,000,000	179,724,725

Westpac Securities NZ Ltd	a,c	0.32%		12/01/11	52,000,000	51,972,245

						1,585,325,105

Other Commercial Paper 1.7%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	56,000,000	55,996,033
	a,c	0.15%		10/19/11	24,000,000	23,998,200
	a,c	0.15%		10/21/11	25,000,000	24,997,917
	a,c	0.11%		10/25/11	7,000,000	6,999,487
	a,c	0.10%		11/01/11	5,000,000	4,999,569

Danaher Corp	c	0.08%		10/07/11	40,000,000	39,999,467
	c	0.13%		10/11/11	8,000,000	7,999,711
	c	0.13%		10/18/11	29,000,000	28,998,220

Illinois Regional Transportation Auth
GO CP Sub Working Cash Notes	a	0.24%		10/27/11	19,500,000	19,500,000
	a	0.28%		12/01/11	7,000,000	7,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.20%		11/04/11	18,000,000	17,996,600
	a,c	0.20%		11/10/11	4,060,000	4,059,098
	a,c	0.35%		11/14/11	10,000,000	9,995,722
	a,c	0.35%		12/12/11	18,000,000	17,987,400
	a,c	0.35%		01/23/12	25,000,000	24,972,291
	a,c	0.52%		02/24/12	7,000,000	6,985,238

Univ of California
CP Series B		0.15%		11/08/11	6,000,000	5,999,050
		0.19%		12/13/11	34,000,000	33,986,900

						342,470,903

Certificate of Deposit 23.6%
Australia & New Zealand Banking Group Ltd		0.23%		12/07/11	103,000,000	103,000,000

Bank of Montreal		0.04%		10/07/11	21,000,000	21,000,000
		0.23%		11/16/11	175,000,000	175,000,000
		0.23%		11/21/11	103,000,000	103,000,000
		0.25%		11/22/11	61,000,000	61,000,000
		0.22%		11/28/11	4,000,000	4,000,000

Bank of Nova Scotia		0.05%		10/07/11	66,000,000	66,000,000
		0.24%		11/08/11	35,000,000	35,000,000
		0.25%		11/17/11	118,000,000	118,000,000
		0.22%		12/05/11	37,000,000	37,000,000
		0.22%		12/06/11	40,000,000	40,000,000
		0.22%		12/07/11	108,000,000	108,000,000
		0.24%		12/20/11	3,000,000	3,000,000
		0.25%		01/06/12	85,000,000	85,000,000

Bank of the West		0.24%		12/14/11	63,000,000	63,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.14%		10/05/11	105,000,000	105,000,000

4

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Bank PLC		0.30%		11/04/11	129,000,000	129,000,000
		0.47%		02/06/12	80,000,000	80,000,000

BNP Paribas		0.59%		12/02/11	10,900,000	10,903,460
		0.58%		02/09/12	24,000,000	24,000,000
		0.57%		02/17/12	13,000,000	13,000,000
		0.56%		03/08/12	21,000,000	21,000,000

Branch Banking & Trust Co		0.25%		11/02/11	50,000,000	50,000,000
		0.29%		02/10/12	34,000,000	34,000,000

Chase Bank USA, NA		0.15%		11/22/11	130,000,000	130,000,000

Citibank, NA		0.20%		10/21/11	11,000,000	11,000,000
		0.24%		11/28/11	53,000,000	53,000,000
		0.23%		11/29/11	10,000,000	10,000,000
		0.27%		12/20/11	153,000,000	153,000,000

Credit Suisse AG		0.19%		10/27/11	220,000,000	220,000,000
		0.20%		10/28/11	95,000,000	95,000,000

DnB NOR Bank ASA		0.25%		12/06/11	5,000,000	5,000,000

Mizuho Corporate Bank Ltd		0.15%		10/06/11	204,000,000	204,000,000

National Australia Bank Ltd		0.25%		11/07/11	5,000,000	5,000,000
		0.23%		12/06/11	87,000,000	87,000,000

Nordea Bank Finland PLC		0.25%		11/15/11	111,000,000	111,000,000
		0.25%		11/28/11	6,000,000	6,000,000

Rabobank Nederland		0.40%		10/18/11	46,000,000	46,003,239

Royal Bank of Scotland PLC		0.23%		10/26/11	74,000,000	74,000,000
		0.23%		10/27/11	106,000,000	106,000,000
		0.24%		11/01/11	87,000,000	87,000,000
		0.58%		02/17/12	16,000,000	16,000,000
		0.82%		04/19/12	61,000,000	61,000,000
		0.82%		04/27/12	35,000,000	35,000,000

Skandinaviska Enskilda Banken AB		0.31%		11/16/11	66,000,000	66,000,000

State Street Bank & Trust Company, NA		0.25%		12/12/11	256,000,000	256,000,000

Sumitomo Mitsui Banking Corp		0.15%		10/03/11	28,000,000	28,000,000
		0.17%		10/06/11	60,000,000	60,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	204,000,000	204,000,000

Svenska Handelsbanken AB		0.21%		10/04/11	105,000,000	105,000,044
		0.20%		10/12/11	9,000,000	9,000,000

Toronto-Dominion Bank		0.15%		10/17/11	150,000,000	150,000,000
		0.18%		10/17/11	95,000,000	95,000,843
		0.18%		11/28/11	31,000,000	31,000,000
		0.18%		11/29/11	181,000,000	181,000,000
		0.21%		12/09/11	186,000,000	186,000,000
		0.22%		01/04/12	50,000,000	50,000,000
		0.21%		01/19/12	188,000,000	188,000,000

UBS AG		0.28%		12/13/11	5,000,000	5,000,000
		0.26%		12/14/11	30,000,000	30,000,000

Union Bank, NA		0.26%		12/08/11	15,000,000	15,000,000

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Banking Corp		0.33%		10/04/11	8,000,000	8,000,010
		0.23%		12/08/11	118,000,000	118,000,000

						4,788,907,596

Government Agency Debt 13.8%
Fannie Mae		0.04%		10/03/11	16,300,000	16,299,964
		0.05%		10/03/11	17,720,000	17,719,951
		0.09%		10/11/11	200,000,000	199,995,000
		0.04%		10/12/11	19,000,000	18,999,797
		0.10%		10/17/11	65,000,000	64,997,111
		0.03%		10/19/11	3,600,000	3,599,946
		0.03%		10/26/11	2,600,000	2,599,946
		0.02%		11/09/11	3,300,000	3,299,946
		0.03%		11/09/11	13,100,000	13,099,574
		0.04%		11/09/11	111,400,000	111,395,776
		0.02%		11/10/11	2,000,000	1,999,967
		5.38%		11/15/11	11,911,000	11,986,748
		0.03%		01/17/12	4,000,000	3,999,640
		0.05%		01/17/12	1,200,000	1,199,820

Federal Home Loan Bank		0.04%		10/05/11	50,000,000	49,999,778
		0.04%		10/06/11	151,000,000	150,999,266
		0.04%		10/07/11	22,100,000	22,099,853
		0.05%		10/07/11	7,500,000	7,499,937
		0.04%		10/12/11	75,000,000	74,999,083
		0.05%		10/12/11	8,000,000	7,999,890
		0.05%		10/14/11	25,000,000	24,999,549
		0.00%		10/25/11	13,000,000	12,999,991
		0.03%		10/28/11	41,000,000	40,999,231
		0.01%		11/02/11	107,000,000	106,999,049
		0.04%		11/04/11	33,300,000	33,298,742
		0.04%		11/14/11	221,000,000	220,990,546
		0.04%		11/15/11	10,000,000	9,999,562
		0.03%		11/18/11	60,000,000	59,997,600
		4.88%		11/18/11	5,000,000	5,031,646
		0.02%		11/23/11	81,125,000	81,122,611
		0.04%		01/04/12	1,250,000	1,249,885
		0.05%		01/06/12	1,000,000	999,879
		0.05%		01/18/12	1,100,000	1,099,833

Freddie Mac		0.05%		10/03/11	46,452,000	46,451,884
		0.03%		10/04/11	1,000,000	999,998
		0.05%		10/06/11	4,200,000	4,199,971
		0.17%		10/07/11	2,400,000	2,399,932
		0.05%		10/11/11	12,491,000	12,490,827
		0.05%		10/12/11	13,000,000	12,999,801
		0.02%		10/14/11	13,000,000	12,999,906
		0.15%		10/17/11	17,000,000	16,998,867
		0.02%		10/24/11	9,000,000	8,999,885
		0.03%		11/04/11	196,000,000	195,994,447
		0.04%		11/09/11	19,000,000	18,999,280
		0.04%		12/19/11	45,000,000	44,996,544

Straight A Funding, LLC	a,b,c,f	0.19%		11/14/11	50,000,000	49,988,389
	a,b,c,f	0.19%		11/16/11	287,552,000	287,482,189
	a,b,c,f	0.19%		11/21/11	100,000,000	99,973,083
	a,b,c,f	0.19%		11/22/11	27,000,000	26,992,590
	a,b,c,f	0.19%		11/28/11	30,000,000	29,990,817
	a,b,c,f	0.19%		12/01/11	124,150,000	124,110,031
	a,b,c,f	0.19%		12/02/11	206,135,000	206,067,548
	a,b,c,f	0.19%		12/05/11	14,000,000	13,995,197
	a,b,c,f	0.19%		12/06/11	83,274,000	83,244,992
	a,b,c,f	0.19%		12/07/11	100,493,000	100,457,464

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c,f	0.19%		12/19/11	20,000,000	19,991,661

						2,805,404,420

Other Instrument 0.6%
Citibank, NA	j	0.10%		10/07/11	100,000,000	100,000,000

Royal Bank of Canada	j	0.01%		10/07/11	20,000,000	20,000,000

						120,000,000

Other Note 2.8%
Bank of America, NA	h	0.25%		10/03/11	100,000,000	100,000,000
	h	0.26%		10/03/11	25,000,000	25,000,000
	h	0.24%		10/13/11	15,000,000	15,000,000
	h	0.25%		11/02/11	107,000,000	107,000,000
	h	0.25%		11/03/11	25,000,000	25,000,000
	h	0.28%		11/08/11	140,000,000	140,000,000
	h	0.27%		11/17/11	40,000,000	40,000,000
	h	0.30%		12/19/11	125,000,000	125,000,000

						577,000,000

Treasury Debt 0.0%
United States Treasury Department		1.13%		01/15/12	6,000,000	6,018,992

Total Fixed-Rate Obligations
(Cost $14,260,238,312)						14,260,238,312

Variable-Rate Obligations 12.8% of net assets

Financial Company Commercial Paper 1.8%
Commonwealth Bank of Australia	c	0.31%	11/18/11	05/18/12	135,000,000	135,000,000
	c	0.40%	12/22/11	06/22/12	123,000,000	122,927,446

JP Morgan Chase & Co		0.26%	10/13/11	03/13/12	114,000,000	114,000,000

						371,927,446

Certificate of Deposit 7.5%
Barclays Bank PLC		0.73%		10/17/11	64,000,000	64,000,000

Canadian Imperial Bank of Commerce		0.29%	10/28/11	12/28/11	200,000,000	200,000,000
		0.32%	10/21/11	07/23/12	92,000,000	92,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	27,000,000	27,000,000

National Australia Bank Ltd		0.25%		10/05/11	119,000,000	119,000,000

Rabobank Nederland		0.30%		10/07/11	63,000,000	63,000,000
		0.30%	10/05/11	12/05/11	78,000,000	78,000,000
		0.29%	10/03/11	05/02/12	100,000,000	100,000,000

Royal Bank of Canada		0.27%	10/05/11	03/05/12	79,000,000	79,000,000
		0.28%	10/03/11	03/27/12	234,000,000	234,000,000
		0.28%	10/03/11	04/09/12	52,000,000	52,000,000
		0.33%	10/03/11	04/12/12	69,000,000	69,000,000

Societe Generale		0.43%		10/11/11	25,000,000	25,000,000

Toronto-Dominion Bank		0.31%		10/28/11	45,000,000	45,000,000

UBS AG		0.63%		10/17/11	92,000,000	92,000,000

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Banking Corp		0.31%	10/11/11	01/10/12	20,000,000	20,000,000
		0.31%	10/03/11	05/01/12	158,000,000	158,000,000

						1,517,000,000

Government Agency Debt 0.5%
Freddie Mac		0.15%	10/11/11	08/10/12	100,000,000	100,000,000

Variable Rate Demand Note 1.0%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.22%		10/07/11	1,000,000	1,000,000

Cleveland
Airport System Taxable Revenue Bonds Series 2008F	a	0.18%		10/07/11	29,000,000	29,000,000

Eagle Cnty, CO
Housing Facilities RB (The Thames at BC, LLC) Series 1999B	a	0.22%		10/07/11	2,000,000	2,000,000

Indiana Health & Educational Facility Financing Auth
Taxable Variable Rate Demand Revenue Bonds (Union Hospital) Series 2006B	a	0.18%		10/07/11	12,545,000	12,545,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.22%		10/07/11	2,885,000	2,885,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	140,000,000	140,000,000
Veterans Taxable Refunding Bonds Series 2010B	g	0.19%		10/07/11	13,070,000	13,070,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.29%		10/07/11	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.29%		10/07/11	1,090,000	1,090,000

						208,490,000

Other Note 1.9%
Bank of America, NA	h	0.55%	10/24/11	08/22/12	147,000,000	147,000,000

JPMorgan Chase Bank, NA	i	0.28%	10/18/11	10/18/12	90,000,000	90,000,000
	i	0.27%	10/21/11	10/19/12	47,000,000	47,000,000

Westpac Banking Corp	c,i	0.40%	10/28/11	10/26/12	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	3,838,564	3,838,564

						387,838,564

Other Municipal Debt 0.1%
Univ of California
General Revenue Bonds Series 2011 Y-2		0.30%	10/03/11	07/01/12	30,000,000	30,000,000

Total Variable-Rate Obligations
(Cost $2,615,256,010)						2,615,256,010

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.0% of net assets

Government Agency Repurchase Agreement 13.3%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,750,593, issued 09/30/11, due 10/07/11.		0.04%		10/07/11	125,000,972	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $417,040,000, issued 09/16/11, due 10/11/11.		0.14%		10/07/11	401,032,748	401,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $515,000,001, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	500,005,000	500,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $46,266,694, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	45,356,851	45,356,624
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $117,302,147, issued 09/30/11, due 10/07/11.		0.03%		10/07/11	115,000,671	115,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000,022, issued 09/30/11, due 10/03/11.		0.07%		10/03/11	100,000,583	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $27,057,777, issued 09/22/11, due 10/03/11.		0.10%		10/03/11	26,000,794	26,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $86,458,946, issued 09/26/11, due 10/03/11.		0.11%		10/03/11	83,001,775	83,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $252,840,554, issued 09/19/11, due 10/03/11.		0.12%		10/03/11	243,011,340	243,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $119,688,764, issued 08/30/11, due 10/04/11.		0.12%		10/04/11	115,013,417	115,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $52,500,001, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	50,000,208	50,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $206,000,000, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	200,001,333	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $515,000,001, issued 09/30/11, due 10/03/11.		0.08%		10/03/11	500,003,333	500,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $153,000,001, issued 09/30/11, due 10/03/11.		0.10%		10/03/11	150,001,250	150,000,000

 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $37,740,001, issued 09/16/11, due 10/17/11.		0.15%		10/17/11	37,004,779	37,000,000

						2,690,356,624

Treasury Repurchase Agreement 2.3%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $484,500,009, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	475,001,979	475,000,000

Other Repurchase Agreement 1.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,003, issued 09/30/11, due 10/03/11.		0.28%		10/03/11	15,000,350	15,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $36,750,002, issued 07/05/11, due 10/18/11.	d	0.50%		10/18/11	35,051,042	35,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,016, issued 06/02/11, due 11/01/11.	d	0.60%		11/01/11	30,076,000	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $68,250,002, issued 06/03/11, due 11/01/11.	d	0.60%		11/01/11	65,163,583	65,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $110,250,024, issued 07/19/11, due 11/16/11.	d	0.56%		11/16/11	105,196,000	105,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $42,000,023, issued 08/02/11, due 11/29/11.	d	0.57%		11/29/11	40,075,367	40,000,000

						290,000,000

Total Repurchase Agreements
(Cost $3,455,356,624)						3,455,356,624

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $20,330,850,946.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,303,067,025 or 31.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $278,838,564 or 1.4% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

GO —	General obligation
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

10

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47712SEP11

 11

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

66.2%		Fixed-Rate Obligations	591,041,077	591,041,077
13.6%		Variable-Rate Obligations	121,759,677	121,759,677
20.6%		Repurchase Agreements	183,366,277	183,366,277

100.4%		Total Investments	896,167,031	896,167,031
(0	.4)%	Other Assets and Liabilities, Net		(3,523,256)

100.0%		Net Assets		892,643,775

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 66.2% of net assets

Asset Backed Commercial Paper 19.3%
Amsterdam Funding Corp	a,b,c	0.26%		10/20/11	3,000,000	2,999,588
	a,b,c	0.27%		10/27/11	1,000,000	999,805

Argento Variable Funding Co, LLC	a,b,c	0.27%		10/25/11	4,000,000	3,999,280

Atlantis One Funding Corp	a,b,c	0.26%		12/06/11	8,000,000	7,996,187

Barton Capital, LLC	a,b,c	0.55%		10/03/11	5,000,000	4,999,847

CAFCO, LLC	a,b,c	0.31%		01/23/12	3,000,000	2,997,055
	a,b,c	0.40%		02/01/12	3,000,000	2,995,900
	a,b,c	0.39%		02/03/12	2,000,000	1,997,292

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/03/11	10,000,000	9,999,861
	a,b,c	0.27%		10/24/11	1,000,000	999,828
	a,b,c	0.27%		10/28/11	2,000,000	1,999,595

Chariot Funding, LLC	a,b,c	0.17%		10/05/11	5,888,000	5,887,889
	a,b,c	0.16%		10/06/11	5,000,000	4,999,889
	a,b,c	0.15%		10/19/11	1,000,000	999,925

Ciesco, LLC	a,b,c	0.31%		01/17/12	2,000,000	1,998,140
	a,b,c	0.40%		02/01/12	5,000,000	4,993,167

CRC Funding, LLC	a,b,c	0.26%		11/14/11	6,000,000	5,998,093
	a,b,c	0.31%		01/18/12	2,000,000	1,998,123
	a,b,c	0.40%		02/01/12	4,000,000	3,994,533

Fairway Finance Co, LLC	a,b,c	0.17%		10/19/11	6,000,000	5,999,490

Falcon Asset Securitization Corp	a,b,c	0.17%		10/04/11	1,000,000	999,986
	a,b,c	0.18%		10/06/11	9,000,000	8,999,775
	a,b,c	0.15%		10/21/11	4,000,000	3,999,667

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.26%		11/07/11	1,000,000	999,733
	a,b,c	0.26%		11/15/11	5,000,000	4,998,375
	a,b,c	0.26%		11/16/11	1,000,000	999,668
	a,b,c	0.29%		11/29/11	7,000,000	6,996,673
	a,b,c	0.32%		11/29/11	5,500,000	5,497,116
	a,b,c	0.30%		12/09/11	1,000,000	999,425
	a,b,c	0.40%		01/17/12	1,000,000	998,800

Grampian Funding, LLC	a,b,c	0.38%		11/18/11	2,000,000	1,998,987
	a,b,c	0.43%		02/02/12	1,000,000	998,519

Jupiter Securitization Corp	a,b,c	0.16%		10/11/11	6,750,000	6,749,700

Market Street Funding Corp	a,b,c	0.16%		10/18/11	1,000,000	999,924
	a,b,c	0.18%		10/21/11	2,000,000	1,999,800
	a,b,c	0.22%		11/18/11	4,000,000	3,998,827
	a,b,c	0.22%		12/02/11	1,000,000	999,621

Old Line Funding, LLC	a,b,c	0.18%		10/19/11	1,000,000	999,910
	a,b,c	0.19%		10/19/11	1,000,000	999,905
	a,b,c	0.17%		10/20/11	4,000,000	3,999,641
	a,b,c	0.19%		10/31/11	3,459,000	3,458,452
	a,b,c	0.22%		11/17/11	1,000,000	999,713
	a,b,c	0.22%		12/12/11	2,000,000	1,999,120

Solitaire Funding, LLC	a,b,c	0.27%		11/07/11	3,000,000	2,999,167

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.29%		10/17/11	5,059,000	5,058,348
	a,b,c	0.28%		10/18/11	3,000,000	2,999,603

Thunder Bay Funding, LLC	a,b,c	0.19%		10/20/11	5,016,000	5,015,497
	a,b,c	0.22%		12/02/11	3,000,000	2,998,863
	a,b,c	0.23%		12/06/11	1,000,000	999,578

Windmill Funding Corp	a,b,c	0.21%		10/03/11	1,000,000	999,988
	a,b,c	0.22%		10/05/11	4,000,000	3,999,902
	a,b,c	0.25%		10/13/11	3,000,000	2,999,750

						172,615,520

Financial Company Commercial Paper 10.0%
Australia & New Zealand Banking Group Ltd		0.25%		12/16/11	6,000,000	5,996,833

Citigroup Funding, Inc	a	0.20%		10/04/11	3,000,000	2,999,950
	a	0.25%		10/14/11	4,000,000	3,999,639

Commonwealth Bank of Australia	c	0.28%		12/16/11	4,000,000	3,997,636

DnB NOR Bank ASA		0.27%		12/01/11	3,000,000	2,998,653

General Electric Capital Corp		0.26%		01/11/12	8,000,000	7,994,107
		0.22%		01/18/12	12,000,000	11,992,007
		0.30%		02/27/12	2,000,000	1,997,517

Goldman Sachs Group, Inc		0.36%		12/20/11	2,000,000	1,998,400

HSBC USA, Inc		0.17%		10/24/11	4,000,000	3,999,565

ING (U.S.) Funding LLC	a	0.22%		10/06/11	4,000,000	3,999,878

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	6,000,000	5,999,867

Nordea North America, Inc	a	0.26%		11/29/11	1,000,000	999,574
	a	0.23%		12/07/11	3,000,000	2,998,716

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

RBS Holdings USA Inc	a,c	0.22%		10/26/11	2,000,000	1,999,694

Royal Bank of Scotland Plc		0.20%		10/21/11	1,000,000	999,889

Skandinaviska Enskilda Banken AB		0.24%		10/24/11	2,000,000	1,999,693

State Street Corp		0.22%		12/15/11	4,000,000	3,998,167

Westpac Banking Corp	c	0.27%		01/06/12	9,000,000	8,993,452
	c	0.48%		03/16/12	8,000,000	7,982,372
	c	0.47%		03/19/12	1,000,000	997,780

						88,943,389

Other Commercial Paper 1.5%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	4,000,000	3,999,717

Illinois Regional Transportation Auth
GO CP Sub Working Cash Notes	a	0.28%		12/01/11	3,000,000	3,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.46%		02/10/12	3,000,000	2,994,940

Univ of California
CP Series B		0.15%		11/02/11	3,000,000	2,999,600

						12,994,257

Certificate of Deposit 18.8%
Bank of Montreal		0.12%		10/12/11	11,000,000	11,000,000

Bank of Nova Scotia		0.18%		10/03/11	3,000,000	3,000,000
		0.05%		10/07/11	4,000,000	4,000,000
		0.19%		10/21/11	1,000,000	1,000,000
		0.24%		11/17/11	4,000,000	4,000,000
		0.25%		11/17/11	4,000,000	4,000,000
		0.30%		12/05/11	3,000,000	3,000,000
		0.25%		01/13/12	5,000,000	5,000,000

Bank of the West		0.20%		10/19/11	4,000,000	4,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.14%		10/05/11	2,000,000	2,000,000

BNP Paribas		0.54%		11/02/11	7,000,000	7,000,000

Branch Banking & Trust Co		0.29%		02/10/12	5,000,000	5,000,000

Chase Bank USA, NA		0.15%		11/22/11	1,000,000	1,000,000

Citibank, NA		0.20%		10/21/11	7,000,000	7,000,000
		0.24%		11/28/11	3,000,000	3,000,000
		0.23%		11/29/11	1,000,000	1,000,000

Credit Suisse AG		0.19%		10/27/11	7,000,000	7,000,000

Lloyds TSB Bank PLC		0.45%		10/04/11	3,000,000	3,000,000

Mizuho Corporate Bank Ltd		0.15%		10/06/11	8,000,000	8,000,000

National Australia Bank Ltd		0.25%		11/07/11	5,000,000	5,000,000
		0.23%		12/08/11	1,000,000	1,000,000

Nordea Bank Finland PLC		0.25%		11/15/11	5,000,000	5,000,000

Royal Bank of Scotland PLC		0.23%		10/26/11	2,000,000	2,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		11/01/11	4,000,000	4,000,000

Skandinaviska Enskilda Banken AB		0.29%		10/07/11	1,000,000	999,997

Societe Generale		0.50%		10/03/11	5,000,000	5,000,000
		0.41%		10/18/11	1,000,000	1,000,000

State Street Bank & Trust Company, NA		0.14%		10/28/11	1,000,000	1,000,000
		0.25%		12/12/11	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.17%		10/06/11	3,000,000	3,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	7,000,000	7,000,000
		0.17%		10/06/11	1,000,000	1,000,000

Svenska Handelsbanken AB		0.21%		10/04/11	2,000,000	2,000,001

Toronto-Dominion Bank		0.18%		11/28/11	8,000,000	8,000,000
		0.20%		11/28/11	14,000,000	14,000,000
		0.24%		01/10/12	9,000,000	9,000,000

UBS AG		0.28%		12/13/11	6,000,000	6,000,000

Union Bank, NA		0.26%		12/08/11	4,000,000	4,000,000

						167,999,998

Government Agency Debt 12.9%
Fannie Mae		0.06%		10/05/11	4,500,000	4,499,970
		0.09%		10/11/11	5,000,000	4,999,875
		0.03%		11/09/11	4,000,000	3,999,870
		0.03%		11/23/11	2,000,000	1,999,926

Federal Home Loan Bank		0.01%		10/05/11	6,000,000	5,999,993
		0.04%		10/12/11	2,000,000	1,999,976
		0.04%		11/14/11	5,000,000	4,999,786
		0.06%		11/18/11	6,000,000	5,999,560

Freddie Mac		0.03%		10/04/11	1,000,000	999,998
		0.02%		10/14/11	13,000,000	12,999,906
		0.04%		11/09/11	15,000,000	14,999,431
		0.04%		12/19/11	3,000,000	2,999,770

Straight A Funding, LLC	a,b,c,f	0.16%		10/06/11	3,000,000	2,999,933
	a,b,c,f	0.16%		10/11/11	12,000,000	11,999,467
	a,b,c,f	0.19%		11/14/11	10,000,000	9,997,678
	a,b,c,f	0.19%		11/16/11	15,000,000	14,996,358
	a,b,c,f	0.19%		12/02/11	1,000,000	999,673
	a,b,c,f	0.19%		12/14/11	3,000,000	2,998,828
	a,b,c,f	0.19%		12/19/11	5,000,000	4,997,915

						115,487,913

Other Note 3.7%
Bank of America, NA	h	0.24%		10/13/11	1,000,000	1,000,000
	h	0.24%		11/01/11	1,000,000	1,000,000
	h	0.25%		11/03/11	15,000,000	15,000,000
	h	0.25%		11/04/11	10,000,000	10,000,000
	h	0.30%		12/19/11	6,000,000	6,000,000

						33,000,000

Total Fixed-Rate Obligations
(Cost $591,041,077)						591,041,077

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 13.6% of net assets

Financial Company Commercial Paper 1.5%
Commonwealth Bank of Australia	c	0.31%	11/18/11	05/18/12	13,000,000	13,000,000

Certificate of Deposit 7.3%
Barclays Bank PLC		0.73%		10/17/11	7,000,000	7,000,000

Canadian Imperial Bank of Commerce		0.29%	10/28/11	12/28/11	10,000,000	10,000,000
		0.27%	10/03/11	01/03/12	2,000,000	2,000,000
		0.30%	10/07/11	07/09/12	1,000,000	1,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	10,000,000	10,000,000

Rabobank Nederland		0.30%		10/07/11	16,000,000	16,000,000
		0.30%	10/05/11	12/05/11	5,000,000	5,000,000

Royal Bank of Canada		0.28%	10/03/11	03/27/12	6,000,000	6,000,000

Westpac Banking Corp		0.31%	10/03/11	05/01/12	5,000,000	5,000,000
		0.31%	10/03/11	07/03/12	3,000,000	3,000,000

						65,000,000

Government Agency Debt 1.7%
Freddie Mac		0.15%	10/11/11	08/10/12	15,000,000	15,000,000

Variable Rate Demand Note 1.6%
New York City IDA
Industrial RB (Allway Tools) Series 1997	a	0.58%		10/07/11	95,000	95,000

Palm Springs, CA
COP (Downtown Parkiing) Series 2002A	a	0.33%		10/07/11	7,605,000	7,605,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	7,000,000	7,000,000

						14,700,000

Other Note 1.1%
JPMorgan Chase Bank, NA	i	0.27%	10/21/11	10/19/12	10,000,000	10,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	59,677	59,677

						10,059,677

Other Municipal Debt 0.4%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.30%	10/03/11	07/01/12	4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $121,759,677)						121,759,677

 5

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.6% of net assets

Government Agency Repurchase Agreement 18.9%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,403,203, issued 09/16/11, due 10/11/11.		0.14%		10/07/11	10,000,817	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $4,081,097, issued 09/26/11, due 01/03/12.		0.17%		10/07/11	4,000,208	4,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,450,000, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	15,000,150	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $46,276,117, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	45,366,504	45,366,277
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $7,140,053, issued 09/30/2011, due 10/07/2011.		0.03%		10/07/11	7,000,041	7,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,800,049, issued 09/30/11, due 10/03/11.		0.07%		10/03/11	40,000,233	40,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,408,229, issued 09/22/11, due 10/03/11.		0.10%		10/03/11	10,000,389	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,207,276, issued 09/26/11, due 10/03/11.		0.11%		10/03/11	30,000,642	30,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $7,286,462, issued 09/19/11, due 10/03/11.		0.12%		10/03/11	7,000,560	7,000,000

						168,366,277

Other Repurchase Agreement 1.7%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of 6,300,006, issued 06/24/11, due 10/24/11.	d	0.57%		10/24/11	6,011,590	6,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $5,250,035, issued 07/14/11, due 10/27/11.	d	0.50%		10/27/11	5,007,292	5,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $4,200,047, issued 07/19/11, due 11/16/11.	d	0.56%		11/16/11	4,007,467	4,000,000

						15,000,000

Total Repurchase Agreements
(Cost $183,366,277)						183,366,277

End of Investments.

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

At 09/30/11, the tax basis cost of the fund’s investments was $896,167,031.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $272,630,640 or 30.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $15,059,677 or 1.7% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47699SEP11

 7

The Charles Schwab Family of Funds
Schwab Investor Money Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

67.7%	Fixed-Rate Obligations	934,538,398	934,538,398
12.2%	Variable-Rate Obligations	167,943,913	167,943,913
20.1%	Repurchase Agreements	276,593,062	276,593,062

100.0%	Total Investments	1,379,075,373	1,379,075,373
0.0%	Other Assets and Liabilities, Net		588,659

100.0%	Net Assets		1,379,664,032

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 67.7% of net assets

Asset Backed Commercial Paper 18.6%
Amsterdam Funding Corp	a,b,c	0.27%		10/27/11	2,000,000	1,999,610
	a,b,c	0.27%		11/07/11	8,000,000	7,997,780

Argento Variable Funding Co, LLC	a,b,c	0.27%		10/25/11	9,000,000	8,998,380

Atlantis One Funding Corp	a,b,c	0.27%		12/02/11	2,000,000	1,999,070
	a,b,c	0.25%		12/06/11	4,000,000	3,998,167
	a,b,c	0.26%		12/20/11	1,000,000	999,422

Barton Capital, LLC	a,b,c	0.55%		10/03/11	10,000,000	9,999,694

CAFCO, LLC	a,b,c	0.29%		12/14/11	3,000,000	2,998,212
	a,b,c	0.31%		01/18/12	4,000,000	3,996,246
	a,b,c	0.31%		01/23/12	2,000,000	1,998,037
	a,b,c	0.37%		01/25/12	1,000,000	998,808
	a,b,c	0.40%		02/01/12	4,000,000	3,994,533
	a,b,c	0.39%		02/03/12	3,000,000	2,995,937

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/03/11	5,000,000	4,999,931
	a,b,c	0.27%		10/28/11	1,000,000	999,797
	a,b,c	0.40%		01/09/12	3,000,000	2,996,667

Chariot Funding, LLC	a,b,c	0.17%		10/05/11	4,000,000	3,999,924
	a,b,c	0.19%		10/28/11	1,000,000	999,857

Ciesco, LLC	a,b,c	0.29%		12/01/11	1,000,000	999,509
	a,b,c	0.33%		01/12/12	1,000,000	999,056
	a,b,c	0.40%		02/01/12	10,000,000	9,986,333

CRC Funding, LLC	a,b,c	0.20%		10/03/11	7,000,000	6,999,922
	a,b,c	0.26%		11/10/11	2,000,000	1,999,422
	a,b,c	0.26%		11/17/11	1,000,000	999,661
	a,b,c	0.29%		12/14/11	1,000,000	999,404

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fairway Finance Co, LLC	a,b,c	0.20%		10/19/11	2,000,000	1,999,800
	a,b,c	0.19%		11/02/11	1,000,000	999,831

Falcon Asset Securitization Corp	a,b,c	0.16%		10/04/11	4,000,000	3,999,947
	a,b,c	0.16%		10/13/11	3,000,000	2,999,840

Govco, LLC	a,b,c	0.19%		10/06/11	5,000,000	4,999,868
	a,b,c	0.19%		10/14/11	2,000,000	1,999,863
	a,b,c	0.19%		10/20/11	1,000,000	999,900
	a,b,c	0.24%		10/24/11	2,000,000	1,999,693
	a,b,c	0.26%		11/15/11	12,000,000	11,996,100
	a,b,c	0.29%		11/29/11	3,000,000	2,998,574
	a,b,c	0.32%		11/29/11	6,000,000	5,996,853
	a,b,c	0.29%		12/16/11	1,000,000	999,388
	a,b,c	0.30%		12/22/11	1,000,000	999,317
	a,b,c	0.32%		01/03/12	1,000,000	999,164
	a,b,c	0.32%		01/04/12	1,000,000	999,156
	a,b,c	0.40%		01/17/12	1,000,000	998,800

Grampian Funding, LLC	a,b,c	0.25%		10/03/11	1,000,000	999,986
	a,b,c	0.33%		11/07/11	2,000,000	1,999,322
	a,b,c	0.38%		11/18/11	2,000,000	1,998,987
	a,b,c	0.43%		02/02/12	3,000,000	2,995,557

Jupiter Securitization Corp	a,b,c	0.16%		10/07/11	2,000,000	1,999,947
	a,b,c	0.16%		10/24/11	3,000,000	2,999,693

Market Street Funding Corp	a,b,c	0.18%		10/17/11	4,000,000	3,999,680
	a,b,c	0.18%		10/26/11	2,000,000	1,999,750
	a,b,c	0.21%		11/17/11	7,000,000	6,998,081

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		10/05/11	2,000,000	1,999,951

Old Line Funding, LLC	a,b,c	0.15%		10/04/11	3,000,000	2,999,962
	a,b,c	0.18%		10/12/11	2,887,000	2,886,841
	a,b,c	0.18%		10/19/11	2,000,000	1,999,820
	a,b,c	0.18%		10/20/11	5,789,000	5,788,450
	a,b,c	0.19%		10/26/11	2,000,000	1,999,736
	a,b,c	0.22%		11/17/11	5,000,000	4,998,564

Sheffield Receivables Corp	a,b,c	0.24%		12/09/11	15,000,000	14,993,100

Solitaire Funding, LLC	a,b,c	0.27%		11/07/11	17,000,000	16,995,282

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.28%		10/18/11	9,000,000	8,998,810
	a,b,c	0.28%		10/20/11	4,000,000	3,999,409

Thunder Bay Funding, LLC	a,b,c	0.19%		10/19/11	2,000,000	1,999,810
	a,b,c	0.19%		10/20/11	12,000,000	11,998,797
	a,b,c	0.21%		11/14/11	1,090,000	1,089,720

Variable Funding Capital Corp	a,b,c	0.21%		12/05/11	6,000,000	5,997,725

Windmill Funding Corp	a,b,c	0.25%		10/13/11	6,000,000	5,999,500

						256,675,953

Financial Company Commercial Paper 9.2%
Australia & New Zealand Banking Group Ltd		0.20%		10/03/11	5,000,000	4,999,944

BNZ International Funding Ltd	a	0.26%		11/04/11	2,000,000	1,999,509

Citigroup Funding, Inc	a	0.25%		10/14/11	3,000,000	2,999,729

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia	c	0.18%		10/20/11	9,000,000	8,999,169
	c	0.23%		11/14/11	2,000,000	1,999,438
	c	0.27%		12/06/11	4,000,000	3,998,057
	c	0.25%		12/15/11	4,571,000	4,568,619
	c	0.29%		12/21/11	6,000,000	5,996,152
	c	0.31%		01/20/12	1,000,000	999,044

General Electric Capital Corp		0.18%		11/29/11	6,000,000	5,998,230
		0.19%		12/02/11	12,000,000	11,996,073
		0.20%		01/09/12	10,000,000	9,994,444
		0.24%		01/11/12	2,000,000	1,998,640
		0.22%		01/18/12	3,000,000	2,998,002
		0.30%		02/27/12	1,000,000	998,758

Goldman Sachs Group, Inc		0.37%		12/15/11	4,000,000	3,996,917

HSBC USA, Inc		0.18%		11/21/11	5,000,000	4,998,760
		0.20%		12/01/11	1,000,000	999,670

Lloyds TSB Bank PLC		0.17%		10/21/11	5,000,000	4,999,542

National Australia Funding (Delaware), Inc	a	0.20%		10/05/11	10,000,000	9,999,778

Nordea North America, Inc	a	0.20%		10/07/11	5,000,000	4,999,833

Royal Bank of Scotland PLC		0.21%		10/25/11	2,000,000	1,999,720

Skandinaviska Enskilda Banken AB		0.24%		10/24/11	1,000,000	999,847

State Street Corp		0.19%		11/18/11	3,000,000	2,999,240
		0.22%		12/15/11	3,000,000	2,998,625

Union Bank, NA		0.25%		11/21/11	2,000,000	1,999,292
		0.25%		12/01/11	1,000,000	999,576

Westpac Banking Corp	c	0.48%		03/16/12	1,000,000	997,797
	c	0.47%		03/19/12	11,000,000	10,975,586

Westpac Securities NZ Ltd	a,c	0.32%		12/01/11	3,000,000	2,998,399

						127,506,390

Other Commercial Paper 1.4%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		10/18/11	6,000,000	5,999,575
	a,c	0.11%		10/25/11	1,000,000	999,927

Reckitt Benckiser Treasury Services PLC	a,c	0.46%		02/10/12	5,000,000	4,991,566

Sanofi	c	0.22%		12/15/11	3,000,000	2,998,625

Univ of California
CP Series B		0.19%		12/12/11	3,000,000	2,998,860
		0.23%		01/09/12	1,000,000	999,361

						18,987,914

Certificate of Deposit 21.2%
Bank of Montreal		0.23%		11/16/11	20,000,000	20,000,000
		0.22%		11/28/11	2,000,000	2,000,000

Bank of Nova Scotia		0.18%		10/04/11	1,000,000	1,000,000
		0.05%		10/07/11	13,000,000	13,000,000
		0.24%		11/08/11	14,000,000	14,000,000
		0.25%		11/17/11	3,000,000	3,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		12/05/11	2,000,000	2,000,000
		0.24%		12/20/11	4,000,000	4,000,000
		0.25%		01/06/12	4,000,000	4,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.15%		10/03/11	2,000,000	2,000,000

Barclays Bank PLC		0.30%		11/04/11	12,000,000	12,000,000

BNP Paribas		0.54%		11/02/11	7,000,000	7,000,000

Branch Banking & Trust Co		0.29%		02/10/12	4,000,000	4,000,000

Chase Bank USA, NA		0.15%		11/22/11	18,000,000	18,000,000

Citibank, NA		0.24%		11/28/11	6,000,000	6,000,000
		0.27%		12/13/11	7,000,000	7,000,000
		0.27%		12/20/11	2,000,000	2,000,000

Commonwealth Bank of Australia		0.25%		01/10/12	2,000,000	2,000,000

Credit Suisse AG		0.19%		10/27/11	13,000,000	13,000,000

DnB NOR Bank ASA		0.25%		12/06/11	5,000,000	5,000,000

Lloyds TSB Bank PLC		0.45%		10/04/11	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		10/03/11	10,000,000	10,000,000

Mizuho Corporate Bank Ltd		0.15%		10/06/11	9,000,000	9,000,000
		0.14%		10/07/11	1,000,000	1,000,000

National Australia Bank Ltd		0.25%		11/07/11	1,000,000	1,000,000
		0.23%		12/08/11	5,000,000	5,000,000

Rabobank Nederland		0.40%		10/18/11	5,000,000	5,000,352

Royal Bank of Scotland PLC		0.23%		10/26/11	3,000,000	3,000,000
		0.23%		10/27/11	2,000,000	2,000,000
		0.82%		04/19/12	4,000,000	4,000,000

Skandinaviska Enskilda Banken AB		0.29%		10/07/11	3,000,000	2,999,990
		0.31%		11/16/11	1,000,000	1,000,000

Societe Generale		0.50%		10/03/11	8,000,000	8,000,000

State Street Bank & Trust Company, NA		0.14%		10/28/11	10,000,000	10,000,000
		0.14%		11/01/11	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.15%		10/03/11	2,000,000	2,000,000
		0.17%		10/06/11	4,000,000	4,000,000

Sumitomo Trust & Banking Co, Ltd		0.17%		10/03/11	12,000,000	12,000,000
		0.17%		10/06/11	1,000,000	1,000,000

Svenska Handelsbanken AB		0.20%		10/12/11	4,000,000	4,000,000

Toronto-Dominion Bank		0.28%		11/08/11	3,000,000	3,000,269
		0.25%		11/10/11	10,000,000	10,000,000
		0.20%		11/18/11	4,000,000	4,000,000
		0.20%		11/28/11	20,000,000	20,000,000
		0.24%		01/10/12	8,000,000	8,000,000

UBS AG		0.22%		10/05/11	10,000,000	10,000,000
		0.28%		12/13/11	1,000,000	1,000,000

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Union Bank, NA		0.26%		12/08/11	2,000,000	2,000,000

Westpac Banking Corp		0.23%		12/08/11	2,000,000	2,000,000

						292,000,611

Government Agency Debt 13.4%
Fannie Mae		0.10%		10/17/11	15,000,000	14,999,333
		0.03%		11/09/11	19,000,000	18,999,383
		0.03%		12/01/11	5,000,000	4,999,788

Federal Home Loan Bank		0.04%		10/06/11	12,000,000	11,999,942
		0.02%		10/11/11	1,000,000	999,994
		0.04%		10/12/11	20,000,000	19,999,782
		0.04%		11/04/11	12,000,000	11,999,603
		0.04%		11/14/11	10,000,000	9,999,572

Freddie Mac		0.03%		10/04/11	1,300,000	1,299,997
		0.04%		12/19/11	5,000,000	4,999,616

Straight A Funding, LLC	a,b,c,f	0.16%		10/06/11	10,000,000	9,999,778
	a,b,c,f	0.16%		10/11/11	24,000,000	23,998,933
	a,b,c,f	0.19%		11/14/11	25,000,000	24,994,195
	a,b,c,f	0.19%		11/16/11	9,000,000	8,997,815
	a,b,c,f	0.19%		11/22/11	5,085,000	5,083,604
	a,b,c,f	0.19%		11/30/11	6,000,000	5,998,100
	a,b,c,f	0.19%		12/02/11	2,000,000	1,999,346
	a,b,c,f	0.19%		12/19/11	3,000,000	2,998,749

						184,367,530

Other Instrument 0.6%
Wells Fargo Bank, NA	j	0.03%		10/04/11	9,000,000	9,000,000

Other Note 3.3%
Bank of America, NA	h	0.26%		10/03/11	5,000,000	5,000,000
	h	0.24%		10/13/11	16,000,000	16,000,000
	h	0.25%		11/03/11	10,000,000	10,000,000
	h	0.28%		11/08/11	13,000,000	13,000,000
	h	0.31%		01/09/12	2,000,000	2,000,000

						46,000,000

Total Fixed-Rate Obligations
(Cost $934,538,398)						934,538,398

Variable-Rate Obligations 12.2% of net assets

Financial Company Commercial Paper 0.4%
Commonwealth Bank of Australia	c	0.31%	11/18/11	05/18/12	5,000,000	5,000,000

Certificate of Deposit 5.9%
Barclays Bank PLC		0.73%		10/17/11	6,000,000	6,000,000

Canadian Imperial Bank of Commerce		0.29%	10/28/11	12/28/11	15,000,000	15,000,000
		0.27%	10/03/11	01/03/12	5,000,000	5,000,000

Credit Suisse AG		0.29%	10/04/11	12/01/11	8,000,000	8,000,000

National Australia Bank Ltd		0.25%		10/05/11	2,000,000	2,000,000

Rabobank Nederland		0.30%		10/07/11	10,000,000	10,000,000

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%	10/26/11	03/26/12	7,000,000	7,000,000

Royal Bank of Canada		0.28%	10/03/11	03/27/12	3,000,000	3,000,000
		0.28%	10/03/11	04/09/12	3,000,000	3,000,000

Toronto-Dominion Bank		0.31%		10/28/11	3,000,000	3,000,000

Westpac Banking Corp		0.31%	10/03/11	05/01/12	13,000,000	13,000,000
		0.31%	10/03/11	07/03/12	7,000,000	7,000,000

						82,000,000

Government Agency Debt 1.8%
Freddie Mac		0.15%	10/11/11	08/10/12	25,000,000	25,000,000

Variable Rate Demand Note 1.3%
Eagle Cnty, CO
Housing Facilities RB (BC Housing, LLC) Series 1997B	a	0.22%		10/07/11	1,500,000	1,500,000

Labcon North America
Taxable Demand Bonds Series 2010	a	0.40%		10/07/11	2,305,000	2,305,000

Texas
TRAN Series 2011A	c,g	0.15%		10/03/11	11,000,000	11,000,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.29%		10/07/11	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.29%		10/07/11	1,940,000	1,940,000

						17,745,000

Other Note 2.8%
JPMorgan Chase Bank, NA	i	0.27%	10/21/11	10/19/12	38,000,000	38,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	198,913	198,913

						38,198,913

Total Variable-Rate Obligations
(Cost $167,943,913)						167,943,913

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.1% of net assets

Government Agency Repurchase Agreement 19.3%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $17,851,909, issued 09/06/11, due 10/03/11.		0.12%		10/03/11	17,001,530	17,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $14,280,196, issued 09/26/11, due 12/12/11.		0.15%		10/07/11	14,000,642	14,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $14,280,196, issued 09/26/11, due 01/03/12.		0.17%		10/07/11	14,000,727	14,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,600,000, issued 09/30/11, due 10/03/11.		0.12%		10/03/11	20,000,200	20,000,000

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $42,425,932, issued 09/30/11, due 10/03/11.		0.06%		10/03/11	41,593,270	41,593,062
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $8,161,492, issued 09/30/11, due 10/07/11.		0.03%		10/07/11	8,000,047	8,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $91,800,021, issued 09/30/11, due 10/03/11.		0.07%		10/03/11	90,000,525	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $6,245,600, issued 09/22/11, due 10/03/11.		0.10%		10/03/11	6,000,183	6,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $14,560,001, issued 09/26/11, due 10/03/11.		0.11%		10/03/11	14,000,299	14,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $28,094,272, issued 09/19/11, due 10/03/11.		0.12%		10/03/11	27,001,260	27,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,300,001, issued 09/16/11, due 10/17/11.		0.15%		10/07/11	15,001,313	15,000,000

						266,593,062

Other Repurchase Agreement 0.8%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $1,050,006, issued 06/02/11, due 11/01/11.	d	0.60%		11/01/11	1,002,534	1,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks with a value of $9,450,051, issued 06/03/11, due 11/01/11.	d	0.60%		11/01/11	9,022,650	9,000,000

						10,000,000

Total Repurchase Agreements
(Cost $276,593,062)						276,593,062

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $1,379,075,373.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $413,467,340 or 30.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $10,198,913 or 0.7% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47700SEP11

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 15, 2011